AST CORE FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 108.3%
Asset-Backed Securities — 11.3%
Automobiles — 2.4%
American Credit Acceptance Receivables Trust,
Series 2022-03, Class B, 144A
4.550%	10/13/26	245	$241,468
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25	899	890,986
Series 2020-02, Class B
0.970%	02/18/26	280	273,494
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A
3.700%	09/20/24	2,000	1,983,030
Series 2018-02A, Class A, 144A
4.000%	03/20/25	350	343,871
Series 2019-03A, Class A, 144A
2.360%	03/20/26	4,178	3,911,486
Series 2020-01A, Class A, 144A
2.330%	08/20/26	2,000	1,839,856
Series 2021-01A, Class D, 144A
3.710%	08/20/27	5,000	4,138,240
Series 2021-02A, Class A, 144A
1.660%	02/20/28	4,700	4,017,213
Series 2022-01A, Class A, 144A
3.830%	08/21/28	5,300	5,006,283
Carvana Auto Receivables Trust,
Series 2022-P02, Class A3
4.130%	04/12/27	3,535	3,472,573
Credit Acceptance Auto Loan Trust,
Series 2020-01A, Class A, 144A
2.010%	02/15/29	264	263,805
Series 2020-02A, Class A, 144A
1.370%	07/16/29	361	355,798
Series 2021-02A, Class A, 144A
0.960%	02/15/30	1,370	1,306,384
Drive Auto Receivables Trust,
Series 2021-02, Class B
0.580%	12/15/25	2,500	2,462,763
Exeter Automobile Receivables Trust,
Series 2020-03A, Class C
1.320%	07/15/25	144	142,100
Series 2021-02A, Class B
0.570%	09/15/25	290	287,230
Series 2022-04A, Class B
4.570%	01/15/27	1,325	1,299,703
Flagship Credit Auto Trust,
Series 2022-03, Class B, 144A
4.690%	07/17/28	2,247	2,183,518
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	2,600	2,499,496
Series 2020-01, Class A, 144A
2.040%	08/15/31	4,000	3,719,427
Series 2020-02, Class B, 144A
1.490%	04/15/33	1,730	1,525,894
Series 2021-01, Class C, 144A
1.910%	10/17/33	398	344,665
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2021-02, Class C, 144A
2.110%	05/15/34	1,025	$873,335
GLS Auto Receivables Issuer Trust,
Series 2022-03A, Class B, 144A
4.920%	01/15/27	390	384,838
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24	194	193,438
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	3,776	3,229,197
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	1,165	1,066,172
Series 2022-02A, Class A, 144A
2.330%	06/26/28	5,600	4,895,647
Honda Auto Receivables Owner Trust,
Series 2021-04, Class A3
0.880%	01/21/26	790	747,214
Hyundai Auto Receivables Trust,
Series 2021-C, Class A3
0.740%	05/15/26	930	877,334
JPMorgan Chase Bank, NA,
Series 2020-01, Class D, 144A
1.886%	01/25/28	477	468,509
Series 2021-02, Class D, 144A
1.138%	12/26/28	394	377,553
Series 2021-03, Class D, 144A
1.009%	02/26/29	403	382,028
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	2,309	2,193,556
Series 2021-01A, Class C, 144A
1.420%	07/14/28	765	664,906
Series 2021-01A, Class D, 144A
1.620%	11/14/30	225	193,435
Prestige Auto Receivables Trust,
Series 2021-01A, Class A3, 144A
0.830%	07/15/25	1,150	1,122,031
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	587	584,129
Series 2020-03, Class C
1.120%	01/15/26	1,855	1,841,462
Series 2020-04, Class C
1.010%	01/15/26	1,484	1,466,927
Series 2021-01, Class C
0.750%	02/17/26	4,461	4,388,523
Series 2021-01, Class D
1.130%	11/16/26	1,872	1,790,147
Series 2021-02, Class C
0.900%	06/15/26	2,581	2,514,695
Series 2021-02, Class D
1.350%	07/15/27	4,078	3,842,776
Series 2021-03, Class C
0.950%	09/15/27	3,145	3,037,986
A1

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-04, Class B
4.420%	11/15/27	3,245	$3,159,263
Series 2022-05, Class B
4.430%	03/15/27	1,060	1,036,980
Series 2022-06, Class B
4.720%	06/15/27	710	699,529
Volkswagen Auto Loan Enhanced Trust,
Series 2021-01, Class A3
1.020%	06/22/26	1,611	1,526,544
Westlake Automobile Receivables Trust,
Series 2022-02A, Class B, 144A
4.310%	09/15/27	2,560	2,498,486
			88,565,923
Collateralized Loan Obligations — 6.1%
AGL CLO Ltd. (Cayman Islands),
Series 2020-07A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.712%(c)	07/15/34	310	297,309
AGL Core CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
4.100%(c)	04/20/32	3,126	3,065,469
Series 2020-04A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.780%(c)	04/20/33	250	242,425
AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	04/20/32	250	243,600
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	10/25/33	3,430	3,327,195
Allegro CLO Ltd. (Cayman Islands),
Series 2014-01RA, Class A1, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.812%(c)	10/21/28	207	204,601
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.612%(c)	07/15/31	1,042	1,010,302
AMMC CLO Ltd. (Cayman Islands),
Series 2017-21A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.038%(c)	11/02/30	250	246,667
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.705%(c)	10/13/30	490	483,520
Series 2014-03RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
3.843%(c)	01/28/31	378	371,572
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.843%(c)	01/28/31	2,000	1,967,389
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.883%(c)	01/28/31		570	$560,186
Anchorage Capital Europe CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.870% (Cap N/A, Floor 0.870%)
1.015%(c)	04/25/34	EUR	1,722	1,576,081
Apidos CLO Ltd. (Cayman Islands),
Series 2013-12A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.592%(c)	04/15/31		765	747,619
Series 2013-15A, Class A1RR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.720%(c)	04/20/31		500	489,200
Series 2018-18A, Class A1, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.899%(c)	10/22/30		250	243,055
Ares CLO Ltd.,
Series 2020-56A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.943%(c)	10/25/34		350	336,795
ARES CLO Ltd. (Cayman Islands),
Series 2019-52A, Class A1R, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.809%(c)	04/22/31		990	963,016
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
0.770%(c)	04/15/32	EUR	5,724	5,373,147
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32		4,285	4,143,520
Barings CLO Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.900%(c)	10/20/30		520	510,857
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.522%(c)	10/15/33		1,335	1,293,942
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.810%(c)	07/18/30		883	864,797
Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
4.012%(c)	05/17/31		1,042	1,018,750
Battery Park CLO Ltd.,
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 2.210% (Cap N/A, Floor 2.210%)
0.010%(c)	10/20/35		4,270	4,249,645
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2015-06BR, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.900%(c)	07/20/34		2,210	2,101,117

A2

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
3.800%(c)	04/20/31		1,650	$1,615,349
Series 2022-27A, Class A1, 144A, 3 Month SOFR + 1.800% (Cap N/A, Floor 1.800%)
4.291%(c)	07/20/35		4,950	4,861,816
BlueMountain CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.939%(c)	10/22/30		794	780,012
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
0.600%(c)	04/15/31	EUR	2,083	1,979,831
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
0.990%(c)	10/15/35	EUR	3,810	3,462,691
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2013-04A, Class A1RR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.512%(c)	01/15/31		365	355,756
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.710%(c)	04/17/31		558	541,553
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	01/20/32		8,300	8,120,834
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	01/20/35		3,040	2,922,443
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34		2,496	2,399,248
Cedar Funding CLO Ltd. (Cayman Islands),
Series 2016-05A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/17/31		850	826,816
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.869%(c)	01/22/31		2,996	2,939,867
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.742%(c)	04/23/29		1,944	1,912,917
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31		1,455	1,420,302
Series 2020-01A, Class A1R, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.662%(c)	07/15/36		250	239,475
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34		2,958	2,831,937
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		649	$640,909
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.632%(c)	07/15/31		2,083	2,032,296
Elmwood CLO Ltd. (Cayman Islands),
Series 2021-03A, Class A, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
3.750%(c)	10/20/34		910	877,888
Flatiron CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)
3.692%(c)	04/17/31		750	734,105
Galaxy CLO Ltd. (Cayman Islands),
Series 2013-15A, Class ARR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.482%(c)	10/15/30		1,010	991,805
Goldentree Loan Opportunities Ltd. (Cayman Islands),
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.830%(c)	07/20/31		325	316,892
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.810%(c)	01/18/31		260	254,526
GoldenTree Loan Opportunities Ltd. (Cayman Islands),
Series 2014-09A, Class AR2, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.916%(c)	10/29/29		3,661	3,610,490
GoldentTree Loan Management US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.840%(c)	10/20/34		550	525,369
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31		3,126	3,043,471
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	04/15/34		2,083	2,001,020
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	10/20/31		1,666	1,614,747
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
4.056%(c)	04/15/33		2,083	2,006,644
Henley CLO DAC (Ireland),
Series 04A, Class A, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)
1.045%(c)	04/25/34	EUR	1,042	954,315
Hildene Community Funding CDO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A
2.600%	11/01/35		2,677	2,468,849

A3

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.850%(c)	04/20/34		970	$929,554
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.832%(c)	02/05/31		3,967	3,880,570
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
0.650%(c)	07/15/31	EUR	2,496	2,361,384
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		4,045	3,874,211
KKR CLO Ltd.,
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	10/17/31		4,380	4,247,745
LCM LP (Cayman Islands),
Series 20A, Class BR, 144A, 3 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.260%(c)	10/20/27		750	732,100
LCM Ltd. (Cayman Islands),
Series 26A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.780%(c)	01/20/31		1,510	1,474,101
Series 29A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.582%(c)	04/15/31		250	243,406
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	07/20/34		1,000	957,910
Madison Park Funding Ltd. (Cayman Islands),
Series 2013-11A, Class AR2, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.683%(c)	07/23/29		791	776,673
Series 2014-13A, Class AR2, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.688%(c)	04/19/30		485	477,340
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.672%(c)	10/21/30		2,950	2,889,516
Series 2015-19A, Class A1R2, 144A, 3 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
3.679%(c)	01/22/28		692	679,776
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32		4,575	4,415,926
Series 2017-23A, Class AR, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.739%(c)	07/27/31		950	933,292
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32		1,455	1,418,658
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-37A, Class AR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.582%(c)	07/15/33	250	$242,144
Marble Point CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.920%(c)	12/18/30	490	479,700
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30	1,666	1,637,289
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
3.632%(c)	07/15/31	2,083	2,027,252
Series 2015-10A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.805%(c)	10/13/27	1,135	1,111,684
MP CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.960%(c)	10/20/30	590	578,594
Series 2015-02A, Class ARR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.993%(c)	04/28/34	990	946,886
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class ARR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.672%(c)	07/15/34	825	796,245
Series 2017-16SA, Class AR, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 1.040%)
3.552%(c)	04/15/34	2,755	2,638,698
Northwoods Capital Ltd. (Cayman Islands),
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
4.397%(c)	09/01/31	8,500	8,308,838
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.846%(c)	04/26/31	220	215,308
Octagon Investment Partners 51 Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.860%(c)	07/20/34	1,105	1,057,707
Octagon Investment Partners Ltd. (Cayman Islands),
Series 2013-01A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.783%(c)	01/25/31	1,990	1,940,650
Series 2018-18A, Class A1A, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)
3.700%(c)	04/16/31	1,250	1,220,861
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
3.618%(c)	07/18/31	5,000	4,890,414

A4

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.009%(c)	10/22/30	285	$279,495
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.820%(c)	04/17/31	5,127	4,994,064
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.750%(c)	07/17/29	2,556	2,528,486
Series 2018-18A, Class A, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.532%(c)	04/15/31	360	350,209
Palmer Square CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1A3, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.738%(c)	10/17/31	250	243,118
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
3.870%(c)	01/17/31	1,080	1,061,568
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
4.114%(c)	05/21/34	1,750	1,676,310
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/16/31	2,553	2,483,603
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2020-04A, Class A2, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.597%(c)	11/25/28	300	291,245
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
4.145%(c)	02/14/34	720	688,419
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.710%(c)	10/20/31	750	726,677
PPM CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
3.662%(c)	07/15/31	2,083	2,026,249
Race Point CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.883%(c)	07/25/31	1,341	1,310,236
Rad CLO Ltd. (Cayman Islands),
Series 2018-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/31	370	358,801
Series 2019-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	07/24/32	430	417,455
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 0.000%)
3.900%(c)	10/20/30	850	831,162
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	10/20/31		3,126	$3,034,636
Signal Peak CLO Ltd.,
Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)
3.893%(c)	04/25/31		7,626	7,476,394
Series 2020-08A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 1.270%)
3.980%(c)	04/20/33		350	337,933
Sixth Street CLO Ltd. (Cayman Islands),
Series 2021-19A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	07/20/34		7,000	6,707,632
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.836%(c)	01/26/31		830	809,986
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	07/15/34		3,130	2,995,734
Southwick Park CLO LLC (Cayman Islands),
Series 2019-04A, Class A1R, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
3.770%(c)	07/20/32		250	241,342
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
0.975%(c)	04/25/30	EUR	1,712	1,635,374
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
1.101%(c)	02/20/30	EUR	4,150	3,967,527
Steele Creek CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.762%(c)	10/15/30		370	361,305
Symphony CLO Ltd. (Cayman Islands),
Series 2021-26A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	04/20/33		272	264,729
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34		1,815	1,733,210
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34		2,083	1,990,604
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30		1,295	1,276,735
TICP CLO Ltd. (Cayman Islands),
Series 2018-12A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	07/15/34		250	239,488

A5

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Trestles CLO Ltd. (Cayman Islands),
Series 2020-03A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
4.040%(c)	01/20/33		1,140	$1,104,384
Series 2021-04A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.902%(c)	07/21/34		580	556,081
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	10/20/34		600	572,389
Venture CLO Ltd. (Cayman Islands),
Series 2014-18A, Class AR, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
3.732%(c)	10/15/29		2,296	2,264,304
Voya CLO Ltd. (Cayman Islands),
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 0.000%)
3.642%(c)	10/15/30		610	599,708
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
3.572%(c)	04/15/31		1,368	1,338,489
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31		1,157	1,130,365
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31		1,821	1,771,977
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/31		11,250	10,919,830
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34		1,140	1,092,856
Zais CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29		1,568	1,547,041
				229,837,531
Consumer Loans — 0.6%
Aqua Finance Trust,
Series 2021-A, Class B, 144A
2.400%	07/17/46		4,810	3,976,659
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	385	261,185
Goldman Home Improvement Trust Issuer Trust,
Series 2021-GRN02, Class B, 144A
1.970%	06/25/51		197	171,641
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28		5,436	5,288,174
Series 2021-01A, Class A, 144A
1.900%	11/20/31		1,816	1,525,727
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32		386	$378,718
Series 2021-AA, Class A, 144A
1.860%	03/20/36		180	150,982
OneMain Financial Issuance Trust,
Series 2019-02A, Class A, 144A
3.140%	10/14/36		2,382	2,116,909
Series 2020-01A, Class A, 144A
3.840%	05/14/32		827	821,961
Series 2020-02A, Class A, 144A
1.750%	09/14/35		2,934	2,583,011
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
3.045%(c)	06/16/36		1,756	1,688,949
Series 2022-02A, Class A, 144A
4.890%	10/14/34		2,210	2,166,412
Oportun Funding XIII LLC,
Series 2019-A, Class A, 144A
3.080%	08/08/25		758	754,573
Oportun Funding XIV LLC,
Series 2021-A, Class A, 144A
1.210%	03/08/28		384	356,528
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29		2,097	2,084,537
				24,325,966
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2021-01, Class A
0.900%	11/15/26		4,910	4,536,080
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30		737	710,208
Newday Funding Master Issuer PLC (United Kingdom),
Series 2021-01A, Class A1, 144A, SONIA + 0.970% (Cap N/A, Floor 0.000%)
2.943%(c)	03/15/29	GBP	584	644,598
Series 2021-01A, Class A2, 144A, SOFR + 1.100% (Cap N/A, Floor 0.000%)
3.768%(c)	03/15/29		541	532,733
Newday Partnership Funding PLC (United Kingdom),
Series 2020-01A, Class A3, 144A, 1 Month SONIA + 1.400% (Cap N/A, Floor 0.000%)
3.372%(c)	11/15/28	GBP	1,051	1,165,277
				7,588,896
Equipment — 0.1%
Amur Equipment Finance Receivables XI LLC,
Series 2022-02A, Class A2, 144A
5.300%	06/21/28		1,130	1,122,190
MMAF Equipment Finance LLC,
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,440	1,321,057
				2,443,247

A6

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	05/25/34	135	$124,603
Asset-Backed Funding Certificates Trust,
Series 2004-OPT02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.825%)
3.909%(c)	08/25/33	4	3,865
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
4.584%(c)	03/25/43	75	71,700
EquiFirst Mortgage Loan Trust,
Series 2004-01, Class 1A1, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
3.564%(c)	01/25/34	384	361,766
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	09/25/34	113	105,821
Series 2004-WMC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.984%(c)	04/25/34	229	218,105
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
4.104%(c)	10/25/33	13	12,270
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2003-NC01, Class M1, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.575%)
4.659%(c)	11/25/32	14	13,879
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.640%)
3.724%(c)	08/25/33	123	119,413
Option One Mortgage Loan Trust,
Series 2007-FXD02, Class 1A1
5.820%	03/25/37	4,523	3,764,634
			4,796,056
Manufactured Housing — 0.0%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	437	428,686
Other — 1.1%
CoreVest American Finance Trust,
Series 2019-03, Class A, 144A
2.705%	10/15/52	707	667,018
Series 2020-03, Class A, 144A
1.358%	08/15/53	1,726	1,516,788
Credit Suisse European Mortgage Capital Ltd.,
Series 2019-1OTF, Class A, 144A, 3 Month LIBOR + 2.900% (Cap N/A, Floor 0.000%)
5.682%(c)	08/09/24	945	924,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
DB Master Finance LLC,
Series 2021-01A, Class A2II, 144A
2.493%	11/20/51	2,040	$1,668,168
FHLMC Structured Pass-Through Certificates,
Series 2017-SR01, Class A3
3.089%	11/25/27	273	253,843
FirstKey Homes Trust,
Series 2021-SFR02, Class A, 144A
1.376%	09/17/38	3,375	2,868,743
Series 2022-SFR01, Class A, 144A
4.145%	05/17/39	1,157	1,092,046
Home Partners of America Trust,
Series 2021-02, Class A, 144A
1.901%	12/17/26	4,438	3,851,096
Progress Residential Trust,
Series 2020-SFR01, Class A, 144A
1.732%	04/17/37	4,611	4,269,910
Series 2021-SFR01, Class A, 144A
1.052%	04/17/38	5,485	4,731,172
Series 2021-SFR03, Class A, 144A
1.637%	05/17/26	3,882	3,393,494
Series 2021-SFR08, Class A, 144A
1.510%	10/17/38	3,717	3,185,727
Series 2021-SFR10, Class A, 144A
2.393%	12/17/40	697	585,270
Series 2022-SFR04, Class A, 144A
4.438%	05/17/41	3,005	2,821,611
Series 2022-SFR3, Class A, 144A
3.200%	04/17/39	1,105	1,002,152
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
5.884%(c)	06/25/24	3,208	2,972,401
Tricon Residential Trust,
Series 2022-SFR01, Class A, 144A
3.856%	04/17/39	5,093	4,699,964
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	226	224,633
			40,728,361
Residential Mortgage-Backed Securities — 0.4%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	02/25/34	32	29,163
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W010, Class A2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	10/25/34	91	87,785
Bayview Opportunity Master Fund IVa Trust,
Series 2017-RT05, Class A, 144A
3.500%(cc)	05/28/69	521	503,905

A7

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Bravo Mortgage Asset Trust,
Series 2006-01A, Class M1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	07/25/36		4,612	$4,151,014
Countrywide Asset-Backed Certificates Trust,
Series 2004-13, Class MF1
5.071%(cc)	04/25/35		293	290,888
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	11/25/34		56	55,361
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB04, Class A6
3.923%(cc)	05/25/35		6	5,733
Equity One Mortgage Pass-Through Trust,
Series 2002-05, Class M1
5.803%(cc)	11/25/32		815	762,565
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC03, Class M3, 1 Month LIBOR + 2.475% (Cap N/A, Floor 2.475%)
5.559%(c)	06/25/34		103	100,739
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
4.929%(c)	01/25/35		94	91,343
RAMP Trust,
Series 2006-RZ02, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
3.579%(c)	05/25/36		2,667	2,597,155
Series 2006-RZ03, Class M1, 1 Month LIBOR + 0.350% (Cap 14.000%, Floor 0.350%)
3.434%(c)	08/25/36		1,422	1,363,789
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.384%(c)	09/25/34		289	275,709
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	4,694
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
3.619%(c)	04/16/23^	EUR	4,170	3,886,204
				14,206,047
Small Business Loan — 0.0%
United States Small Business Administration,
Series 2019-20D, Class 1
2.980%	04/01/39		390	360,186
Series 2019-25G, Class 1
2.690%	07/01/44		675	586,025
				946,211
Student Loans — 0.3%
College Avenue Student Loans LLC,
Series 2021-A, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.184%(c)	07/25/51		62	60,057
Series 2021-C, Class B, 144A
2.720%	07/26/55		127	107,611
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Laurel Road Prime Student Loan Trust,
Series 2018-C, Class A, 144A
0.000%(cc)	08/25/43	1,814	$1,684,629
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	133	129,882
Navient Private Education Refi Loan Trust,
Series 2020-FA, Class A, 144A
1.220%	07/15/69	509	458,730
Nelnet Student Loan Trust,
Series 2021-CA, Class B, 144A
2.530%	04/20/62	1,400	1,091,140
Series 2021-CA, Class C, 144A
3.360%	04/20/62	100	77,744
SLM Student Loan Trust,
Series 2003-04, Class A5E, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
4.043%(c)	03/15/33	1	767
SMB Private Education Loan Trust,
Series 2015-C, Class R, 144A
0.000%	09/18/46	63,950	2,940,660
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A
0.000%(cc)	12/15/45	860	814,277
Series 2019-D, Class 1PT, 144A
3.085%(cc)	01/16/46	1,349	1,261,932
Series 2019-F, Class PT1, 144A
3.932%(cc)	02/15/45	1,237	1,127,368
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	626	586,255
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	2,332	2,174,679
Series 2021-A, Class AFX, 144A
1.030%	08/17/43	506	429,807
			12,945,538

Total Asset-Backed Securities (cost $458,036,699)			426,812,462
Commercial Mortgage-Backed Securities — 6.7%
245 Park Avenue Trust,
Series 2017-245P, Class XA, IO, 144A
0.271%(cc)	06/05/37	3,000	22,583
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2017-SCH, Class BF, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
4.218%(c)	11/15/33	350	324,422
Series 2017-SCH, Class CL, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
4.318%(c)	11/15/32	190	179,551
Series 2017-SCH, Class DL, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.818%(c)	11/15/32	380	361,333
BANK,
Series 2018-BN14, Class A4
4.231%(cc)	09/15/60	1,715	1,617,936

A8

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-BNK11, Class A2
3.784%	03/15/61	4,200	$3,888,897
Series 2019-BN16, Class A4
4.005%	02/15/52	1,800	1,671,330
Series 2019-BN18, Class A2
3.474%	05/15/62	975	944,311
Series 2019-BN20, Class A2
2.758%	09/15/62	3,055	2,627,523
Series 2019-BN20, Class A3
3.011%	09/15/62	2,691	2,331,891
Series 2019-BN22, Class A4
2.978%	11/15/62	2,435	2,101,187
Series 2019-BN23, Class ASB
2.846%	12/15/52	2,065	1,861,921
Series 2019-BN24, Class A3
2.960%	11/15/62	1,165	1,001,335
Series 2020-BN26, Class ASB
2.313%	03/15/63	6,236	5,446,545
Series 2020-BN30, Class ASB
1.673%	12/15/53	2,500	2,085,337
Series 2022-BNK40, Class A4
3.507%(cc)	03/15/64	5,000	4,343,029
Bank of America Merrill Lynch Commercial Mortgage Trust,
Series 2017-BNK03, Class XD, IO, 144A
1.393%(cc)	02/15/50	1,000	45,949
Barclays Commercial Mortgage Securities Trust,
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)
3.540%(c)	03/15/37	6,435	6,056,159
Series 2019-C04, Class A4
2.661%	08/15/52	2,849	2,455,385
Series 2021-C10, Class XA, IO
1.424%(cc)	07/15/54	23,991	1,785,269
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	2,950	2,611,895
Series 2022-C16, Class A5
4.600%(cc)	06/15/55	1,120	1,068,779
Barclays Commercial Mortgage Trust,
Series 2019-C03, Class XA, IO
1.494%(cc)	05/15/52	1,561	99,997
Benchmark Mortgage Trust,
Series 2019-B09, Class AAB
3.932%	03/15/52	2,155	2,051,454
Series 2020-B18, Class A4
1.672%	07/15/53	3,000	2,346,418
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,192,421
Series 2021-B27, Class A3
1.792%	07/15/54	5,000	4,154,461
Series 2021-B27, Class A4
2.103%	07/15/54	3,300	2,631,730
Series 2021-B28, Class XA, IO
1.398%(cc)	08/15/54	1,400	104,139
Series 2022-B33, Class A5
3.458%	03/15/55	3,500	3,059,377
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust,
Series 2020-VKNG, Class A, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.930%)
3.748%(c)	10/15/37	2,891	$2,807,362
CD Mortgage Trust,
Series 2017-CD03, Class A4
3.631%	02/10/50	190	176,987
Series 2017-CD05, Class A3
3.171%	08/15/50	1,917	1,736,242
Series 2019-CD08, Class A3
2.657%	08/15/57	5,159	4,391,212
CFCRE Commercial Mortgage Trust,
Series 2016-C03, Class XD, IO, 144A
1.860%(cc)	01/10/48	1,390	64,549
Series 2016-C06, Class A2
2.950%	11/10/49	3,740	3,408,967
Series 2016-C07, Class A2
3.585%	12/10/54	2,606	2,434,901
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A3
3.497%	06/10/48	4,209	3,994,070
Series 2016-P04, Class A4
2.902%	07/10/49	1,015	930,943
Series 2017-C04, Class A3
3.209%	10/12/50	2,054	1,878,565
Series 2019-C07, Class A4
3.102%	12/15/72	2,721	2,360,192
Series 2019-GC41, Class A4
2.620%	08/10/56	2,063	1,738,606
Series 2019-GC41, Class XA, IO
1.170%(cc)	08/10/56	29,296	1,406,508
Series 2019-GC43, Class A3
2.782%	11/10/52	3,230	2,766,006
Series 2019-GC43, Class A4
3.038%	11/10/52	3,008	2,609,894
Commercial Mortgage Trust,
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	898,224
Series 2013-CR10, Class ASB
3.795%	08/10/46	469	467,372
Series 2014-CR17, Class XA, IO
1.112%(cc)	05/10/47	1,939	21,238
Series 2014-CR18, Class A4
3.550%	07/15/47	83	80,720
Series 2014-CR20, Class A3
3.326%	11/10/47	2,965	2,858,881
Series 2014-CR21, Class A3
3.528%	12/10/47	900	868,047
Series 2014-UBS04, Class A3
3.430%	08/10/47	439	438,190
Series 2014-UBS05, Class ASB
3.548%	09/10/47	280	275,927
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,575	1,506,521
Series 2015-03BP, Class XA, IO, 144A
0.168%(cc)	02/10/35	42,385	86,037

A9

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2015-CR22, Class A3
3.207%	03/10/48	959	$958,093
Series 2015-CR25, Class XA, IO
0.952%(cc)	08/10/48	587	11,047
Series 2015-CR26, Class A3
3.359%	10/10/48	4,018	3,824,800
Series 2015-DC01, Class A4
3.078%	02/10/48	3,196	3,088,567
Series 2015-LC21, Class A3
3.445%	07/10/48	3,436	3,282,306
Series 2015-LC23, Class A3
3.521%	10/10/48	2,876	2,738,980
Series 2015-LC23, Class C
4.718%(cc)	10/10/48	1,233	1,130,587
Series 2016-COR01, Class A3
2.826%	10/10/49	2,430	2,211,975
Series 2019-GC44, Class A4
2.698%	08/15/57	7,000	5,928,331
Credit Suisse European Mortgage Capital Ltd.,
Series 2020-TF, Class A
7.390%(cc)	08/09/24	5,062	4,948,262
Credit Suisse Mortgage Capital Certificates,
Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.798%(c)	05/15/36	1,247	1,229,845
Credit Suisse Mortgage Trust,
Series 2014-USA, Class F, 144A
4.373%	09/15/37	3,075	2,101,262
Series 2017-TIME, Class A, 144A
3.646%	11/13/39	1,834	1,550,847
Series 2019-RIO, Class A, 144A, 1 Month LIBOR + 3.024% (Cap N/A, Floor 4.024%)
5.842%(c)	12/15/22	8,839	8,825,151
Series 2020-FACT, Class F, 144A, 1 Month LIBOR + 6.157% (Cap N/A, Floor 6.157%)
8.975%(c)	10/15/37	1,333	1,244,750
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,846	3,653,193
Series 2016-C06, Class XA, IO
2.028%(cc)	01/15/49	1,116	55,884
Series 2017-CX10, Class A4
3.191%	11/15/50	1,566	1,425,898
Series 2018-CX12, Class A3
3.959%	08/15/51	1,425	1,338,840
Series 2018-CX12, Class A4
4.224%(cc)	08/15/51	70	65,970
DBGS Mortgage Trust,
Series 2018-C01, Class A4
4.466%	10/15/51	2,215	2,111,844
DBUBS Mortgage Trust,
Series 2017-BRBK, Class A, 144A
3.452%	10/10/34	500	471,700
DCP Rights, LLC,
3.034%	01/15/24	1,250	1,223,550
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A4
3.276%	05/10/49	170	$158,236
Series 2016-C03, Class A4
2.632%	08/10/49	2,374	2,161,682
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class A, 144A, 1 Month LIBOR + 0.701% (Cap N/A, Floor 0.701%)
3.519%(c)	11/15/38	870	828,588
Extended Stay America Trust,
Series 2021-ESH, Class A, 144A, 1 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.898%(c)	07/15/38	6,172	5,987,487
Fannie Mae-Aces,
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	262	246,766
Series 2019-M04, Class A2
3.610%	02/25/31	468	438,438
Series 2019-M06, Class A2
3.450%	01/01/29	70	66,675
Series 2019-M14, Class X1, IO
0.684%(cc)	06/25/29	5,423	176,863
Series 2020-M36, Class X1, IO
1.552%(cc)	09/25/34	1,325	108,092
FHLMC Multiclass Certificates,
Series 2020-RR02, Class BX, IO
1.666%(cc)	08/27/28	1,135	88,133
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.773%(cc)	11/25/25	25,313	406,311
Series K055, Class X1, IO
1.482%(cc)	03/25/26	5,480	205,621
Series K094, Class X1, IO
1.015%(cc)	06/25/29	3,954	185,455
Series K094, Class XAM, IO
1.283%(cc)	06/25/29	4,252	275,183
Series K095, Class XAM, IO
1.374%(cc)	06/25/29	964	66,818
Series K097, Class X1, IO
1.218%(cc)	07/25/29	10,384	613,038
Series K101, Class X1, IO
0.948%(cc)	10/25/29	814	37,767
Series K118, Class X1, IO
1.053%(cc)	09/25/30	8,095	471,099
Series K143, Class X1, IO
0.450%(cc)	04/25/55	6,998	189,572
Series K1517, Class X1, IO
1.443%(cc)	07/25/35	140	15,985
Series K1520, Class X1, IO
0.578%(cc)	02/25/36	2,832	118,709
Series K736, Class X1, IO
1.414%(cc)	07/25/26	3,422	132,409
Series K737, Class X1, IO
0.752%(cc)	10/25/26	9,580	191,091
Series K741, Class X1, IO
0.656%(cc)	12/25/27	3,400	82,738

A10

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K742, Class X1, IO
0.869%(cc)	03/25/28	3,502	$103,737
Series KC05, Class X1, IO
1.342%(cc)	06/25/27	1,769	57,012
Series Q001, Class XA, IO
2.119%(cc)	02/25/32	5,368	421,839
Government National Mortgage Assoc.,
Series 2013-072, Class IO, IO
0.555%(cc)	11/16/47	2,448	34,590
Series 2013-085, Class IA, IO
0.523%(cc)	03/16/47	2,312	26,100
Series 2013-107, Class AD
2.849%(cc)	11/16/47	446	408,750
Series 2015-183, Class IO, IO
0.541%(cc)	09/16/57	3,258	84,682
Series 2017-008, Class IO, IO
0.436%(cc)	08/16/58	756	21,152
Series 2017-028, Class IO, IO
0.659%(cc)	02/16/57	665	25,207
Series 2017-041, Class IO, IO
0.618%(cc)	07/16/58	668	20,686
Series 2017-111, Class IO, IO
0.527%(cc)	02/16/59	1,074	37,841
Series 2017-145, Class IO, IO
0.529%(cc)	04/16/57	985	32,627
Series 2017-157, Class IO, IO
0.503%(cc)	12/16/59	534	18,140
Series 2020-103, Class AD
1.450%	01/16/63	720	582,398
Series 2020-109, Class AI, IO
0.840%(cc)	05/16/60	1,026	63,195
Series 2020-184, Class IO, IO
0.913%(cc)	11/16/60	3,276	220,190
Series 2021-37, Class IO, IO
0.805%(cc)	01/16/61	6,791	405,295
Series 2021-60, Class IO, IO
0.826%(cc)	05/16/63	1,310	84,901
Series 2021-68, Class IO, IO
0.866%(cc)	10/16/62	1,603	106,778
Series 2022-03, Class B
1.850%	02/16/61	1,000	629,649
Series 2022-03, Class IO, IO
0.640%(cc)	02/16/61	2,173	124,263
Series 2022-113, Class Z
2.000%	09/16/61	3,417	2,295,310
Series 2022-59, Class IO, IO
0.571%(cc)	02/16/62	3,470	190,503
GS Mortgage Securities Corp. II,
Series 2005-ROCK, Class A, 144A
5.366%	05/03/32	470	457,432
Series 2018-SRP5, Class A, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.300%)
4.618%(c)	09/15/31	5,934	5,018,892
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust,
Series 2022-SHIP, Class A, 144A, 1 Month SOFR + 0.731% (Cap N/A, Floor 0.731%)
3.576%(c)	08/15/36	395	$388,347
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45	14	13,575
Series 2014-GC26, Class A4
3.364%	11/10/47	1,139	1,089,610
Series 2015-GS01, Class A3
3.734%	11/10/48	110	104,545
Series 2019-GC38, Class A2
3.872%	02/10/52	678	665,520
Series 2019-GC38, Class AAB
3.835%	02/10/52	3,314	3,140,412
Series 2019-GC42, Class A3
2.749%	09/01/52	4,520	3,859,715
Series 2020-GC45, Class A5
2.911%	02/13/53	1,239	1,056,529
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, 144A, 1 Month SOFR + 2.245% (Cap N/A, Floor 2.245%)
4.495%(c)	10/15/39	2,150	2,143,333
IMT Trust,
Series 2017-APTS, Class AFX, 144A
3.478%	06/15/34	320	306,207
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class B
5.049%(cc)	01/15/47	306	299,201
Series 2014-C23, Class ASB
3.657%	09/15/47	317	311,658
Series 2015-C33, Class A3
3.504%	12/15/48	434	407,591
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A5
3.454%	09/15/50	3,000	2,761,185
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	221	219,854
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	422,488
Series 2019-MFP, Class F, 144A, 1 Month LIBOR + 3.000% (Cap N/A, Floor 3.000%)
5.818%(c)	07/15/36	500	460,020
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.618%(c)	04/15/38	189	183,041
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
3.618%(c)	05/15/36	690	678,474
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	2,000	1,831,433

A11

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Med Trust,
Series 2021-MDLN, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.768%(c)	11/15/38	1,670	$1,603,061
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.801% (Cap N/A, Floor 0.801%)
3.619%(c)	04/15/38	650	625,594
MHP,
Series 2021-STOR, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.518%(c)	07/15/38	700	669,530
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C09, Class A3
2.834%	05/15/46	2,181	2,159,770
Series 2013-C10, Class A3FL, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.939%(c)	07/15/46	1,310	1,310,315
Series 2014-C19, Class A4
3.526%	12/15/47	400	385,633
Series 2015-C26, Class ASB
3.323%	10/15/48	841	821,514
Series 2016-C32, Class XA, IO
0.798%(cc)	12/15/49	4,512	99,378
Series 2017-C34, Class A4
3.536%	11/15/52	4,400	4,050,567
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4
3.259%	06/15/50	750	689,671
Series 2017-H01, Class XD, IO, 144A
2.310%(cc)	06/15/50	700	55,694
Series 2018-H04, Class A4
4.310%	12/15/51	405	378,585
Series 2018-SUN, Class A, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.718%(c)	07/15/35	160	155,840
Series 2019-H07, Class A3
3.005%	07/15/52	1,095	944,910
Series 2019-L02, Class A4
4.071%	03/15/52	252	234,149
MRCD Mortgage Trust,
Series 2019-PARK, Class F, 144A
2.718%	12/15/36	4,898	4,204,219
Natixis Commercial Mortgage Securities Trust,
Series 2018-SOX, Class A, 144A
4.404%	06/17/38	310	280,957
One Market Plaza Trust,
Series 2017-01MKT, Class XCP, IO, 144A
0.000%(cc)	02/10/32	12,180	348
One New York Plaza Trust,
Series 2020-01NYP, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.768%(c)	01/15/36	380	364,329
Shops at Crystals Trust,
Series 2016-CSTL, Class A, 144A
3.126%	07/05/36	1,078	932,855
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Tharaldson Hotel Portfolio Trust,
Series 2018-THL, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.750%)
3.693%(c)	11/11/34	1,738	$1,690,240
TPGI Trust,
Series 2021-DGWD, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.520%(c)	06/15/26	710	679,758
TTAN,
Series 2021-MHC, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
3.668%(c)	03/15/38	498	480,876
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	732,267
Series 2017-C05, Class A4
3.212%	11/15/50	2,437	2,231,406
Series 2017-C06, Class A4
3.320%	12/15/50	3,160	2,914,989
Series 2018-C12, Class A4
4.030%	08/15/51	2,382	2,207,361
Series 2019-C16, Class A3
3.344%	04/15/52	2,063	1,827,221
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A4
3.185%	03/10/46	1,757	1,750,629
Series 2013-C06, Class A3
2.971%	04/10/46	1,221	1,210,782
Series 2013-C06, Class A4
3.244%	04/10/46	1,820	1,805,081
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	499	487,217
Series 2015-LC20, Class A4
2.925%	04/15/50	3,196	3,022,019
Series 2016-LC24, Class A3
2.684%	10/15/49	2,460	2,235,850
Series 2016-NXS05, Class A5
3.372%	01/15/59	1,416	1,328,215
Series 2017-C38, Class A4
3.190%	07/15/50	1,841	1,684,290
Series 2017-C41, Class A3
3.210%	11/15/50	3,196	2,894,619
Series 2018-1745, Class A, 144A
3.874%(cc)	06/15/36	150	131,985
Series 2019-C49, Class A3
3.749%	03/15/52	2,713	2,563,696
Series 2019-C52, Class A4
2.643%	08/15/52	1,296	1,109,311
WFRBS Commercial Mortgage Trust,
Series 2013-C13, Class ASB
2.654%	05/15/45	77	76,648
Series 2014-C20, Class AS
4.176%	05/15/47	800	773,507

A12

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-C21, Class ASB
3.393%	08/15/47	481	$475,009

Total Commercial Mortgage-Backed Securities (cost $279,859,772)			253,446,965
Corporate Bonds — 34.7%
Aerospace & Defense — 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.433%	02/04/24	3,141	2,986,312
2.196%	02/04/26	1,363	1,210,024
2.700%	02/01/27	51	44,340
2.800%	03/01/27	369	324,303
3.100%	05/01/26	38	34,560
3.200%	03/01/29	612	511,764
3.250%	02/01/35	1,409	995,804
3.550%	03/01/38	151	103,285
3.750%	02/01/50	501	323,596
3.825%	03/01/59	945	564,983
3.900%	05/01/49	66	43,084
4.875%	05/01/25	1,875	1,829,226
5.150%	05/01/30	1,170	1,083,402
5.705%	05/01/40	453	395,448
5.805%	05/01/50	3,727	3,243,237
5.930%	05/01/60	417	357,256
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	940	890,532
Gtd. Notes, 144A
6.950%	01/17/28	200	187,725
General Dynamics Corp.,
Gtd. Notes
3.500%	05/15/25	97	94,363
4.250%	04/01/40	35	30,722
4.250%	04/01/50	253	218,778
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.400%	06/15/28	708	666,007
4.854%	04/27/35	89	81,145
5.054%	04/27/45	106	93,617
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.550%	01/15/26	102	98,597
3.800%	03/01/45	351	279,377
3.900%	06/15/32	220	203,584
4.090%	09/15/52	123	102,522
4.150%	06/15/53	920	771,135
4.500%	05/15/36	234	215,420
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
2.930%	01/15/25	483	461,166
3.250%	01/15/28(a)	612	557,439
4.030%	10/15/47	169	134,095
5.150%	05/01/40	510	477,413
5.250%	05/01/50	1,563	1,495,709
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
2.250%	07/01/30	369	$298,259
3.150%	12/15/24	290	279,685
3.950%	08/16/25	282	275,038
4.125%	11/16/28	1,505	1,408,234
4.500%	06/01/42	115	99,252
			23,470,438
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
2.350%	05/06/25	170	157,833
2.450%	02/04/32	6,601	4,669,272
3.875%	09/16/46	278	176,253
4.400%	02/14/26(a)	609	587,576
4.800%	02/14/29	49	45,226
5.800%	02/14/39	2,310	2,001,044
5.950%	02/14/49	68	56,390
6.200%	02/14/59	155	134,482
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.726%	03/25/31(a)	1,011	747,199
3.462%	09/06/29	1,125	908,265
3.557%	08/15/27	858	753,390
4.540%	08/15/47	949	632,135
4.742%	03/16/32(a)	2,415	2,025,401
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	3,850	3,429,280
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
2.125%	11/10/31	2,615	2,037,175
4.000%	06/22/32(a)	725	662,232
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	424	415,239
2.100%	05/01/30	463	351,716
2.500%	11/02/22	303	302,598
4.500%	03/20/42	117	86,666
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35	2,295	1,937,226
6.150%	09/15/43(a)	483	400,640
7.000%	08/04/41	264	245,577
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	637	522,476
			23,285,291
Airlines — 0.3%
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	126	112,888

A13

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	121	$108,426
American Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.200%	12/15/29(a)	217	188,400
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	1,086	1,018,125
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	149	140,416
Delta Air Lines, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	05/01/25(a)	1,431	1,440,619
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	1,273	1,237,203
4.750%	10/20/28	1,168	1,086,240
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	01/20/26	80	70,400
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.,
Sr. Sec’d. Notes, 144A
6.500%	06/20/27	736	721,123
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
Sr. Sec’d. Notes, 144A
8.000%	09/20/25(a)	757	763,093
United Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25	595	563,463
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27	146	133,365
United Airlines 2015-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.450%	06/01/29	103	90,664
United Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.100%	01/07/30	85	72,380
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30	737	637,102
United Airlines 2018-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.500%	09/01/31	129	112,834
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	328	262,655
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	957	853,868
4.625%	04/15/29(a)	1,108	920,080
			10,533,344
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.0%
Hanesbrands, Inc.,
Gtd. Notes, 144A
4.625%	05/15/24	122	$116,778
4.875%	05/15/26(a)	502	450,869
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	134	123,067
3.250%	03/27/40	931	717,017
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	105	98,267
			1,505,998
Auto Manufacturers — 0.6%
Daimler Trucks Finance North America LLC (Germany),
Gtd. Notes, 144A
3.500%	04/07/25(a)	4,750	4,503,944
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32	770	554,600
6.100%	08/19/32(a)	360	317,350
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	1,305	1,027,696
2.900%	02/10/29	200	151,993
3.350%	11/01/22	3,290	3,284,584
3.815%	11/02/27	280	235,162
4.000%	11/13/30(a)	987	769,860
4.950%	05/28/27(a)	1,330	1,189,686
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35	1,736	1,416,030
5.150%	04/01/38	176	142,552
5.950%	04/01/49	52	43,401
6.125%	10/01/25	462	463,033
6.250%	10/02/43	990	861,722
6.600%	04/01/36	50	46,712
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	558	554,690
4.000%	01/15/25	818	786,757
4.000%	10/06/26	149	137,912
4.250%	05/15/23	110	109,567
4.300%	07/13/25	538	514,436
4.350%	04/09/25	512	494,927
4.350%	01/17/27	210	194,918
Sr. Unsec’d. Notes
2.900%	02/26/25	159	149,006
3.100%	01/12/32(a)	2,005	1,507,733
5.000%	04/09/27	500	474,084
5.650%	01/17/29	190	179,835
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.043%	09/15/23	1,146	1,113,409
4.345%	09/17/27	2,188	1,880,750
			23,106,349

A14

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment — 0.0%
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25		103	$97,901
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)		617	453,574
				551,475
Banks — 11.4%
ABN AMRO Bank NV (Netherlands),
Sub. Notes, 144A
4.750%	07/28/25		231	222,129
ANZ New Zealand Int’l Ltd. (New Zealand),
Gtd. Notes, 144A
2.166%	02/18/25(a)		3,215	3,006,154
Banco de Credito e Inversiones SA (Chile),
Sr. Unsec’d. Notes, 144A
3.500%	10/12/27		776	699,758
Banco Espirito Santo SA (Portugal),
Sr. Unsec’d. Notes, EMTN
4.000%	01/21/19(d)	EUR	100	13,721
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.746%	05/28/25		1,200	1,097,802
3.848%	04/12/23		600	595,451
3.892%	05/24/24		4,400	4,284,929
4.175%(ff)	03/24/28		200	180,570
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
3.543%(c)	04/12/23		400	400,153
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)		2,264	2,126,824
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)		1,911	1,577,673
Sr. Unsec’d. Notes
1.843%(ff)	02/04/25(a)		4,350	4,136,311
2.299%(ff)	07/21/32		3,787	2,833,711
2.551%(ff)	02/04/28		983	855,912
2.572%(ff)	10/20/32		1,317	1,008,309
2.592%(ff)	04/29/31		2,256	1,792,277
2.687%(ff)	04/22/32		8,485	6,611,828
2.972%(ff)	02/04/33		1,626	1,273,801
3.004%(ff)	12/20/23		1,168	1,162,085
3.311%(ff)	04/22/42		352	248,578
3.841%(ff)	04/25/25(a)		640	622,590
4.571%(ff)	04/27/33		1,300	1,166,594
4.948%(ff)	07/22/28(a)		2,870	2,760,107
5.015%(ff)	07/22/33		1,655	1,539,637
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28		1,427	1,288,557
Sr. Unsec’d. Notes, MTN
1.319%(ff)	06/19/26		380	336,982
1.898%(ff)	07/23/31		10,513	7,831,179
2.496%(ff)	02/13/31		1,402	1,106,714
2.676%(ff)	06/19/41		4,790	3,087,979
3.194%(ff)	07/23/30		1,496	1,259,972
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.550%(ff)	03/05/24	1,310	$1,299,947
3.705%(ff)	04/24/28	850	773,614
3.824%(ff)	01/20/28	912	839,929
3.970%(ff)	03/05/29	974	878,767
3.974%(ff)	02/07/30(a)	623	555,989
4.000%	04/01/24(a)	183	181,033
4.083%(ff)	03/20/51	6,711	5,022,954
4.125%	01/22/24	13	12,894
4.271%(ff)	07/23/29	211	192,498
4.330%(ff)	03/15/50	517	406,531
4.376%(ff)	04/27/28	3,855	3,613,809
5.000%	01/21/44	1,003	867,137
Sub. Notes, MTN
4.000%	01/22/25	895	866,806
4.250%	10/22/26	132	125,551
4.450%	03/03/26	331	319,326
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
1.850%	05/01/25(a)	763	701,262
2.650%	03/08/27(a)	3,200	2,857,297
Sub. Notes
3.803%(ff)	12/15/32	228	198,248
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
2.050%	01/26/27(a)	1,075	955,535
Bank of New Zealand (New Zealand),
Sr. Unsec’d. Notes, 144A
2.285%	01/27/27	3,235	2,868,313
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes
1.300%	06/11/25	420	378,216
2.951%	03/11/27(a)	4,540	4,106,612
Sub. Notes
4.588%(ff)	05/04/37	270	226,770
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	440	416,964
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	304	273,719
Sub. Notes
5.088%(ff)	06/20/30	1,862	1,625,158
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	3,497	3,002,466
2.219%(ff)	06/09/26	397	357,273
2.591%(ff)	01/20/28	4,008	3,448,375
2.871%(ff)	04/19/32	965	731,406
3.132%(ff)	01/20/33	1,650	1,257,236
4.400%	08/14/28	730	653,615
4.705%(ff)	01/10/25	2,121	2,092,041
5.198%(ff)	01/10/30(a)	728	675,342
Sub. Notes, 144A, MTN
4.375%(ff)	03/01/33	850	739,866
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.045%(ff)	10/19/27	3,335	2,812,472

A15

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sub. Notes, 144A
5.150%	07/21/24	217	$211,590
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.950%	06/23/23	425	413,482
Citigroup, Inc.,
Jr. Sub. Notes
5.950%(ff)	01/30/23(a)(oo)	735	726,570
Jr. Sub. Notes, Series M
6.300%(ff)	05/15/24(a)(oo)	823	770,482
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	113	90,813
Sr. Unsec’d. Notes
0.981%(ff)	05/01/25	1,041	965,732
1.462%(ff)	06/09/27	1,010	859,823
1.678%(ff)	05/15/24	421	412,098
2.561%(ff)	05/01/32	4,467	3,431,107
2.572%(ff)	06/03/31	4,598	3,621,854
3.057%(ff)	01/25/33	177	139,577
3.106%(ff)	04/08/26	1,957	1,835,462
3.668%(ff)	07/24/28	3,051	2,756,854
3.700%	01/12/26	405	383,181
3.785%(ff)	03/17/33	1,500	1,258,248
3.887%(ff)	01/10/28	1,286	1,184,529
4.650%	07/30/45	458	367,486
4.650%	07/23/48	1,176	955,046
4.658%(ff)	05/24/28(a)	1,965	1,867,334
4.910%(ff)	05/24/33(a)	530	487,638
8.125%	07/15/39	150	177,352
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28	4,250	3,788,787
Sub. Notes
4.400%	06/10/25	559	543,534
4.450%	09/29/27	1,234	1,144,729
4.600%	03/09/26	225	217,557
4.750%	05/18/46	192	152,306
5.300%	05/06/44	271	234,536
5.500%	09/13/25(a)	751	749,704
6.125%	08/25/36	558	541,508
Cooperatieve Rabobank UA (Netherlands),
Gtd. Notes
4.375%	08/04/25	920	877,003
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28	640	580,780
3.758%(ff)	04/06/33	310	257,457
Sr. Unsec’d. Notes, 144A, MTN
1.339%(ff)	06/24/26(a)	927	821,897
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	580	518,198
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.950%	04/09/25(a)	540	496,587
5.000%	07/09/27	1,070	987,200
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	1,155	$1,133,583
4.550%	04/17/26(a)	350	322,367
Sr. Unsec’d. Notes, 144A
1.305%(ff)	02/02/27	795	648,682
2.193%(ff)	06/05/26	2,721	2,378,752
2.997%(ff)	12/14/23	253	251,384
3.091%(ff)	05/14/32	827	579,284
4.194%(ff)	04/01/31	1,496	1,174,833
6.442%(ff)	08/11/28	2,280	2,122,793
6.537%(ff)	08/12/33	6,785	6,095,901
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
1.171%(ff)	12/08/23	426	422,641
1.226%	06/22/24	200	186,130
1.621%(ff)	09/11/26	890	769,612
3.244%(ff)	12/20/25	1,100	1,026,018
3.773%(ff)	03/28/25	2,225	2,139,513
5.375%	01/12/24	380	378,204
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	1,825	1,549,462
2.311%(ff)	11/16/27	545	441,065
4.162%	05/13/25(a)	1,095	1,055,016
Sr. Unsec’d. Notes, SOFR + 1.219%
3.893%(c)	11/16/27	715	631,905
Sr. Unsec’d. Notes, Series E
0.962%	11/08/23	3,255	3,098,124
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	563	512,645
Goldman Sachs Capital II,
Ltd. Gtd. Notes, 3 Month LIBOR + 0.768% (Cap N/A, Floor 4.000%)
4.000%(c)	10/31/22(oo)	84	60,403
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	215	200,074
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	10,195	8,774,845
1.948%(ff)	10/21/27	190	162,350
2.615%(ff)	04/22/32	2,689	2,084,583
2.640%(ff)	02/24/28	5,834	5,067,683
2.650%(ff)	10/21/32	179	137,146
2.908%(ff)	07/21/42	165	106,058
3.102%(ff)	02/24/33(a)	3,901	3,098,983
3.200%	02/23/23	461	458,527
3.500%	04/01/25	360	344,259
3.500%	11/16/26	1,004	926,862
3.615%(ff)	03/15/28	1,645	1,496,974
3.691%(ff)	06/05/28	531	480,847
3.750%	02/25/26	266	252,161
3.850%	01/26/27	1,079	1,005,909
4.223%(ff)	05/01/29	521	474,439
4.482%(ff)	08/23/28	6,287	5,905,372
6.250%	02/01/41	1,082	1,073,337

A16

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.170%
4.075%(c)	05/15/26	766	$758,506
Sr. Unsec’d. Notes, MTN
3.850%	07/08/24	351	343,672
Sub. Notes
4.250%	10/21/25	1,152	1,110,608
5.150%	05/22/45	362	301,902
6.750%	10/01/37	2,236	2,234,220
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.700%(ff)	03/09/31(a)(oo)	1,845	1,309,950
Sr. Unsec’d. Notes
2.099%(ff)	06/04/26(a)	834	746,674
2.206%(ff)	08/17/29	3,285	2,556,840
2.251%(ff)	11/22/27	647	546,913
2.633%(ff)	11/07/25	2,340	2,171,525
2.804%(ff)	05/24/32	1,414	1,038,811
2.848%(ff)	06/04/31	417	319,401
4.950%	03/31/30	390	358,855
5.210%(ff)	08/11/28(a)	735	686,466
5.402%(ff)	08/11/33(a)	8,185	7,242,397
Sub. Notes
4.250%	08/18/25	838	800,290
4.762%(ff)	03/29/33(a)	1,010	829,686
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
4.443%(ff)	08/04/28(a)	3,360	3,168,965
Huntington National Bank (The),
Sr. Unsec’d. Notes
4.008%(ff)	05/16/25(a)	2,530	2,477,835
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
1.726%(ff)	04/01/27	245	210,112
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A
3.375%	01/12/23	442	439,437
Sub. Notes, 144A, MTN
5.017%	06/26/24(a)	3,859	3,584,394
5.710%	01/15/26(a)	300	273,000
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	1,259	1,131,872
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
6.276%(c)	01/30/23(oo)	442	440,010
Sr. Unsec’d. Notes
1.514%(ff)	06/01/24	1,934	1,888,720
1.578%(ff)	04/22/27	12,610	10,900,358
2.005%(ff)	03/13/26	1,225	1,121,170
2.083%(ff)	04/22/26	696	634,072
2.182%(ff)	06/01/28	462	392,772
2.522%(ff)	04/22/31	2,319	1,832,730
2.525%(ff)	11/19/41	1,589	995,372
2.545%(ff)	11/08/32	995	756,387
2.580%(ff)	04/22/32	815	630,730
2.739%(ff)	10/15/30	2,013	1,640,478
2.947%(ff)	02/24/28	4,250	3,766,333
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.950%	10/01/26(a)	720	$660,411
2.963%(ff)	01/25/33	6,175	4,863,662
3.157%(ff)	04/22/42	308	210,897
3.328%(ff)	04/22/52	147	96,208
3.509%(ff)	01/23/29	366	324,225
3.540%(ff)	05/01/28	3,394	3,075,039
3.702%(ff)	05/06/30	62	54,221
3.782%(ff)	02/01/28	4,089	3,750,089
3.897%(ff)	01/23/49	609	451,674
3.960%(ff)	01/29/27	1,967	1,855,954
3.964%(ff)	11/15/48	771	577,318
4.005%(ff)	04/23/29	5,020	4,540,538
4.023%(ff)	12/05/24	209	205,708
4.032%(ff)	07/24/48	376	284,921
4.080%(ff)	04/26/26(a)	1,320	1,268,242
4.203%(ff)	07/23/29(a)	1,014	922,378
4.260%(ff)	02/22/48	1,056	831,770
4.452%(ff)	12/05/29	1,055	965,027
4.586%(ff)	04/26/33	40	36,020
4.851%(ff)	07/25/28	3,770	3,617,234
4.912%(ff)	07/25/33	800	738,824
Sub. Notes
3.875%	09/10/24	6	5,872
4.250%	10/01/27	337	315,886
4.950%	06/01/45	276	230,615
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.550%	10/01/29(a)	2,195	1,793,374
3.878%(ff)	05/23/25	2,370	2,310,674
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.900%	03/12/24	200	195,998
4.375%	03/22/28(a)	1,084	986,649
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.650%	12/06/22	719	719,006
Sub. Notes
4.000%	07/15/24(a)	550	541,325
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
5.108%(ff)	08/09/26	3,270	3,207,282
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.837%(ff)	04/17/26(a)	380	363,435
4.080%(ff)	04/19/28	390	361,256
Morgan Stanley,
Sr. Unsec’d. Notes
0.731%(ff)	04/05/24(a)	1,177	1,149,049
1.593%(ff)	05/04/27	601	519,229
2.630%(ff)	02/18/26(a)	4,260	3,968,840
3.217%(ff)	04/22/42	765	533,640
3.625%	01/20/27	469	436,876
3.737%(ff)	04/24/24	97	95,980
4.210%(ff)	04/20/28(a)	2,070	1,936,194
Sr. Unsec’d. Notes, GMTN
1.512%(ff)	07/20/27	532	453,665

A17

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
2.239%(ff)	07/21/32	4,836	$3,636,426
2.699%(ff)	01/22/31	5,816	4,708,406
3.772%(ff)	01/24/29	2,566	2,312,304
3.875%	01/27/26	664	633,420
4.000%	07/23/25	110	106,770
4.431%(ff)	01/23/30	5,714	5,257,909
Sr. Unsec’d. Notes, MTN
1.794%(ff)	02/13/32	12,070	8,824,874
2.188%(ff)	04/28/26	2,733	2,507,718
2.511%(ff)	10/20/32	354	270,965
3.591%(ff)	07/22/28	2,573	2,322,455
3.622%(ff)	04/01/31	1,080	929,821
6.250%	08/09/26(a)	416	425,663
Sub. Notes, GMTN
4.350%	09/08/26	1,455	1,389,485
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	270	265,287
1.500%	04/23/25	260	239,536
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
2.359%(ff)	05/22/24	630	615,769
4.269%(ff)	03/22/25	701	681,411
4.519%(ff)	06/25/24	200	197,999
4.892%(ff)	05/18/29	614	558,230
5.516%(ff)	09/30/28(a)	3,800	3,611,926
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.600%	04/17/23	598	589,214
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25(a)	402	362,250
3.875%	05/04/32	440	385,960
Sr. Unsec’d. Notes, Series I, MTN
2.050%	01/21/27(a)	3,260	2,853,840
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24	565	561,466
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	3,295	2,991,857
2.797%(ff)	01/19/28	980	827,653
Sr. Unsec’d. Notes, 144A, MTN
1.792%(ff)	06/09/27(a)	3,650	3,038,362
3.875%	03/28/24	2,708	2,639,334
Sub. Notes, 144A
6.221%(ff)	06/15/33(a)	5,295	4,693,844
State Street Corp.,
Sr. Unsec’d. Notes
2.203%(ff)	02/07/28(a)	4,320	3,790,536
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23(a)	498	485,512
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
8.174%(c)	09/30/24	10,350	9,950,345
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
0.750%	06/12/23(a)	783	$761,409
1.150%	06/12/25	401	360,805
2.800%	03/10/27(a)	4,540	4,089,378
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.887%(ff)	06/07/29	2,990	2,447,781
U.S. Bancorp,
Sr. Unsec’d. Notes, MTN
2.215%(ff)	01/27/28(a)	4,295	3,795,818
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.000%(ff)	01/31/24(oo)	1,460	1,383,031
Sr. Unsec’d. Notes, 144A
2.746%(ff)	02/11/33	330	245,114
4.253%	03/23/28(a)	607	556,673
4.751%(ff)	05/12/28	1,925	1,816,368
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	1,306	1,193,921
3.000%	10/23/26	1,459	1,322,552
Sr. Unsec’d. Notes, MTN
1.654%(ff)	06/02/24	5,213	5,089,796
2.393%(ff)	06/02/28	8,879	7,612,827
2.879%(ff)	10/30/30	742	610,816
3.350%(ff)	03/02/33	4,550	3,698,009
3.750%	01/24/24(a)	468	460,958
4.808%(ff)	07/25/28	6,040	5,770,751
4.897%(ff)	07/25/33	6,555	6,029,783
5.013%(ff)	04/04/51	2,254	1,934,775
Sub. Notes
5.606%	01/15/44	696	623,944
Sub. Notes, GMTN
4.900%	11/17/45	713	582,865
Sub. Notes, MTN
4.400%	06/14/46	253	193,313
4.750%	12/07/46	998	798,292
Wells Fargo Bank NA,
Sub. Notes
5.850%	02/01/37(a)	2,103	2,012,551
			430,474,770
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.650%	02/01/26	94	90,380
4.700%	02/01/36	5,044	4,547,392
4.900%	02/01/46	2,939	2,547,198
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	214	190,939
4.000%	04/13/28	220	208,963
4.350%	06/01/40	340	287,746
4.600%	04/15/48	120	99,474

A18

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
4.750%	01/23/29	4,393	$4,265,065
5.450%	01/23/39	934	886,328
5.550%	01/23/49	190	178,731
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.450%	06/01/27(a)	322	278,873
2.500%	06/01/40	20	14,004
2.600%	06/01/50	286	183,960
3.375%	03/25/27	319	304,131
Constellation Brands, Inc.,
Gtd. Notes
3.150%	08/01/29	1,600	1,377,031
Keurig Dr. Pepper, Inc.,
Gtd. Notes
3.950%	04/15/29	1,920	1,753,400
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.250%	03/19/25	69	65,350
2.625%	03/19/27	73	66,909
2.875%	10/15/49	190	134,585
			17,480,459
Biotechnology — 0.3%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.625%	05/22/24	176	172,917
4.663%	06/15/51	146	123,398
CSL Finance PLC (Australia),
Gtd. Notes, 144A
4.050%	04/27/29	2,570	2,389,991
4.250%	04/27/32	1,505	1,376,141
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.750%	03/01/46	1,313	1,143,813
Royalty Pharma PLC,
Gtd. Notes
1.750%	09/02/27	750	619,050
2.150%	09/02/31	2,355	1,735,046
2.200%	09/02/30(a)	3,680	2,829,381
			10,389,737
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
3.577%	04/05/50	73	50,451
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	107	94,427
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	34	28,775
5.000%	02/15/27	81	71,660
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.250%	01/15/29	164	144,304
			389,617
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.3%
Celanese US Holdings LLC,
Gtd. Notes
6.050%	03/15/25	3,250	$3,175,517
6.165%	07/15/27	2,815	2,659,305
Equate Petrochemical BV (Kuwait),
Gtd. Notes, 144A, MTN
4.250%	11/03/26	409	385,431
LYB International Finance BV,
Gtd. Notes
5.250%	07/15/43	405	344,440
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24(a)	378	354,375
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A
3.750%	06/23/31	344	257,097
4.500%	10/22/25	411	391,298
5.125%	06/23/51	341	214,148
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
1.875%	05/11/26	799	672,658
2.875%	05/11/31	758	551,113
RPM International, Inc.,
Sr. Unsec’d. Notes
2.950%	01/15/32	605	467,782
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	615	591,938
6.500%	09/27/28	470	417,788
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes
2.300%	05/15/30	2,964	2,373,701
			12,856,591
Commercial Services — 0.4%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	30	26,743
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A
5.500%	08/11/32	1,500	1,390,200
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
5.625%	09/25/48	775	671,731
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	12/01/26	1,184	1,089,275
7.000%	10/15/37	425	445,681
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	715	604,068
Global Payments, Inc.,
Sr. Unsec’d. Notes
1.200%	03/01/26	1,658	1,426,653
2.150%	01/15/27	347	297,005
2.650%	02/15/25	457	426,656

A19

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
3.200%	08/15/29		1,284	$1,071,080
4.800%	04/01/26(a)		1,536	1,487,296
4.950%	08/15/27		1,630	1,554,619
5.300%	08/15/29(a)		1,500	1,412,133
Loxam SAS (France),
Sr. Sub. Notes
4.500%	04/15/27	EUR	226	167,380
5.750%	07/15/27	EUR	399	300,492
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
1.650%	06/01/25(a)		355	327,589
Service Corp. International,
Sr. Unsec’d. Notes
7.500%	04/01/27		253	257,741
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		260	204,142
4.875%	01/15/28		417	382,588
5.250%	01/15/30		624	564,660
Sec’d. Notes
3.875%	11/15/27		69	61,836
				14,169,568
Computers — 0.2%
Apple, Inc.,
Sr. Unsec’d. Notes
2.450%	08/04/26		1,325	1,224,337
2.550%	08/20/60		507	304,849
2.650%	02/08/51		700	459,324
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.200%	02/09/27(a)		3,210	2,858,743
3.000%	05/15/24		715	695,844
Kyndryl Holdings, Inc.,
Sr. Unsec’d. Notes
3.150%	10/15/31		1,340	886,184
Western Digital Corp.,
Sr. Unsec’d. Notes
2.850%	02/01/29		142	110,366
				6,539,647
Cosmetics/Personal Care — 0.1%
GSK Consumer Healthcare Capital US LLC,
Gtd. Notes, 144A
3.375%	03/24/27		370	336,229
3.375%	03/24/29		3,475	3,028,948
3.625%	03/24/32		810	686,100
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.800%	03/25/27		112	104,060
				4,155,337
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		120	95,277
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		1,156	$975,490
3.000%	10/29/28		829	664,137
3.150%	02/15/24		527	506,451
3.300%	01/30/32		460	344,897
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	07/01/25		272	254,422
American Express Co.,
Jr. Sub. Notes
3.550%(ff)	09/15/26(oo)		435	339,142
Sr. Unsec’d. Notes
2.550%	03/04/27(a)		2,205	1,968,884
3.375%	05/03/24		360	351,099
4.050%	05/03/29		680	625,859
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24		4,042	3,962,013
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.636%(ff)	03/03/26		4,270	3,965,509
4.927%(ff)	05/10/28(a)		1,090	1,037,525
5.247%(ff)	07/26/30		5,110	4,780,126
5.268%(ff)	05/10/33		2,250	2,086,970
CPPIB Capital, Inc. (Canada),
Gtd. Notes, 144A
0.500%	09/16/24		1,575	1,460,543
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
4.000%	09/15/27		4,540	4,305,041
4.350%	06/15/29		610	576,631
4.600%	03/15/33		530	494,021
4.950%	06/15/52		120	106,373
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43		213	203,263
Kane Bidco Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
6.500%	02/15/27	GBP	1,050	1,005,665
KKR Group Finance Co. II LLC,
Gtd. Notes, 144A
5.500%	02/01/43		127	115,059
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.850%	03/26/50		97	78,160
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
6.000%	01/15/27		195	166,554
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31		1,497	1,113,573
2.999%	01/22/32		906	685,434
OMERS Finance Trust (Canada),
Gtd. Notes, 144A
1.100%	03/26/26		1,245	1,102,875

A20

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
OneMain Finance Corp.,
Gtd. Notes
6.875%	03/15/25(a)	500	$469,959
8.250%	10/01/23	713	722,842
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
4.500%	03/15/23	97	96,322
5.500%	02/15/24	224	219,479
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	473	342,346
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29	300	264,994
Sr. Unsec’d. Notes, EMTN
3.750%	06/18/24	200	193,996
Synchrony Financial,
Sr. Unsec’d. Notes
4.875%	06/13/25(a)	3,315	3,201,919
The Vanguard Group Inc.,
Unsec’d. Notes
3.050%	08/22/50^	2,330	1,558,222
Visa, Inc.,
Sr. Unsec’d. Notes
3.150%	12/14/25	369	352,757
4.300%	12/14/45	851	742,518
			41,441,070
Electric — 3.4%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	546	503,362
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	5,000	3,899,593
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes, Series N
2.750%	08/15/51	105	65,640
Alabama Power Co.,
Sr. Unsec’d. Notes
3.450%	10/01/49	462	327,279
3.750%	03/01/45	187	140,958
Ameren Illinois Co.,
First Mortgage
3.800%	05/15/28	477	446,578
American Transmission Systems, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	09/01/44	482	429,304
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.900%	06/15/50	160	104,096
3.750%	08/15/47	318	243,704
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26(a)	651	613,644
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	39	31,847
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
5.000%	02/01/31	60	$47,968
5.125%	03/15/28(a)	1,253	1,083,521
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	266	217,424
General Ref. Mortgage
3.950%	03/01/48	366	293,887
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes, SOFR Index + 0.650%
3.303%(c)	05/13/24	1,391	1,375,512
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
3.500%	04/01/28	86	77,343
Commonwealth Edison Co.,
First Mortgage
2.200%	03/01/30	2,148	1,769,373
4.000%	03/01/48	270	216,399
6.450%	01/15/38	438	463,806
First Mortgage, Series 130
3.125%	03/15/51	187	127,281
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.200%	12/01/51	1,785	1,185,987
Sr. Unsec’d. Notes, Series 20A
3.350%	04/01/30	194	170,926
Sr. Unsec’d. Notes, Series 20B
3.950%	04/01/50	151	116,607
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	06/15/38	670	706,593
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	4,110	3,754,147
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	1,862	1,771,176
Duke Energy Carolinas LLC,
First Mortgage
3.450%	04/15/51	871	621,861
3.700%	12/01/47	161	120,205
3.950%	03/15/48	142	111,336
First Ref. Mortgage
3.750%	06/01/45	187	142,076
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.550%	06/15/31(a)	8,464	6,627,017
4.300%	03/15/28(a)	1,100	1,035,985
4.500%	08/15/32	2,705	2,446,554
Duke Energy Florida LLC,
First Mortgage
2.500%	12/01/29	577	487,600
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	419	316,199
4.000%	04/01/52	850	665,257

A21

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Edison International,
Sr. Unsec’d. Notes
4.950%	04/15/25	458	$449,180
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.375%	07/12/26	4,210	3,554,095
Sr. Unsec’d. Notes, 144A
5.000%	06/15/32(a)	4,590	3,904,062
Entergy Louisiana LLC,
Collateral Trust
4.000%	03/15/33	287	253,711
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49	2,084	1,472,832
Evergy Metro, Inc.,
Mortgage
4.200%	03/15/48	561	456,467
Evergy, Inc.,
Sr. Unsec’d. Notes
2.900%	09/15/29	2,975	2,460,163
Eversource Energy,
Sr. Unsec’d. Notes
3.375%	03/01/32	2,405	2,026,208
4.600%	07/01/27	1,595	1,542,213
Exelon Corp.,
Sr. Unsec’d. Notes
4.050%	04/15/30	1,435	1,300,591
4.700%	04/15/50	145	121,528
5.100%	06/15/45	88	79,020
Sr. Unsec’d. Notes, 144A
4.100%	03/15/52	390	301,624
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	120	106,761
Georgia Power Co.,
Sr. Unsec’d. Notes
4.700%	05/15/32	3,660	3,434,244
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	2,940	2,454,549
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
2.300%	06/01/30	740	593,223
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	498	459,498
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30	2,735	2,248,489
MidAmerican Energy Co.,
First Mortgage
3.100%	05/01/27	88	81,595
4.250%	07/15/49	328	271,954
4.800%	09/15/43	2,500	2,224,608
Mid-Atlantic Interstate Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.100%	05/15/28	121	112,084
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Monongahela Power Co.,
First Mortgage, 144A
5.400%	12/15/43	2,500	$2,294,607
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
4.150%	12/15/32(a)	2,115	1,935,414
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.250%	06/01/30	4,075	3,250,097
4.625%	07/15/27	4,405	4,260,302
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	958	888,372
Gtd. Notes, 144A
3.375%	02/15/29	123	99,703
3.625%	02/15/31	503	392,729
3.875%	02/15/32	480	375,292
Oglethorpe Power Corp.,
First Mortgage
5.050%	10/01/48	1,730	1,445,637
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	328	252,724
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
3.100%	09/15/49	203	140,263
3.700%	11/15/28	651	603,617
3.800%	09/30/47	277	219,637
5.350%	10/01/52	206	201,100
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	5,754	4,664,349
2.500%	02/01/31	2,220	1,616,327
3.250%	02/16/24	3,185	3,075,028
3.300%	08/01/40	82	52,655
4.950%	07/01/50	1,506	1,107,436
5.450%	06/15/27	6,220	5,869,823
Sr. Sec’d. Notes
3.250%	06/01/31(a)	484	368,742
PacifiCorp,
First Mortgage
4.125%	01/15/49	610	486,921
PECO Energy Co.,
First Mortgage
3.700%	09/15/47	136	104,304
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.125%	05/15/27	232	213,881
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.750%	03/01/31	2,427	2,685,293
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30	2,490	2,193,887

A22

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
San Diego Gas & Electric Co.,
First Mortgage
3.950%	11/15/41	240	$187,737
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	2,215	2,004,980
3.700%	04/01/29	395	352,960
4.000%	02/01/48	330	246,710
Southern California Edison Co.,
First Mortgage
2.250%	06/01/30	999	790,664
3.650%	02/01/50	4,130	2,829,077
First Mortgage, Series D
4.700%	06/01/27	2,180	2,115,507
First Ref. Mortgage
4.000%	04/01/47	734	536,477
Southern Co. (The),
Jr. Sub. Notes
5.113%	08/01/27	2,150	2,090,904
Sr. Unsec’d. Notes
3.250%	07/01/26	6,790	6,296,640
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	215	188,850
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.450%	06/15/49	242	203,519
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
4.000%	01/15/43	794	623,527
Sr. Unsec’d. Notes, Series C
4.625%	05/15/52	775	667,078
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	845	762,941
5.500%	09/01/26(a)	209	195,205
5.625%	02/15/27(a)	704	659,309
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,750	2,619,510
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.600%	06/01/32(a)	1,735	1,609,195
			126,445,674
Electronics — 0.0%
Honeywell International, Inc.,
Sr. Unsec’d. Notes
1.350%	06/01/25	253	232,742
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
5.500%	07/31/47	644	399,087
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	545	446,219
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Engineering & Construction (cont’d.)
4.250%	10/31/26		755	$664,400
				1,509,706
Entertainment — 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.638%	03/15/25		3,015	2,855,459
3.755%	03/15/27		190	170,532
4.054%	03/15/29		270	233,532
4.279%	03/15/32(a)		4,770	3,927,423
5.050%	03/15/42		1,390	1,040,407
5.141%	03/15/52		10,085	7,328,345
5.391%	03/15/62		315	228,338
				15,784,036
Environmental Control — 0.0%
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24		262	250,375
Foods — 0.4%
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	1,666	1,398,782
4.500%	02/16/26	GBP	370	317,231
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,002	681,571
Conagra Brands, Inc.,
Sr. Unsec’d. Notes
4.850%	11/01/28(a)		2,225	2,101,999
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.589%	11/02/23		591	576,932
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30		375	346,406
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26		230	212,128
4.250%	03/01/31		156	140,409
4.375%	06/01/46		214	166,702
4.625%	10/01/39		203	167,457
4.875%	10/01/49		1,647	1,360,722
5.000%	07/15/35		149	134,984
5.000%	06/04/42		231	200,637
5.200%	07/15/45		105	91,296
5.500%	06/01/50		331	298,716
6.750%	03/15/32		19	20,026
6.875%	01/26/39		54	55,595
Gtd. Notes, 144A
7.125%	08/01/39		12	12,604
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		280	236,763
4.375%	01/31/32		280	232,066

A23

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Mars, Inc.,
Gtd. Notes, 144A
2.700%	04/01/25	239	$226,861
3.950%	04/01/44	505	402,445
Mondelez International, Inc.,
Sr. Unsec’d. Notes
1.500%	05/04/25	639	584,121
2.625%	03/17/27(a)	3,495	3,139,533
3.000%	03/17/32	230	188,967
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
4.250%	04/15/31	353	283,170
5.875%	09/30/27	379	368,481
			13,946,604
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.375%	12/01/25	758	804,938
Suzano Austria GmbH (Brazil),
Gtd. Notes
3.750%	01/15/31(a)	2,638	2,057,640
Gtd. Notes, Series DM3N
3.125%	01/15/32	291	208,247
			3,070,825
Gas — 0.3%
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
3.757%	03/16/32	240	202,141
Brooklyn Union Gas Co. (The),
Sr. Unsec’d. Notes, 144A
4.632%	08/05/27	3,170	2,984,077
4.866%	08/05/32	3,020	2,760,747
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
5.850%	01/15/41	251	246,555
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	460	339,928
3.490%	05/15/27	780	718,125
3.600%	05/01/30	3,470	3,018,833
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
2.500%	03/15/31	428	337,096
			10,607,502
Healthcare-Products — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
3.750%	11/30/26(a)	554	537,926
4.750%	11/30/36	261	254,957
4.900%	11/30/46	168	161,592
Baxter International, Inc.,
Sr. Unsec’d. Notes
2.272%	12/01/28	3,340	2,760,138
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Boston Scientific Corp.,
Sr. Unsec’d. Notes
2.650%	06/01/30		794	$660,877
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	991	641,554
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,380	1,108,200
Medtronic Global Holdings SCA,
Gtd. Notes
1.375%	10/15/40	EUR	353	228,604
1.625%	03/07/31	EUR	160	134,809
1.625%	10/15/50	EUR	319	187,997
2.250%	03/07/39	EUR	294	226,111
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	495	326,675
1.875%	10/01/49	EUR	323	198,312
				7,427,752
Healthcare-Services — 0.7%
Aetna, Inc.,
Sr. Unsec’d. Notes
2.800%	06/15/23		78	76,947
4.500%	05/15/42		283	233,629
6.750%	12/15/37		469	477,565
Ascension Health,
Sr. Unsec’d. Notes, Series B
3.106%	11/15/39		523	393,218
CommonSpirit Health,
Sec’d. Notes
4.350%	11/01/42		214	167,382
Sr. Sec’d. Notes
2.760%	10/01/24		3,577	3,406,358
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		2,415	1,862,420
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.100%	05/15/32		280	253,652
4.550%	05/15/52		210	177,687
5.100%	01/15/44		950	866,824
HCA, Inc.,
Gtd. Notes
4.500%	02/15/27		52	48,683
5.000%	03/15/24		112	111,243
5.125%	06/15/39		469	393,382
5.250%	06/15/26		87	84,193
5.500%	06/15/47		656	552,873
Humana, Inc.,
Sr. Unsec’d. Notes
2.150%	02/03/32		200	152,012
3.150%	12/01/22		511	510,378
3.700%	03/23/29		900	806,931
3.950%	03/15/27		474	445,031

A24

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
4.800%	03/15/47	594	$510,795
4.875%	04/01/30	448	429,350
4.950%	10/01/44	176	156,816
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	1,170	979,415
Unsec’d. Notes, Series 2021
2.810%	06/01/41(a)	1,375	959,320
3.002%	06/01/51	285	188,317
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	1,030	841,760
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	175	144,307
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
1.375%	11/15/25	168	149,562
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.800%	06/30/31	1,325	1,068,850
Sutter Health,
Unsec’d. Notes, Series 20A
3.361%	08/15/50	1,330	922,356
Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A
4.375%	01/15/30	677	564,639
5.125%	11/01/27	1,358	1,220,689
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
1.250%	01/15/26	220	196,217
2.300%	05/15/31	1,300	1,045,723
2.375%	10/15/22	87	86,959
3.125%	05/15/60	73	46,905
3.250%	05/15/51	168	117,054
3.500%	06/15/23	200	198,681
3.750%	07/15/25	89	86,664
3.875%	08/15/59(a)	511	381,430
4.000%	05/15/29	2,545	2,371,340
4.200%	05/15/32(a)	1,180	1,097,132
4.450%	12/15/48	117	99,045
4.625%	11/15/41	701	628,190
4.950%	05/15/62	310	277,645
5.700%	10/15/40	1,541	1,557,578
			27,347,147
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27	180	151,097
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	378	281,610
KB Home,
Gtd. Notes
7.625%	05/15/23	1,100	1,099,991
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Lennar Corp.,
Gtd. Notes
4.750%	05/30/25		79	$77,372
4.750%	11/29/27		180	166,657
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28(a)		560	467,218
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		372	283,297
5.250%	12/15/27		294	244,020
MDC Holdings, Inc.,
Gtd. Notes
6.000%	01/15/43		58	44,191
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		249	231,844
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30(a)		499	402,961
Toll Brothers Finance Corp.,
Gtd. Notes
4.375%	04/15/23		336	334,459
Tri Pointe Homes, Inc.,
Gtd. Notes
5.250%	06/01/27		307	265,333
5.700%	06/15/28		31	26,393
				4,076,443
Household Products/Wares — 0.0%
Spectrum Brands, Inc.,
Gtd. Notes, 144A
4.000%	10/01/26	EUR	469	391,386
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
2.500%	06/30/25		375	349,401
3.900%	04/01/26		40	38,261
Ascot Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.250%	12/15/30		385	328,482
Athene Global Funding,
Sec’d. Notes, 144A, MTN
2.646%	10/04/31		1,850	1,394,830
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/49(a)		2,432	2,035,484
Brighthouse Financial, Inc.,
Sr. Unsec’d. Notes
3.850%	12/22/51		55	33,514
5.625%	05/15/30(a)		747	700,010
Chubb INA Holdings, Inc.,
Gtd. Notes
3.350%	05/03/26		133	125,595
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	04/04/25(a)		2,275	2,163,044

A25

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
3.850%	04/05/29		600	$530,026
3.900%	04/05/32		480	405,074
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28(a)		3,565	2,980,199
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		830	676,224
Guardian Life Global Funding,
Sec’d. Notes, 144A
1.100%	06/23/25		282	252,668
Liberty Mutual Finance Europe DAC,
Gtd. Notes, 144A
1.750%	03/27/24	EUR	437	417,679
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.569%	02/01/29		2	1,840
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37		447	445,142
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43		154	133,034
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30		756	598,408
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		459	450,331
New York Life Insurance Co.,
Sub. Notes, 144A
3.750%	05/15/50		460	346,722
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42		48	40,676
Principal Life Global Funding II,
Sec’d. Notes, 144A
1.250%	06/23/25		253	227,255
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34		309	326,811
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.900%	09/15/44		653	582,233
6.850%	12/16/39		50	54,752
Willis North America, Inc.,
Gtd. Notes
2.950%	09/15/29(a)		2,920	2,402,262
4.650%	06/15/27		3,375	3,206,170
				21,246,127
Internet — 0.3%
Alphabet, Inc.,
Sr. Unsec’d. Notes
0.800%	08/15/27		190	160,180
1.900%	08/15/40		450	289,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Amazon.com, Inc.,
Sr. Unsec’d. Notes
1.200%	06/03/27	603	$515,380
1.500%	06/03/30(a)	221	174,432
2.100%	05/12/31	459	372,274
2.500%	06/03/50	313	195,234
3.150%	08/22/27	263	245,095
3.300%	04/13/27	210	198,614
3.450%	04/13/29(a)	460	425,348
3.600%	04/13/32(a)	890	808,314
3.875%	08/22/37	501	436,232
4.050%	08/22/47(a)	424	359,926
4.100%	04/13/62	4,475	3,591,162
4.250%	08/22/57	145	121,097
4.950%	12/05/44	151	144,968
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.832%	02/08/51	430	237,575
Sr. Unsec’d. Notes, 144A, MTN
3.061%	07/13/31	2,081	1,431,078
4.027%	08/03/50	1,071	602,437
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A, MTN
3.840%	04/22/51	807	542,716
			10,851,087
Iron/Steel — 0.1%
ArcelorMittal SA (Luxembourg),
Sr. Unsec’d. Notes
7.000%	10/15/39	224	212,412
Vale Overseas Ltd. (Brazil),
Gtd. Notes
3.750%	07/08/30	1,640	1,321,225
6.875%	11/21/36	192	182,076
6.875%	11/10/39(a)	411	385,775
			2,101,488
Leisure Time — 0.1%
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	655	532,188
YMCA of Greater New York,
Unsec’d. Notes
2.303%	08/01/26	1,540	1,346,789
			1,878,977
Lodging — 0.3%
Gohl Capital Ltd. (Malaysia),
Gtd. Notes
4.250%	01/24/27	548	455,114
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	596	457,013
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
2.900%	06/25/25(a)	1,462	1,313,282

A26

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
3.200%	08/08/24	2,716	$2,553,613
3.500%	08/18/26	1,632	1,432,777
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30	285	257,925
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
2.800%	03/08/27(a)	880	695,200
3.350%	03/08/29	1,010	747,400
4.300%	01/08/26(a)	780	659,100
5.625%	08/08/25(a)	1,470	1,315,650
5.900%	08/08/28	940	787,250
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29	300	195,000
5.625%	08/26/28	1,202	805,340
			11,674,664
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Sr. Sec’d. Notes, 144A
4.125%	11/15/28	220	177,238
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	117	104,582
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	650	465,500
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.056%	04/05/25	189	175,078
2.565%	02/15/30(a)	5,477	4,480,540
			5,225,700
Media — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)	340	259,147
Sr. Unsec’d. Notes, 144A
4.250%	01/15/34	1,383	998,668
4.500%	08/15/30	66	52,209
4.750%	03/01/30(a)	385	311,908
4.750%	02/01/32(a)	400	312,142
5.000%	02/01/28	265	231,009
5.125%	05/01/27(a)	1,013	914,253
5.375%	06/01/29	161	141,180
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.500%	03/01/42	350	221,491
3.700%	04/01/51	2,740	1,664,521
3.850%	04/01/61	534	312,814
3.900%	06/01/52	3,370	2,102,661
3.950%	06/30/62	235	139,662
4.200%	03/15/28	80	72,313
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
4.400%	04/01/33(a)	1,580	$1,305,352
4.400%	12/01/61	512	327,584
4.800%	03/01/50	1,489	1,064,956
4.908%	07/23/25	2,040	1,990,719
5.050%	03/30/29	2,370	2,177,097
5.125%	07/01/49	404	298,112
5.375%	04/01/38	460	372,095
5.375%	05/01/47	471	362,689
5.500%	04/01/63	480	365,638
5.750%	04/01/48	178	143,932
6.384%	10/23/35	899	828,391
6.484%	10/23/45	3,351	2,960,507
6.834%	10/23/55	171	157,159
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	39	39,244
Comcast Corp.,
Gtd. Notes
2.450%	08/15/52	375	214,604
2.800%	01/15/51	661	402,028
2.887%	11/01/51	607	379,142
2.937%	11/01/56	172	102,682
3.150%	03/01/26	307	289,467
3.250%	11/01/39	58	42,653
3.300%	04/01/27	604	560,683
3.375%	08/15/25	220	211,311
3.400%	04/01/30(a)	340	299,386
3.400%	07/15/46	54	37,994
3.450%	02/01/50	90	62,755
3.750%	04/01/40	1,716	1,347,616
3.969%	11/01/47	1,009	771,745
3.999%	11/01/49	298	228,189
4.000%	08/15/47	793	615,209
4.000%	03/01/48	98	75,373
4.150%	10/15/28	275	259,728
4.200%	08/15/34	93	81,929
4.250%	10/15/30	526	487,296
4.250%	01/15/33	292	265,079
4.950%	10/15/58	90	77,982
5.650%	06/15/35	79	79,079
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	2,601	2,026,714
3.150%	08/15/24	624	597,726
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	200	140,969
4.500%	11/15/31	1,755	1,318,585
5.500%	04/15/27(a)	545	479,655
Discovery Communications LLC,
Gtd. Notes
3.625%	05/15/30(a)	975	804,579
4.000%	09/15/55	519	308,991
4.125%	05/15/29	174	148,798
5.200%	09/20/47	2,267	1,676,709
5.300%	05/15/49	2,998	2,244,078

A27

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	501	$294,388
5.875%	11/15/24(a)	988	883,719
7.750%	07/01/26	105	80,524
Sr. Sec’d. Notes, 144A
5.250%	12/01/26(a)	330	272,372
5.750%	12/01/28	50	37,697
Fox Corp.,
Sr. Unsec’d. Notes
5.476%	01/25/39	397	344,577
Paramount Global,
Sr. Unsec’d. Notes
4.200%	05/19/32(a)	1,440	1,166,989
4.375%	03/15/43	1,323	884,694
4.950%	01/15/31(a)	380	335,291
4.950%	05/19/50	215	153,034
5.850%	09/01/43	566	451,808
Time Warner Cable LLC,
Sr. Sec’d. Notes
4.500%	09/15/42	392	271,774
5.875%	11/15/40	684	566,743
6.550%	05/01/37	1,469	1,332,440
6.750%	06/15/39	1,584	1,401,844
7.300%	07/01/38	1,490	1,415,091
Time Warner Entertainment Co. LP,
Sr. Sec’d. Notes
8.375%	07/15/33	772	824,537
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27	200	183,130
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	370	315,425
Walt Disney Co. (The),
Gtd. Notes
6.650%	11/15/37	63	68,900
			48,051,164
Mining — 0.3%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
3.625%	09/11/24	200	193,368
3.875%	03/16/29	2,480	2,124,740
4.000%	09/11/27	245	223,752
4.750%	04/10/27	670	633,334
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	97	88,156
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	374	355,650
5.750%	05/01/43	144	135,624
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	217	206,264
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	225	$203,625
Freeport-McMoRan, Inc.,
Gtd. Notes
3.875%	03/15/23	12	11,941
4.550%	11/14/24	23	22,655
4.625%	08/01/30	314	277,281
5.250%	09/01/29(a)	4,000	3,716,786
5.400%	11/14/34	250	222,125
5.450%	03/15/43(a)	898	741,666
Glencore Finance Canada Ltd. (Australia),
Gtd. Notes, 144A
5.550%	10/25/42	50	42,408
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
2.625%	09/23/31	36	27,009
4.000%	03/27/27	443	412,556
4.125%	05/30/23	25	24,830
4.125%	03/12/24	1,080	1,060,952
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	783	606,758
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
5.250%	11/08/42	937	821,615
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.000%	08/15/40	54	47,755
Yamana Gold, Inc. (Canada),
Gtd. Notes
4.625%	12/15/27	399	360,426
			12,561,276
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
2.375%	08/26/29	242	198,748
3.050%	04/15/30	107	91,393
3.700%	04/15/50(a)	568	417,152
Eaton Corp.,
Gtd. Notes
4.150%	11/02/42	248	204,143
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35	342	305,615
General Electric Co.,
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	116	125,410
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
4.250%	09/15/27	1,535	1,461,960
4.500%	09/15/29	1,075	1,017,512

A28

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Textron, Inc.,
Sr. Unsec’d. Notes
3.900%	09/17/29	830	$737,266
			4,559,199
Multi-National — 0.0%
Inter-American Development Bank (Supranational Bank),
Notes
6.800%	10/15/25	417	440,543
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	3,500	3,036,839
3.569%	12/01/31	1,220	956,558
4.125%	05/01/25(a)	505	477,403
			4,470,800
Oil & Gas — 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	4,101	3,219,343
Sr. Unsec’d. Notes, 144A
3.000%	01/15/25	600	561,330
Apache Corp.,
Sr. Unsec’d. Notes
4.250%	01/15/44	617	439,903
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26	134	129,273
9.000%	11/01/27	28	34,161
BP Capital Markets America, Inc.,
Gtd. Notes
2.721%	01/12/32(a)	2,560	2,079,283
2.939%	06/04/51	1,835	1,165,138
3.000%	02/24/50	1,070	694,855
3.119%	05/04/26	501	468,315
3.379%	02/08/61	765	499,892
3.633%	04/06/30	385	346,323
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
4.375%(ff)	06/22/25(oo)	1,782	1,637,212
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	3,278	2,229,105
5.400%	06/15/47	186	159,111
6.750%	11/15/39	184	182,583
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	258	228,871
Chevron USA, Inc.,
Gtd. Notes
3.850%	01/15/28	620	589,689
ConocoPhillips Co.,
Gtd. Notes
3.800%	03/15/52	340	260,668
4.150%	11/15/34	102	87,470
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
4.300%	11/15/44	362	$300,827
Gtd. Notes, 144A
4.025%	03/15/62	665	505,584
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	231	224,023
4.375%	01/15/28(a)	1,276	1,141,861
4.500%	04/15/23(a)	788	783,700
4.900%	06/01/44	133	94,797
Gtd. Notes, 144A
2.268%	11/15/26	504	430,725
5.750%	01/15/31	325	293,725
Coterra Energy, Inc.,
Sr. Unsec’d. Notes, 144A
3.900%	05/15/27	842	782,450
4.375%	03/15/29	594	549,480
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/30	231	211,332
4.750%	05/15/42	655	534,334
5.000%	06/15/45(a)	1,207	1,005,732
5.250%	10/15/27	140	138,836
5.600%	07/15/41	968	868,911
5.875%	06/15/28	121	121,231
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	525	484,374
3.500%	12/01/29	774	668,187
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
4.625%	11/02/31(a)	474	330,022
5.375%	06/26/26(a)	372	336,265
5.875%	09/18/23	429	425,692
5.875%	05/28/45	1,182	707,722
6.875%	04/29/30	694	582,960
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	550	523,172
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	1,075	1,010,500
4.875%	03/30/26	135	120,487
5.375%	03/30/28	535	457,425
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35	456	389,715
4.150%	01/15/26	180	175,492
4.375%	04/15/30	164	156,382
4.950%	04/15/50	190	177,579
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27	1,000	910,889
5.000%	01/15/29	177	165,502
6.125%	02/01/25	66	66,246
Sr. Unsec’d. Notes, 144A
3.125%	05/15/26	30	27,356

A29

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
3.625%	05/15/31(a)		350	$292,091
Equinor ASA (Norway),
Gtd. Notes
3.625%	04/06/40(a)		1,355	1,085,377
3.700%	04/06/50		920	704,414
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23		58	57,147
2.992%	03/19/25		717	689,119
3.043%	03/01/26		325	307,285
3.452%	04/15/51		335	249,097
3.482%	03/19/30		590	536,577
4.114%	03/01/46		737	610,434
4.227%	03/19/40		1,505	1,308,321
4.327%	03/19/50		73	62,205
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40		905	838,300
7.300%	08/15/31		920	972,629
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		103	90,894
6.000%	04/15/30(a)		500	441,064
6.000%	02/01/31		103	90,022
6.250%	04/15/32		625	555,927
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
5.375%	04/24/30		260	201,630
6.375%	10/24/48		350	241,850
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
4.700%	05/01/25		1,815	1,783,992
5.850%	12/15/45		177	154,331
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.400%	04/15/46		358	290,765
4.500%	07/15/44		78	65,346
6.450%	09/15/36		892	888,113
6.600%	03/15/46		981	1,000,310
6.950%	07/01/24		649	666,976
7.500%	05/01/31		249	260,250
Ovintiv, Inc.,
Gtd. Notes
7.375%	11/01/31		475	495,076
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
1.400%	02/09/26		200	171,522
Sr. Unsec’d. Notes, EMTN
3.100%	08/27/30		211	171,988
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.625%	01/16/34	GBP	424	378,823
6.900%	03/19/49		1,101	910,307
7.250%	03/17/44(a)		1,324	1,195,572
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	312	$210,985
5.950%	01/28/31		788	530,403
6.375%	01/23/45		1,756	966,678
6.490%	01/23/27		1,062	884,752
6.500%	03/13/27		174	145,708
6.500%	01/23/29(a)		335	256,308
6.700%	02/16/32		1,485	1,037,124
6.840%	01/23/30		111	82,473
6.875%	10/16/25		251	235,501
Gtd. Notes, EMTN
4.875%	02/21/28	EUR	598	430,029
Gtd. Notes, MTN
6.875%	08/04/26		242	217,062
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.125%	01/15/26		655	572,005
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		506	367,261
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25		270	254,523
5.000%	03/15/23		512	510,283
Reliance Industries Ltd. (India),
Sr. Unsec’d. Notes, 144A
2.875%	01/12/32		510	399,215
3.625%	01/12/52		890	583,117
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	11/07/29		173	144,977
2.750%	04/06/30		253	216,072
2.875%	05/10/26(a)		152	141,730
3.000%	11/26/51		2,660	1,772,153
3.250%	04/06/50		162	114,434
4.375%	05/11/45		792	664,208
4.550%	08/12/43(a)		492	425,823
6.375%	12/15/38		1,102	1,167,642
Sinopec Group Overseas Development 2014 Ltd. (China),
Gtd. Notes, 144A
4.375%	04/10/24		1,066	1,060,233
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)		350	294,195
5.375%	02/01/29		30	27,254
5.375%	03/15/30		160	143,807
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27(a)		3,760	3,536,765
				65,876,514
Oil & Gas Services — 0.1%
Cameron International Corp.,
Gtd. Notes
5.950%	06/01/41		820	753,319

A30

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
4.850%	11/15/35	795	$691,705
7.450%	09/15/39	629	671,652
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	226	204,321
4.300%	05/01/29	582	533,523
			2,854,520
Packaging & Containers — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	430	273,424
Ball Corp.,
Gtd. Notes
3.125%	09/15/31(a)	575	431,463
Crown Americas LLC/Crown Americas Capital Corp. VI,
Gtd. Notes
4.750%	02/01/26	250	233,180
Sealed Air Corp.,
Gtd. Notes, 144A
5.125%	12/01/24(a)	355	342,579
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25	245	236,017
			1,516,663
Pharmaceuticals — 1.2%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.600%	11/21/24(a)	692	659,180
2.950%	11/21/26	1,622	1,483,912
3.200%	11/21/29	3,293	2,889,285
3.750%	11/14/23	127	125,698
4.050%	11/21/39	3,575	2,895,209
4.250%	11/21/49	2,635	2,114,364
4.300%	05/14/36	221	191,550
4.500%	05/14/35	777	693,250
4.700%	05/14/45	1,943	1,650,666
4.875%	11/14/48	100	87,810
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	159	61,363
5.250%	01/30/30	4,231	1,586,625
5.250%	02/15/31	348	132,240
Bayer Corp. (Germany),
Sr. Unsec’d. Notes, 144A
6.650%	02/15/28(a)	595	595,711
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,157	1,109,383
4.375%	12/15/28(a)	2,090	1,911,313
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.363%	06/06/24	170	165,403
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
3.734%	12/15/24	117	$113,663
4.685%	12/15/44	59	50,492
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.550%	11/13/50	1,645	1,016,711
2.900%	07/26/24	35	33,960
3.400%	07/26/29	1,066	968,475
5.000%	08/15/45	171	161,267
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	387	356,318
4.125%	11/15/25(a)	204	198,065
4.375%	10/15/28	1,188	1,121,914
4.800%	08/15/38	792	702,806
4.900%	12/15/48	224	194,016
Sr. Unsec’d. Notes
3.200%	03/15/40	4,600	3,320,322
CVS Health Corp.,
Sr. Unsec’d. Notes
1.875%	02/28/31	170	129,478
2.125%	09/15/31(a)	663	509,777
3.250%	08/15/29	3,183	2,786,334
3.625%	04/01/27	179	167,607
3.750%	04/01/30	1,158	1,031,544
3.875%	07/20/25(a)	483	468,522
4.125%	04/01/40	186	148,657
4.250%	04/01/50	136	106,453
4.300%	03/25/28	394	372,652
5.050%	03/25/48	517	455,132
5.125%	07/20/45	2,270	1,986,721
5.300%	12/05/43	132	118,493
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	225	230,226
Sr. Sec’d. Notes
6.036%	12/10/28	234	232,444
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29	570	490,377
Johnson & Johnson,
Sr. Unsec’d. Notes
3.550%	03/01/36	1,275	1,100,157
3.625%	03/03/37	551	476,635
Merck & Co., Inc.,
Sr. Unsec’d. Notes
0.750%	02/24/26(a)	489	429,368
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	305	260,751
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	400	328,097
Pfizer, Inc.,
Sr. Unsec’d. Notes
1.700%	05/28/30	43	34,412
2.625%	04/01/30	527	453,178

A31

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	377	$364,475
Teva Pharmaceutical Finance Co. LLC (Israel),
Gtd. Notes
6.150%	02/01/36(a)	130	107,001
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes
3.150%	10/01/26(a)	2,692	2,193,643
4.100%	10/01/46	2,113	1,258,952
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	1,313	923,137
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	2,830	1,759,394
			45,514,588
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
7.875%	05/15/26	495	497,848
Cameron LNG LLC,
Sr. Sec’d. Notes, 144A
2.902%	07/15/31	214	176,542
3.302%	01/15/35	553	436,542
Cheniere Energy Partners LP,
Gtd. Notes
3.250%	01/31/32	1,060	814,217
4.000%	03/01/31	210	176,464
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28(a)	990	907,983
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	210	191,094
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	48	39,166
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36(a)	1,600	1,272,000
Energy Transfer LP,
Jr. Sub. Notes, Series A
6.250%(ff)	02/15/23(oo)	150	122,599
Jr. Sub. Notes, Series F
6.750%(ff)	05/15/25(a)(oo)	918	792,733
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,535	1,272,512
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	999	853,609
Sr. Unsec’d. Notes
2.900%	05/15/25	3,001	2,796,925
3.600%	02/01/23(a)	370	368,299
3.750%	05/15/30	490	415,935
4.950%	06/15/28	916	856,113
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.000%	05/15/50	148	$115,651
5.250%	04/15/29	215	202,786
5.300%	04/01/44	78	62,288
5.400%	10/01/47	3,551	2,880,701
5.875%	01/15/24	600	601,364
6.050%	06/01/41(a)	3,369	3,025,369
6.100%	02/15/42	149	130,953
6.250%	04/15/49	1,499	1,338,919
7.500%	07/01/38	192	194,648
7.600%	02/01/24	263	268,449
Energy Transfer LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
4.500%	11/01/23	35	34,693
Enterprise Products Operating LLC,
Gtd. Notes
2.800%	01/31/30	2,471	2,067,298
3.125%	07/31/29	1,347	1,160,338
3.700%	01/31/51	207	145,712
3.950%	01/31/60	361	248,478
4.150%	10/16/28	1,067	992,521
4.200%	01/31/50	390	297,668
4.800%	02/01/49	2,232	1,839,255
4.850%	03/15/44	151	126,216
5.375%(ff)	02/15/78	230	173,739
5.950%	02/01/41	335	320,934
7.550%	04/15/38	151	165,032
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	47,763
7.500%	06/01/30	50	47,346
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.300%	10/01/31	895	676,874
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates),
Sr. Sec’d. Notes, 144A
2.940%	09/30/40	358	273,085
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,278	801,236
4.300%	03/01/28	301	282,040
5.300%	12/01/34	143	129,779
5.550%	06/01/45	242	211,749
Gtd. Notes, GMTN
7.750%	01/15/32	1,297	1,406,510
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	1,566	1,115,369
MPLX LP,
Sr. Unsec’d. Notes
4.500%	04/15/38	1,189	955,136
4.700%	04/15/48	177	135,424
4.800%	02/15/29	357	333,621
4.875%	12/01/24	706	698,094
4.875%	06/01/25	1,097	1,077,277
4.950%	09/01/32	5,130	4,661,682
4.950%	03/14/52	1,450	1,140,396

A32

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.200%	03/01/47	3,353	$2,763,056
5.500%	02/15/49	223	190,049
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37	708	677,168
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	1,315	1,070,506
4.450%	09/01/49	2,732	1,946,659
4.550%	07/15/28	690	631,903
6.350%	01/15/31	772	757,499
Peru LNG Srl (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	03/22/30	530	411,943
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	635	529,708
3.800%	09/15/30(a)	1,005	842,352
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
4.500%	05/15/30(a)	1,610	1,467,139
5.000%	03/15/27	700	672,302
5.875%	06/30/26	2,363	2,361,747
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes
8.000%	03/01/32	1,047	1,144,740
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30	654	555,829
7.500%	10/01/25	239	236,009
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,110	928,015
5.200%	07/01/27	3,785	3,658,310
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.000%	01/15/32(a)	2,785	2,301,932
4.875%	02/01/31	704	605,233
6.500%	07/15/27	231	229,384
6.875%	01/15/29	567	559,674
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A
3.500%	01/15/28	981	879,723
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	10/12/31	1,720	1,325,910
4.625%	03/01/34	609	532,802
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
3.250%	05/15/30	905	764,279
3.950%	05/15/50	540	398,950
4.000%	03/15/28	1,200	1,098,959
7.850%	02/01/26	1,301	1,382,548
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	65	55,871
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
3.875%	11/01/33		440	$348,409
4.125%	08/15/31		40	33,148
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.350%	02/01/25(a)		727	676,677
4.300%	02/01/30		2,609	2,219,433
4.500%	03/01/28		176	157,218
5.300%	03/01/48		130	106,701
5.450%	04/01/44		398	328,844
5.500%	08/15/48		91	73,884
5.500%	02/01/50(a)		441	356,342
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.100%
3.555%(c)	01/13/23		258	256,062
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31		1,135	891,168
3.700%	01/15/23		179	178,890
3.750%	06/15/27		11	10,125
4.650%	08/15/32(a)		1,925	1,748,598
4.850%	03/01/48		305	252,291
4.900%	01/15/45		390	316,659
5.100%	09/15/45		353	298,928
5.400%	03/04/44		417	364,304
7.750%	06/15/31		643	692,991
8.750%	03/15/32		103	120,257
Sr. Unsec’d. Notes, Series A
7.500%	01/15/31		833	889,488
				83,677,590
Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.,
Sr. Unsec’d. Notes
2.300%	09/15/31		275	205,381
3.650%	03/15/27		1,735	1,590,188
3.800%	08/15/29		405	355,824
3.950%	03/15/29(a)		1,112	994,229
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30		5,683	4,798,384
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33		955	662,480
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
3.250%	01/15/32		1,745	1,309,277
4.000%	01/15/31		745	609,543
5.250%	06/01/25		17	16,454
5.375%	04/15/26		127	121,442
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30		2,013	1,617,760
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
0.993%	10/15/26	EUR	410	326,270
3.325%	03/24/25	EUR	624	570,855
5.250%	08/01/26		18	16,479

A33

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,098	$1,686,965
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31		1,359	1,029,343
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/25		650	633,273
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,940	1,754,165
5.125%	05/15/32		1,935	1,716,606
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.500%	02/15/25(a)		1,500	1,386,498
4.500%	09/01/26		1,803	1,653,720
5.750%	02/01/27		351	330,617
WEA Finance LLC/Westfield UK & Europe Finance PLC (France),
Gtd. Notes, 144A
3.750%	09/17/24		780	734,332
Welltower, Inc.,
Sr. Unsec’d. Notes
3.100%	01/15/30		2,091	1,741,427
				25,861,512
Retail — 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		466	405,518
5.750%	04/15/25		350	346,172
Costco Wholesale Corp.,
Sr. Unsec’d. Notes
1.375%	06/20/27(a)		1,072	926,355
Dollar General Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/23		69	69,000
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.375%	02/07/25	EUR	482	405,740
Sr. Sec’d. Notes, 144A
6.250%	10/30/25	EUR	1,165	988,135
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A
3.375%	01/15/32		1,475	1,091,500
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27		244	222,022
2.700%	04/15/30(a)		361	308,625
3.300%	04/15/40		414	317,036
3.350%	04/15/50		623	447,194
3.900%	12/06/28		73	69,310
3.900%	06/15/47		69	54,920
JSM Global Sarl (Brazil),
Gtd. Notes, 144A
4.750%	10/20/30		222	155,650
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
1.700%	09/15/28(a)	731	$596,915
2.800%	09/15/41	550	352,636
3.750%	04/01/32(a)	265	229,209
4.500%	04/15/30	169	158,187
5.000%	04/15/33(a)	1,920	1,818,302
5.625%	04/15/53	705	651,680
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
1.450%	09/01/25	97	88,538
3.375%	05/26/25	297	285,502
3.500%	07/01/27	327	305,808
3.600%	07/01/30(a)	337	303,460
3.625%	09/01/49	73	53,219
3.700%	01/30/26(a)	379	365,788
4.200%	04/01/50	619	497,327
4.450%	03/01/47	149	125,208
4.600%	05/26/45	1,665	1,408,670
4.875%	12/09/45	581	515,434
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.700%	06/15/32	2,250	2,108,797
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	398	332,788
			16,004,645
Semiconductors — 0.8%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32(a)	3,765	3,171,474
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	2,667	1,869,915
3.419%	04/15/33	1,535	1,177,714
3.469%	04/15/34	559	420,401
4.926%	05/15/37	2,820	2,332,912
Intel Corp.,
Sr. Unsec’d. Notes
1.600%	08/12/28	513	425,524
2.800%	08/12/41	980	660,458
3.050%	08/12/51	2,240	1,432,911
3.200%	08/12/61	176	109,089
3.700%	07/29/25	366	356,624
3.734%	12/08/47	639	474,381
4.000%	08/05/29	1,310	1,216,872
4.150%	08/05/32(a)	790	721,019
4.750%	03/25/50	251	216,443
5.050%	08/05/62	1,775	1,540,850
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31	1,730	1,342,237
Microchip Technology, Inc.,
Gtd. Notes
4.250%	09/01/25	350	338,541

A34

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Sec’d. Notes
2.670%	09/01/23	1,267	$1,234,173
NVIDIA Corp.,
Sr. Unsec’d. Notes
2.850%	04/01/30	263	225,508
3.500%	04/01/40	1,182	921,616
3.500%	04/01/50	2,299	1,692,207
3.700%	04/01/60	366	261,974
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.500%	05/11/31	908	679,184
2.700%	05/01/25(a)	390	360,823
4.300%	06/18/29(a)	1,710	1,538,466
4.400%	06/01/27(a)	3,335	3,144,905
Qorvo, Inc.,
Gtd. Notes, 144A
1.750%	12/15/24(a)	3,290	3,016,928
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	250	200,568
			31,083,717
Software — 0.4%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	400	368,678
3.500%	07/01/29	2,599	2,264,775
Microsoft Corp.,
Sr. Unsec’d. Notes
2.400%	08/08/26	684	633,317
2.525%	06/01/50	71	46,697
2.675%	06/01/60	50	31,669
2.921%	03/17/52	140	98,987
3.300%	02/06/27(a)	327	311,589
3.450%	08/08/36	31	27,093
Oracle Corp.,
Sr. Unsec’d. Notes
1.650%	03/25/26	1,030	903,275
2.875%	03/25/31	1,241	977,592
2.950%	04/01/30	140	112,981
3.600%	04/01/40	2,764	1,874,354
4.100%	03/25/61	8,225	5,206,136
Salesforce, Inc.,
Sr. Unsec’d. Notes
3.250%	04/11/23(a)	325	323,003
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	270	250,017
3.700%	04/01/29(a)	440	394,617
3.800%	04/01/32(a)	350	304,471
			14,129,251
Telecommunications — 1.5%
Altice France SA (France),
Sr. Sec’d. Notes, 144A
5.500%	10/15/29	420	315,966
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
8.125%	02/01/27	830	$741,812
AT&T, Inc.,
Sr. Unsec’d. Notes
1.650%	02/01/28(a)	454	373,631
2.250%	02/01/32	100	75,668
2.300%	06/01/27	766	670,874
2.550%	12/01/33	2,603	1,937,079
3.300%	02/01/52	203	130,811
3.500%	06/01/41	4,242	3,058,207
3.500%	09/15/53	4,583	3,053,627
3.550%	09/15/55	3,696	2,427,083
3.650%	06/01/51	353	240,733
3.650%	09/15/59	894	580,418
3.800%	12/01/57	692	468,218
4.350%	06/15/45	214	166,872
4.500%	03/09/48	354	279,526
5.350%	09/01/40	230	208,077
5.550%	08/15/41	221	205,188
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	447	357,963
Sr. Sec’d. Notes, 144A
8.750%	05/25/24	535	481,500
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	180	150,687
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/44	96	81,281
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.550%	03/15/52(a)	1,545	1,243,553
Sprint Corp.,
Gtd. Notes
7.625%	02/15/25	380	390,776
7.875%	09/15/23	2,007	2,035,025
Telefonica Emisiones SA (Spain),
Gtd. Notes
4.895%	03/06/48	275	198,925
5.213%	03/08/47	170	130,074
T-Mobile USA, Inc.,
Gtd. Notes
2.250%	02/15/26	200	179,142
2.625%	02/15/29	1,246	1,028,574
2.875%	02/15/31	453	363,548
3.375%	04/15/29	430	371,375
3.500%	04/15/31	420	354,446
5.200%	01/15/33(a)	985	942,568
5.650%	01/15/53(a)	385	364,355
Sr. Unsec’d. Notes
2.250%	11/15/31(a)	4,520	3,416,729
2.550%	02/15/31	293	232,113
2.700%	03/15/32	4,310	3,373,546
3.000%	02/15/41	35	23,347
3.500%	04/15/25(a)	1,620	1,549,793

A35

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.750%	04/15/27	121	$111,840
3.875%	04/15/30	9,300	8,241,623
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
1.750%	01/20/31	2,160	1,619,861
2.100%	03/22/28	405	341,746
2.355%	03/15/32	277	213,016
2.550%	03/21/31	848	676,997
2.625%	08/15/26	355	322,908
2.650%	11/20/40	709	459,847
2.850%	09/03/41	518	343,559
2.875%	11/20/50	1,171	719,446
3.150%	03/22/30	3,213	2,728,366
3.400%	03/22/41	1,956	1,431,803
3.850%	11/01/42	269	204,097
3.875%	02/08/29	176	160,678
4.000%	03/22/50	811	619,172
4.016%	12/03/29	398	360,878
4.125%	03/16/27	213	203,729
4.329%	09/21/28	459	432,217
4.400%	11/01/34	165	144,313
4.500%	08/10/33	1,394	1,255,730
4.862%	08/21/46	677	587,566
5.250%	03/16/37(a)	1,261	1,188,765
5.500%	03/16/47	97	92,235
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.750%	07/15/31	630	488,817
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	05/30/28(a)	463	436,527
			55,588,846
Textiles — 0.0%
Prime Bloom Holdings Ltd. (China),
Gtd. Notes
6.950%	07/05/22	200	27,500
Transportation — 0.1%
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
2.450%	12/02/31	1,495	1,197,564
CSX Corp.,
Sr. Unsec’d. Notes
4.650%	03/01/68	233	189,396
4.750%	11/15/48	231	203,804
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN
3.570%	01/21/32	265	211,387
Sr. Unsec’d. Notes, EMTN
3.730%	03/29/24	200	195,163
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34	288	272,195
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.400%	11/01/49	428	300,023
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Pelabuhan Indonesia II PT (Indonesia),
Sr. Unsec’d. Notes
4.250%	05/05/25	200	$192,022
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27	124	110,744
2.891%	04/06/36	121	92,487
2.973%	09/16/62	279	169,329
3.550%	05/20/61	256	177,976
3.750%	07/15/25	251	244,849
3.750%	02/05/70	936	650,152
3.839%	03/20/60	966	718,593
3.950%	08/15/59	789	597,476
			5,523,160
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.400%	07/01/27	4,965	4,660,070
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
4.150%	06/01/49	885	710,513
4.450%	06/01/32	2,435	2,263,744
			2,974,257

Total Corporate Bonds (cost $1,536,074,824)			1,310,066,256
Floating Rate and other Loans — 1.3%
Airlines — 0.1%
Air Canada (Canada),
Term Loan, 3 Month LIBOR + 3.500%
6.421%(c)	08/11/28	828	784,459
Delta Air Lines, Inc.,
Initial Term Loan, 3 Month LIBOR + 3.750%
6.460%(c)	10/20/27	600	600,250
United Airlines, Inc.,
Class B Term Loan, 3 Month LIBOR + 3.750%
6.533%(c)	04/21/28	975	928,566
			2,313,275
Beverages — 0.0%
Triton Water Holdings, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 3.500%
7.174%(c)	03/31/28	983	876,386
Building Materials — 0.1%
API Group, Inc.,
Initial Term Loan, 1 Month LIBOR + 0.000%
3.115%(c)	10/01/26	1,264	1,229,888
Hunter Douglas, Inc. (Netherlands),
Tranche B-1 Term Loan, 3 Month SOFR + 3.500%
6.340%(c)	02/26/29	2,464	2,016,641

A36

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
B-1 Fourth Amendment Loan, 1 Month LIBOR + 3.000%
6.115%(c)	06/09/28	1,154	$1,108,609
			4,355,138
Commercial Services — 0.1%
Garda World Security Corp. (Canada),
Term Loan B-2, 3 Month LIBOR + 4.250%
7.240%(c)	10/30/26	907	852,511
Verscend Holding Corp.,
New Term Loan B, 1 Month LIBOR + 4.000%
7.115%(c)	08/27/25	983	954,451
			1,806,962
Computers — 0.1%
Magenta Buyer LLC,
First Lien Initial Term Loan, 1 Month LIBOR + 4.750%
7.870%(c)	07/27/28	685	615,486
Peraton Corp.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
6.865%(c)	02/01/28	977	924,002
			1,539,488
Diversified Financial Services — 0.2%
Allspring Buyer LLC,
Term Loan, 3 Month LIBOR + 3.000%
6.688%(c)	11/01/28	925	895,885
Citadel Securities LP,
2021 Term Loan, 1 Month SOFR + 2.500%
5.649%(c)	02/02/28	162	157,027
Deerfield Dakota Holding LLC,
First Lien Initial Dollar Term Loan, 1 Month SOFR + 3.750%
6.784%(c)	04/09/27	980	926,935
Delos Finance Sarl (Ireland),
2018 Term Loan, 3 Month LIBOR + 1.750%
5.424%(c)	10/06/23	500	498,625
Focus Financial Partners LLC,
Tranche B-3 Term Loan, 1 Month LIBOR + 2.000%
5.115%(c)	07/03/24	973	947,841
Hudson River Trading LLC,
Term Loan, 3 Month SOFR + 3.000%
6.164%(c)	03/20/28	937	843,135
Jane Street Group LLC,
Dollar Term Loan, 1 Month LIBOR + 2.750%
5.865%(c)	01/26/28	1,067	1,021,038
Setanta Aircraft Leasing DAC (Ireland),
Term Loan, 3 Month LIBOR + 2.000%
5.674%(c)	11/05/28	980	957,425
VFH Parent LLC,
Initial Term Loan, 1 Month SOFR + 3.000%
6.118%(c)	01/13/29	780	743,925
			6,991,836
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Electronics — 0.0%
II-VI, Inc.,
Term Loan B, 1 Month LIBOR + 2.750%
5.314%(c)	07/02/29	980	$947,334
Engineering & Construction — 0.0%
Brown Group Holding LLC,
Initial Term Loan, 1 Month LIBOR + 2.500%
5.615%(c)	06/07/28	1,484	1,406,410
Entertainment — 0.1%
Alpha Topco Ltd. (United Kingdom),
2018 Incremental New Facility B3 (USD) Loan, 1 Month LIBOR + 2.500%
5.615%(c)	02/01/24	60	59,271
PCI Gaming Authority,
Term B Facility Loan, 1 Month LIBOR + 2.500%
5.615%(c)	05/29/26	985	953,199
Scientific Games International, Inc.,
Initial Term B Loan, 1 Month SOFR + 3.000%
5.906%(c)	04/13/29	978	948,223
UFC Holdings LLC,
Term Loan B-3, 3 Month LIBOR + 2.750%
5.520%(c)	04/29/26	976	934,595
			2,895,288
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
2020 Term Loan, 3 Month LIBOR + 3.000%
5.806%(c)	05/30/25	77	75,879
Foods — 0.0%
Froneri US, Inc. (United Kingdom),
Facility B2, 1 Month LIBOR + 2.250%
5.365%(c)	01/29/27	694	653,171
Healthcare-Products — 0.0%
Mozart Borrower LP,
Initial Dollar Term Loan, 1 Month LIBOR + 3.250%
6.365%(c)	10/23/28	975	895,196
Healthcare-Services — 0.1%
Eyecare Partners LLC,
First Lien Initial Term Loan, 3 Month LIBOR + 3.750%
6.000%(c)	02/18/27	186	167,604
Global Medical Response, Inc.,
2020 Term Loan, 1 Month LIBOR + 4.250%
6.814%(c)	10/02/25	1,189	1,022,125
LifePoint Health, Inc.,
First Lien Term B Loan, 1 Month LIBOR + 3.750%
6.871%(c)	11/16/25	170	157,580
Phoenix Guarantor, Inc.,
Tranche B-1 Term Loan, 3 Month LIBOR + 3.250%
5.774%(c)	03/05/26	1,205	1,137,842
Tranche B3 Term Loan, 1 Month LIBOR + 3.500%
6.615%(c)	03/05/26	933	881,624
			3,366,775
Holding Companies-Diversified — 0.0%
First Eagle Holdings, Inc.,
2018 Refinancing Term Loan B, 3 Month LIBOR + 2.500%
6.174%(c)	02/01/27	974	919,047

A37

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Insurance — 0.1%
AmWINS Group, Inc.,
Term Loan, 3 Month LIBOR + 2.250%
4.774%(c)	02/19/28	485	$462,232
Asurion LLC,
New B-7 Term Loan, 1 Month LIBOR + 3.000%
6.115%(c)	11/03/24	790	737,193
New B-8 Term Loan, 1 Month LIBOR + 3.250%
6.365%(c)	12/23/26	603	509,471
New B-9 Term Loan, 1 Month LIBOR + 3.250%
6.365%(c)	07/31/27	467	392,488
Term Loan
—%(p)	11/03/23	218	186,660
			2,288,044
Leisure Time — 0.0%
Alterra Mountain Co.,
2028 Term Loan B, 1 Month LIBOR + 3.500%
6.615%(c)	07/30/28	1,129	1,092,332
Lodging — 0.0%
Caesars Resort Collection LLC,
Term B-1 Loan, 1 Month LIBOR + 3.500%
6.615%(c)	07/21/25	531	523,072
Four Seasons Hotels Ltd. (Canada),
Restated Term Loan, 1 Month LIBOR + 2.000%
5.121%(c)	11/30/23	1	1,151
Station Casinos LLC,
Term B-1 Facility Loan, 1 Month LIBOR + 2.250%
5.370%(c)	02/08/27	865	827,740
			1,351,963
Machinery-Diversified — 0.0%
Ali Group North America Corp.,
Initial Tranche B Term Loan, 1 Month SOFR + 2.000%
5.149%(c)	07/30/29	863	831,078
Media — 0.1%
Charter Communications Operating LLC,
Term Loan B1, 1 Month LIBOR + 1.750%
4.870%(c)	04/30/25	761	746,775
Nexstar Broadcasting, Inc.,
Term B-4 Loan, 1 Month LIBOR + 2.500%
5.615%(c)	09/18/26	640	630,397
Virgin Media Bristol LLC,
N Facility, 1 Month LIBOR + 2.500%
5.318%(c)	01/31/28	2,370	2,257,374
Ziggo Financing Partnership (Netherlands),
Term Loan I, 1 Month LIBOR + 2.500%
5.318%(c)	04/30/28	1,005	955,589
			4,590,135
Pharmaceuticals — 0.0%
Gainwell Acquisition Corp.,
Term B Loan, 3 Month LIBOR + 4.000%
6.250%(c)	10/01/27	981	932,441
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and other Loans (continued)
Pharmaceuticals (cont’d.)
Horizon Therapeutics USA, Inc.,
Incremental Term B-2 Loan, 1 Month LIBOR + 1.750%
4.875%(c)	03/15/28	364	$348,927
			1,281,368
Retail — 0.1%
Academy Ltd.,
Refinancing Term Loan, 1 Month LIBOR + 3.750%
6.314%(c)	11/05/27	812	792,933
Harbor Freight Tools USA, Inc.,
2021 Refinancing Loans, 1 Month LIBOR + 2.750%
5.865%(c)	10/19/27	1,093	986,921
			1,779,854
Software — 0.1%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.500%
6.576%(c)	02/15/29	1,186	1,059,908
Term Loan
—%(p)	02/15/29	201	180,096
Cloudera, Inc.,
Initial Term Loan, 1 Month LIBOR + 3.750%
6.865%(c)	10/08/28	697	614,661
Dcert Buyer, Inc.,
First Lien Initial Term Loan, 3 Month LIBOR + 4.000%
6.903%(c)	10/16/26	982	934,336
Michaels Cos., Inc.,
Term Loan
—%(p)	08/07/23^	876	656,634
			3,445,635
Transportation — 0.1%
Genesee & Wyoming, Inc.,
Initial Term Loan, 3 Month LIBOR + 2.000%
5.674%(c)	12/30/26	982	954,732
XPO Logistics, Inc.,
Refinancing Term Loan, 1 Month LIBOR + 1.750%
4.383%(c)	02/24/25	1,070	1,039,906
			1,994,638

Total Floating Rate and other Loans (cost $50,775,469)			47,697,232
Municipal Bonds — 0.7%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	135	126,958
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	515	501,918
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,015	1,156,236

A38

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
California (cont’d.)
Revenue Bonds, BABs, Series S1
7.043%	04/01/50	950	$1,168,533
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
5.716%	07/01/39	310	319,976
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,015	1,078,816
Los Angeles Unified School District,
General Obligation Unlimited, Taxable, BABs
5.750%	07/01/34	405	413,625
State of California,
General Obligation Unlimited, Taxable
4.600%	04/01/38	1,665	1,549,306
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	970	1,143,355
University of California,
Taxable, Revenue Bonds, Series AQ
4.767%	05/15/2115	119	98,264
			6,928,111
Illinois — 0.1%
State of Illinois,
General Obligation Unlimited, Series D
5.000%	11/01/22	1,470	1,471,407
General Obligation Unlimited, Taxable
5.100%	06/01/33	1,235	1,173,966
			2,645,373
Maryland — 0.0%
Maryland State Transportation Authority,
Revenue Bonds, BABs
5.888%	07/01/43	455	484,685
Massachusetts — 0.1%
Commonwealth of Massachusetts,
Taxable, Revenue Bonds, Series B
4.110%	07/15/31	2,910	2,781,256
Missouri — 0.0%
Curators of the University of Missouri (The),
Revenue Bonds, BABs
5.792%	11/01/41	85	88,651
New Jersey — 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	366	433,126
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	438	533,156
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H
5.665%	05/01/40	400	408,092
			1,374,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
New York — 0.1%
New York City Municipal Water Finance Authority,
Taxable, Revenue Bonds, BABs
5.882%	06/15/44	530	$574,750
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	270	274,784
New York State Dormitory Authority,
Taxable, Revenue Bonds, BABs, Series H
5.389%	03/15/40	100	101,163
New York Transportation Development Corp.,
Taxable, Revenue Bonds
4.248%	09/01/35	3,070	2,873,394
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds, Series 174
4.458%	10/01/62	400	345,638
Taxable, Revenue Bonds
4.960%	08/01/46	515	490,867
5.647%	11/01/40	185	188,843
			4,849,439
North Carolina — 0.0%
North Carolina State Education Assistance Authority,
Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
3.583%(c)	07/25/36	1,052	1,032,665
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.800%	06/01/2111	865	732,268
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	103	108,939
Revenue Bonds, BABs, Series B
5.511%	12/01/45	270	274,235
			383,174
Texas — 0.1%
City of San Antonio Electric & Gas Systems Revenue,
Revenue Bonds, BABs
5.808%	02/01/41	305	317,017
Taxable, Revenue Bonds
4.427%	02/01/42	265	245,194
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds, Series A
4.507%	11/01/51	980	854,019
State of Texas,
General Obligation Unlimited, Taxable, BABs
5.517%	04/01/39	400	417,908
			1,834,138

A39

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Virginia — 0.1%
University of Virginia,
Taxable, Revenue Bonds, Series A
3.227%	09/01/2119	2,915	$1,709,489

Total Municipal Bonds (cost $29,511,959)			25,472,499
Residential Mortgage-Backed Securities — 4.5%
Ajax Mortgage Loan Trust,
Series 2018-A, Class B, 144A
0.000%	04/25/58	13	12,784
Series 2018-D, Class B, 144A
0.000%(cc)	08/25/58	4	2,858
Series 2021-E, Class M1, 144A
2.940%(cc)	12/25/60	146	112,298
Angel Oak Mortgage Trust,
Series 2020-02, Class A1A, 144A
2.531%(cc)	01/26/65	4,094	3,785,683
Banc of America Funding Corp.,
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
3.214%(c)	02/27/37	38	37,636
Banc of America Funding Trust,
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)
5.066%(c)	09/26/45	9	9,017
Bear Stearns ALT-A Trust,
Series 2004-11, Class 1M1, 1 Month LIBOR + 0.900% (Cap 11.500%, Floor 0.900%)
3.984%(c)	11/25/34	2,586	2,532,880
Bellemeade Re Ltd.,
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
4.534%(c)	04/25/29	7	6,876
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)
4.684%(c)	07/25/29	139	139,015
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
5.084%(c)	10/25/29	23	23,487
Series 2020-02A, Class M1C, 144A, 1 Month LIBOR + 4.000% (Cap N/A, Floor 4.000%)
7.084%(c)	08/26/30	69	69,516
Series 2020-03A, Class M1B, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	10/25/30	167	167,448
Series 2020-03A, Class M1C, 144A, 1 Month LIBOR + 3.700% (Cap N/A, Floor 3.700%)
6.784%(c)	10/25/30	395	397,517
Series 2020-04A, Class M2B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
6.684%(c)	06/25/30	209	208,771
BRAVO Residential Funding Trust,
Series 2022-NQM02, Class A1, 144A
4.272%(cc)	11/25/61	1,083	1,042,933
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
BVRT Financing Trust,
Series 2021-04, Class F, 144A, 1 Month SOFR + 2.000%
4.285%(c)	09/12/26^	925	$920,406
CIM Trust,
Series 2022-R03, Class A1, 144A
4.500%(cc)	03/25/62	4,890	4,717,852
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A
3.339%(cc)	09/25/47	147	133,291
Series 2022-A, Class A1, 144A
6.170%	09/25/62	697	683,108
COLT Mortgage Loan Trust,
Series 2021-04, Class A1, 144A
1.397%(cc)	10/25/66	4,511	3,693,749
Series 2022-04, Class A1, 144A
4.301%(cc)	03/25/67	749	716,789
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)
5.234%(c)	09/25/31	91	90,260
Series 2022-R08, Class 1M1, 144A, 30 Day Average SOFR + 2.550% (Cap N/A, Floor 2.550%)
4.855%(c)	07/25/42	629	626,269
Credit Suisse Mortgage Trust,
Series 2018-J01, Class A2, 144A
3.500%(cc)	02/25/48	3,242	2,852,752
Series 2020-RPL05, Class A1, 144A
3.023%(cc)	08/25/60	189	180,615
Series 2020-RPL4, Class A1, 144A
2.000%(cc)	01/25/60	1,344	1,195,919
Series 2022-07R, Class A1
4.900%	10/25/66	1,282	1,269,372
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust,
Series 2006-PR01, Class 5AS4, IO, 144A
4.972%(cc)	04/15/36	18,824	2,323,130
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
4.884%(c)	04/25/29	225	223,589
Series 2021-01, Class M1B, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 2.150%)
4.431%(c)	10/25/33	369	368,355
Series 2021-01, Class M1C, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)
4.981%(c)	10/25/33	583	579,231
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
3.831%(c)	04/25/34	4,340	4,307,014
Fannie Mae Interest Strips,
Series 409, Class C01, IO
3.000%	11/25/26	447	17,489
Series 409, Class C02, IO
3.000%	04/25/27	551	25,003
Series 409, Class C13, IO
3.500%	11/25/41	355	55,596

A40

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 409, Class C22, IO
4.500%	11/25/39	321	$65,464
Fannie Mae REMIC,
Series 2004-038, Class FK, 1 Month LIBOR + 0.350% (Cap 8.000%, Floor 0.350%)
3.434%(c)	05/25/34	102	101,382
Series 2010-027, Class AS, IO, 1 Month LIBOR + 6.480% (Cap 6.480%, Floor 0.000%)
3.396%(c)	04/25/40	270	26,693
Series 2011-099, Class KS, IO, 1 Month LIBOR + 6.700% (Cap 6.700%, Floor 0.000%)
3.616%(c)	10/25/26	292	6,156
Series 2011-142, Class PE
3.500%	01/25/42	1,822	1,673,123
Series 2011-98, Class ZL
3.500%	10/25/41	2,091	1,971,865
Series 2012-028, Class B
6.500%	06/25/39	26	26,217
Series 2012-046, Class BA
6.000%	05/25/42	233	243,375
Series 2012-051, Class B
7.000%	05/25/42	96	103,426
Series 2012-074, Class OA, PO
0.298%(s)	03/25/42	45	39,332
Series 2012-074, Class SA, IO, 1 Month LIBOR + 6.650% (Cap 6.650%, Floor 0.000%)
3.566%(c)	03/25/42	292	19,828
Series 2012-075, Class AO, PO
0.298%(s)	03/25/42	67	58,760
Series 2012-075, Class NS, IO, 1 Month LIBOR + 6.600% (Cap 6.600%, Floor 0.000%)
3.516%(c)	07/25/42	28	2,900
Series 2012-133, Class CS, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.066%(c)	12/25/42	157	16,422
Series 2012-134, Class MS, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.066%(c)	12/25/42	164	15,562
Series 2013-009, Class BC
6.500%	07/25/42	319	339,138
Series 2013-009, Class CB
5.500%	04/25/42	832	850,328
Series 2013-026, Class HI, IO
3.000%	04/25/32	159	3,949
Series 2013-126, Class CS, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.066%(c)	09/25/41	771	45,128
Series 2013-15, Class ZV
3.000%	03/25/43	1,569	1,403,702
Series 2013-36, Class Z
3.000%	04/25/43	1,766	1,588,756
Series 2013-45, Class LZ
3.000%	05/25/43	1,866	1,667,289
Series 2014-59, Class ZA
3.000%	09/25/44	1,370	1,209,032
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2014-70, Class VZ
3.000%	11/25/44	1,921	$1,706,747
Series 2014-95, Class ZC
3.000%	01/25/45	1,702	1,486,575
Series 2015-055, Class IO, IO
0.000%(cc)	08/25/55	754	23,661
Series 2015-056, Class AS, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.066%(c)	08/25/45	222	24,728
Series 2015-65, Class CZ
3.500%	09/25/45	256	220,628
Series 2016-03, Class IN, IO
6.000%	02/25/46	2,391	459,477
Series 2016-03, Class MI, IO
5.500%	02/25/46	3,115	536,765
Series 2016-43, Class GZ
3.000%	07/25/46	1,612	1,378,476
Series 2017-22, Class BZ
3.500%	04/25/47	2,202	1,994,741
Series 2020-047, Class GZ
2.000%	07/25/50	750	448,451
Series 2020-24, Class SP, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
2.966%(c)	04/25/50	592	66,544
Series 2020-35, Class AI, IO
3.000%	06/25/50	3,848	588,616
Series 2020-56, Class AQ
2.000%	08/25/50	800	631,896
Series 2020-64, Class AI, IO
5.000%	09/25/50	2,901	554,795
Series 2020-74, Class HI, IO
5.500%	10/25/50	2,972	626,458
Series 2020-85, Class PI, IO
3.000%	12/25/50	3,839	602,452
Series 2020-96, Class IN, IO
3.000%	01/25/51	1,172	194,206
Series 2021-03, Class JI, IO
2.500%	02/25/51	1,635	218,458
Series 2021-03, Class NI, IO
2.500%	02/25/51	4,143	584,933
Series 2022-03, Class PI, IO
3.000%	01/25/52	3,487	519,996
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
6.281%(c)	11/25/50	435	396,274
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA01, Class B1, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
5.384%(c)	01/25/50	2,143	1,962,381
Series 2020-DNA03, Class B1, 144A, 1 Month LIBOR + 5.100% (Cap N/A, Floor 0.000%)
8.184%(c)	06/25/50	99	100,130
Series 2020-DNA04, Class B1, 144A, 1 Month LIBOR + 6.000% (Cap N/A, Floor 0.000%)
9.084%(c)	08/25/50	848	876,083

A41

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-DNA04, Class M2, 144A, 1 Month LIBOR + 3.750% (Cap N/A, Floor 0.000%)
6.834%(c)	08/25/50	72	$71,692
Series 2020-DNA05, Class B1, 144A, 30 Day Average SOFR + 4.800% (Cap N/A, Floor 0.000%)
7.081%(c)	10/25/50	364	366,424
Series 2020-DNA05, Class M2, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
5.081%(c)	10/25/50	119	118,487
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
6.684%(c)	07/25/50	26	25,633
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
8.334%(c)	09/25/50	173	171,920
Series 2020-HQA04, Class M2, 144A, 1 Month LIBOR + 3.150% (Cap N/A, Floor 0.000%)
6.234%(c)	09/25/50	5	5,221
Series 2021-DNA01, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
4.081%(c)	01/25/51	1,806	1,725,613
Series 2021-DNA03, Class B1, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)
5.781%(c)	10/25/33	577	531,338
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42	1,650	1,557,185
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
4.435%(c)	09/25/42	2,100	2,087,138
Freddie Mac Reference REMIC,
Series R007, Class ZA
6.000%	05/15/36	437	451,283
Freddie Mac REMIC,
Series 2957, Class ZA
5.000%	03/15/35	887	888,468
Series 3242, Class SC, IO, 1 Month LIBOR + 6.290% (Cap 6.290%, Floor 0.000%)
3.472%(c)	11/15/36	189	15,310
Series 3368, Class AI, IO, 1 Month LIBOR + 6.030% (Cap 6.030%, Floor 0.000%)
3.212%(c)	09/15/37	316	23,679
Series 3621, Class SB, IO, 1 Month LIBOR + 6.230% (Cap 6.230%, Floor 0.000%)
3.412%(c)	01/15/40	87	8,405
Series 3639, Class EY
5.000%	02/15/30	303	301,343
Series 3768, Class MB
4.000%	12/15/39	107	107,138
Series 3947, Class SG, IO, 1 Month LIBOR + 5.950% (Cap 5.950%, Floor 0.000%)
3.132%(c)	10/15/41	620	53,505
Series 3967, Class ZP
4.000%	09/15/41	1,235	1,187,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4054, Class SA, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.232%(c)	08/15/39	288	$23,274
Series 4119, Class IN, IO
3.500%	10/15/32	313	32,300
Series 4146, Class DI, IO
3.000%	12/15/31	980	56,057
Series 4194, Class BI, IO
3.500%	04/15/43	317	50,822
Series 4199, Class BZ
3.500%	05/15/43	1,199	1,086,884
Series 4210, Class Z
3.000%	05/15/43	484	390,354
Series 4239, Class IO, IO
3.500%	06/15/27	807	38,721
Series 4357, Class MZ
3.000%	10/15/42	1,725	1,525,166
Series 4358, Class Z
3.000%	06/15/44	3,025	2,640,864
Series 4415, Class IO, IO
0.180%(cc)	04/15/41	500	18,687
Series 4430, Class NZ
3.000%	01/15/45	3,762	3,275,204
Series 4447, Class Z
3.000%	03/15/45	1,955	1,711,084
Series 4493, Class ZG
3.000%	07/15/45	899	783,812
Series 4504, Class DZ
3.500%	08/15/45	2,822	2,585,571
Series 4518, Class CZ
3.500%	10/15/45	414	375,777
Series 4533, Class CI, IO
5.500%	04/15/40	1,555	298,671
Series 4640, Class CZ
3.500%	12/15/46	1,734	1,612,198
Series 4813, Class CJ
3.000%	08/15/48	233	210,159
Series 5010, Class IK, IO
2.500%	09/25/50	601	89,301
Series 5018, Class MI, IO
2.000%	10/25/50	1,193	163,430
Series 5021, Class SB, IO, 30 Day Average SOFR + 3.550% (Cap 3.550%, Floor 0.000%)
1.269%(c)	10/25/50	1,984	75,763
Series 5023, Class IO, IO
2.000%	10/25/50	921	107,814
Series 5040, Class IB, IO
2.500%	11/25/50	414	61,344
Series 5071, Class IH, IO
2.500%	02/25/51	718	94,237
Series 5085, Class NI, IO
2.000%	03/25/51	3,069	364,868
Series 5170, Class DP
2.000%	07/25/50	3,071	2,611,947

A42

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 5222, Class SA, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.219%(c)	05/25/52	591	$12,248
Series 5224, Class HL
4.000%	04/25/52	200	182,142
Series 5230, Class PE
2.000%	12/25/51	100	78,337
Freddie Mac Strips,
Series 283, Class IO, IO
3.500%	10/15/27	240	11,941
Series 375, Class C1, IO
2.500%	01/25/51	3,997	597,358
Government National Mortgage Assoc.,
Series 2010-042, Class BS, IO, 1 Month LIBOR + 6.480% (Cap 6.480%, Floor 0.000%)
3.466%(c)	04/20/40	63	6,694
Series 2010-085, Class HS, IO, 1 Month LIBOR + 6.650% (Cap 6.650%, Floor 0.000%)
3.636%(c)	01/20/40	26	440
Series 2010-H26, Class LF, 1 Month LIBOR + 0.350% (Cap 13.898%, Floor 0.350%)
2.707%(c)	08/20/58	176	174,404
Series 2012-034, Class SA, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)
3.036%(c)	03/20/42	604	63,219
Series 2012-043, Class SN, IO, 1 Month LIBOR + 6.600% (Cap 6.600%, Floor 0.000%)
3.661%(c)	04/16/42	300	36,963
Series 2012-098, Class SA, IO, 1 Month LIBOR + 6.100% (Cap 6.100%, Floor 0.000%)
3.161%(c)	08/16/42	252	24,627
Series 2012-124, Class AS, IO, 1 Month LIBOR + 6.200% (Cap 6.200%, Floor 0.000%)
3.261%(c)	10/16/42	408	40,478
Series 2013-069, Class AI, IO
3.500%	05/20/43	314	50,580
Series 2014-005, Class SP, IO, 1 Month LIBOR + 6.150% (Cap 6.150%, Floor 0.000%)
3.211%(c)	06/16/43	247	9,410
Series 2014-12, Class ZB
3.000%	01/16/44	2,148	1,964,522
Series 2014-46, Class IO, IO
5.000%	03/16/44	3,179	509,372
Series 2016-37, Class IO, IO
5.000%	01/16/43	2,994	522,479
Series 2018-037, Class QA
2.750%	03/20/48	236	215,151
Series 2018-H06, Class PF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
2.657%(c)	02/20/68	307	304,054
Series 2018-H08, Class KF, 1 Month LIBOR + 0.300% (Cap 11.000%, Floor 0.300%)
2.657%(c)	05/20/68	254	250,993
Series 2020-047, Class NI, IO
3.500%	04/20/50	415	64,260
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-123, Class IL, IO
2.500%	08/20/50	465	$67,448
Series 2020-127, Class IN, IO
2.500%	08/20/50	650	95,157
Series 2020-129, Class IE, IO
2.500%	09/20/50	578	85,604
Series 2020-160, Class IH, IO
2.500%	10/20/50	471	69,690
Series 2020-160, Class VI, IO
2.500%	10/20/50	570	84,301
Series 2020-175, Class GI, IO
2.000%	11/20/50	490	52,135
Series 2021-115, Class MI, IO
2.500%	05/20/51	1,258	143,143
Series 2021-165, Class ST, IO, 1 Month LIBOR + 3.360% (Cap 0.020%, Floor 0.000%)
0.020%(c)	01/20/50	337	112
Series 2021-176, Class IN, IO
2.500%	10/20/51	1,683	229,100
Series 2021-177, Class SB, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	10/20/51	1,524	31,045
Series 2021-205, Class DS, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	11/20/51	2,361	48,153
Series 2021-57, Class BI, IO
3.000%	03/20/51	2,195	323,035
Series 2021-96, Class VI, IO
2.500%	06/20/51	1,497	223,808
Series 2021-H03, Class IO, IO
2.125%(cc)	04/20/70	5,460	40,987
Series 2022-126, Class CS, IO, 30 Day Average SOFR + 3.760% (Cap 3.760%, Floor 0.000%)
1.476%(c)	07/20/52	3,168	43,340
Series 2022-139, Class AL
4.000%	07/20/51	900	814,869
Series 2022-148, Class DS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	08/20/52	2,469	36,339
Series 2022-46, Class S, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	1,291	25,145
Series 2022-51, Class SC, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	2,806	49,995
Series 2022-63, Class LM
3.500%	10/20/50	100	85,456
Series 2022-66, Class SB, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	952	21,244
Series 2022-68, Class SP, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	743	15,644
Series 2022-78, Class MS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	04/20/52	2,438	42,360

A43

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-78, Class SB, IO, 30 Day Average SOFR + 3.750% (Cap 3.750%, Floor 0.000%)
1.466%(c)	04/20/52	3,502	$72,473
Series 2022-93, Class GS, IO, 30 Day Average SOFR + 3.650% (Cap 3.650%, Floor 0.000%)
1.366%(c)	05/20/52	529	9,352
GS Mortgage-Backed Securities Corp. Trust,
Series 2020-PJ04, Class A2, 144A
3.000%(cc)	01/25/51	291	243,131
GS Mortgage-Backed Securities Trust,
Series 2019-SL01, Class A1, 144A
2.625%(cc)	01/25/59	257	256,144
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
3.224%(c)	10/26/36	258	254,556
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
4.734%(c)	05/25/29	114	113,569
Series 2020-01, Class M1C, 144A, 1 Month LIBOR + 4.150% (Cap N/A, Floor 4.150%)
7.234%(c)	10/25/30	407	407,592
Imperial Fund Mortgage Trust,
Series 2022-NQM02, Class A1, 144A
3.638%	03/25/67	4,994	4,485,616
JPMorgan Mortgage Trust,
Series 2018-05, Class A1, 144A
3.500%(cc)	10/25/48	1,207	1,075,409
Series 2020-07, Class A3, 144A
3.000%(cc)	01/25/51	221	184,628
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A
3.858%(cc)	09/25/59	2,452	2,444,876
Series 2020-GS05, Class A1, 144A
3.250%	06/25/60	2,296	2,238,212
Series 2020-SL01, Class A, 144A
2.734%	01/25/60	360	349,659
Mill City Mortgage Loan Trust,
Series 2019-GS01, Class M2, 144A
3.250%(cc)	07/25/59	4,425	3,835,548
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	155	142,965
Series 2018-RPL01, Class M2, 144A
3.500%(cc)	12/25/57	2,303	1,925,115
Series 2019-02A, Class A1, 144A
4.250%(cc)	12/25/57	160	153,100
Series 2019-03A, Class A1A, 144A
3.750%(cc)	11/25/58	2,288	2,148,765
Series 2019-06A, Class B1, 144A
4.000%(cc)	09/25/59	1,960	1,762,072
Series 2019-06A, Class B2, 144A
4.250%(cc)	09/25/59	1,960	1,757,217
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	729	679,300
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Nomura Asset Acceptance Corp. Alternative Loan Trust,
Series 2005-AR01, Class M1, 1 Month LIBOR + 1.070% (Cap 11.000%, Floor 1.070%)
4.154%(c)	02/25/35		917	$904,955
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
4.634%(c)	07/25/28		94	93,860
Oaktown Re V Ltd.,
Series 2020-02A, Class M1B, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 3.600%)
6.684%(c)	10/25/30		106	106,201
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
3.734%(c)	06/25/57		126	122,267
Series 2018-EXP01, Class 1A3, 144A
4.000%(cc)	04/25/48		195	179,598
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 2.750%)
5.863%(c)	05/27/23		2,415	2,317,451
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)
6.928%(c)	12/25/22		1,216	1,179,481
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
5.984%(c)	02/27/24		3,217	3,147,403
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
5.934%(c)	02/25/23		308	305,746
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
5.734%(c)	08/25/25		378	370,365
PRPM LLC,
Series 2020-04, Class A1, 144A
2.951%(cc)	10/25/25		747	718,012
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
4.484%(c)	03/25/28		19	19,233
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)
5.784%(c)	03/25/28		260	258,004
Retiro Mortgage Securities DAC (Spain),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap 5.000%, Floor 0.000%)
2.238%(c)	07/30/75	EUR	771	741,507
SACO I Trust,
Series 2007-VA01, Class A, 144A
3.487%(cc)	06/25/21		31	25,288
Seasoned Credit Risk Transfer Trust,
Series 2017-03, Class M2, 144A
4.750%(cc)	07/25/56		4,485	4,034,152

A44

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-01, Class M, 144A
4.250%	09/25/60	1,433	$1,238,066
Sequoia Mortgage Trust,
Series 2017-CH01, Class A1, 144A
4.000%(cc)	08/25/47	36	33,972
Series 2018-CH01, Class A1, 144A
4.000%(cc)	03/25/48	112	104,104
Series 2018-CH03, Class A2, 144A
4.000%(cc)	08/25/48	84	82,755
Starwood Mortgage Residential Trust,
Series 2020-INV01, Class A1, 144A
1.027%(cc)	11/25/55	206	191,314
Towd Point Mortgage Trust,
Series 2015-04, Class M2, 144A
3.750%(cc)	04/25/55	1,145	1,128,048
Series 2016-02, Class M2, 144A
3.000%(cc)	08/25/55	1,080	988,786
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	4,591	4,411,047
Series 2018-03, Class A1, 144A
3.750%(cc)	05/25/58	1,053	1,010,487
Series 2019-01, Class A1, 144A
3.692%(cc)	03/25/58	4,849	4,563,314
Series 2019-04, Class B1B, 144A
3.500%(cc)	10/25/59	3,631	2,699,894
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	10/25/59	197	193,862
Series 2022-04, Class A1, 144A
3.750%(cc)	09/25/62	6,406	5,981,032
Verus Securitization Trust,
Series 2020-01, Class A1, 144A
2.417%	01/25/60	1,057	1,020,409
Series 2021-05, Class A1, 144A
1.013%(cc)	09/25/66	4,797	3,999,381
Series 2021-07, Class A1, 144A
1.829%(cc)	10/25/66	3,058	2,588,099
Wells Fargo Mortgage Backed Securities Trust,
Series 2020-RR01, Class A1, 144A
3.000%(cc)	05/25/50	126	106,366

Total Residential Mortgage-Backed Securities (cost $182,599,952)			168,342,759
Sovereign Bonds — 2.8%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.500%	10/11/22	570	569,544
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30	942	188,482
1.000%	07/09/29	151	28,977
1.500%(cc)	07/09/35	1,363	247,457
3.500%(cc)	07/09/41	638	135,859
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bahamas Government International Bond (Bahamas),
Sr. Unsec’d. Notes, 144A
6.950%	11/20/29		441	$245,389
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
2.375%	08/20/30		3,520	2,790,260
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		427	338,478
3.717%	01/25/27		865	804,072
5.000%	07/15/32		200	187,912
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		579	559,929
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.750%	01/14/50		2,245	1,537,544
5.000%	01/27/45		1,563	1,144,214
5.625%	02/21/47		809	622,323
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
1.375%	09/23/50	EUR	186	91,691
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.500%	01/31/34		2,200	1,795,467
China Government Bond (China),
Sr. Unsec’d. Notes
3.310%	11/30/25	CNH	7,000	1,001,247
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.250%	04/22/32(a)		650	437,450
4.125%	02/22/42		662	374,030
5.625%	02/26/44(a)		551	363,660
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes, 144A
5.950%	01/25/27		328	304,179
6.000%	07/19/28		396	357,712
Finance Department Government of Sharjah (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.625%	03/10/33		3,205	2,465,446
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A
5.250%	06/16/29		2,420	2,182,235
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	398	332,233
1.450%	09/18/26	EUR	286	248,901
3.375%	07/30/25	EUR	353	338,887
4.350%	01/11/48		1,293	1,024,845
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45		245	213,177
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,052	980,300
Indonesia Treasury Bond (Indonesia),
Bonds, Series 087
6.500%	02/15/31	IDR	216,922,000	13,461,914

A45

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		410	$363,491
Mexican Bonos (Mexico),
Bonds, Series M
8.000%	11/07/47	MXN	327,730	13,737,948
Sr. Unsec’d. Notes, Series M
7.750%	11/13/42	MXN	160,634	6,639,075
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.500%	02/12/34		340	257,890
4.280%	08/14/41		2,725	1,980,394
4.600%	02/10/48		1,106	805,514
4.875%	05/19/33		3,150	2,768,850
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		320	246,560
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44		6,416	4,911,448
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		264	170,610
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27(a)		230	164,737
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.870%	07/23/60		4,190	2,480,480
4.500%	04/16/50		3,860	2,668,949
4.500%	04/01/56		3,111	2,084,953
6.700%	01/26/36(a)		328	321,091
Sr. Unsub. Notes
2.252%	09/29/32		1,206	843,672
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes, 144A
3.849%	06/28/33(a)		640	500,120
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		499	395,083
4.125%	08/25/27		416	392,938
5.625%	11/18/50		405	380,270
Province of Quebec (Canada),
Unsec’d. Notes, Series A, MTN
7.140%	02/27/26		330	352,790
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
4.817%	03/14/49		219	202,027
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,218	1,317,432
Sr. Unsec’d. Notes, MTN
5.375%	06/15/33		3,507	3,317,449
Republic of Kenya Government International Bond (Kenya),
Sr. Unsec’d. Notes
6.875%	06/24/24		220	185,900
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34(a)		912	558,600
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
3.000%	02/14/31		4,590	$3,252,589
Sr. Unsec’d. Notes, 144A
3.000%	02/14/31		224	158,732
Sr. Unsec’d. Notes, 144A, MTN
2.375%	04/19/27	EUR	295	244,446
Sr. Unsec’d. Notes, EMTN
3.875%	10/29/35	EUR	67	44,992
4.375%	08/22/23		312	309,718
Unsec’d. Notes, 144A
3.000%	02/27/27		2,906	2,447,942
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6207
8.150%	02/03/27(d)	RUB	223,044	1,167,091
Bonds, Series 6212
7.050%	01/19/28(d)	RUB	288,891	1,511,639
Bonds, Series 6215
7.000%	08/16/23(d)	RUB	226,614	1,185,771
Bonds, Series 6219
7.750%	09/16/26(d)	RUB	38,784	202,940
Bonds, Series 6224
6.900%	05/23/29(d)	RUB	742,200	3,883,605
Bonds, Series 6225
7.250%	05/10/34(d)	RUB	21,276	111,328
Bonds, Series 6228
7.650%	04/10/30(d)	RUB	356,418	1,864,978
Bonds, Series 6230
7.700%	03/16/39(d)	RUB	511,730	2,677,657
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	622	403,397
3.125%	05/15/27	EUR	1,386	1,105,357
State of Israel (Israel),
Sr. Unsec’d. Notes
3.375%	01/15/50		240	177,120
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		534	475,193
5.100%	06/18/50(a)		483	439,399

Total Sovereign Bonds (cost $153,488,008)				105,085,979
U.S. Government Agency Obligations — 31.3%
Federal Home Loan Mortgage Corp.
1.500%	10/01/41		520	415,477
1.500%	11/01/41		151	120,441
2.000%	08/01/40		2,301	1,927,870
2.000%	12/01/40		346	289,978
2.000%	05/01/41		2,045	1,713,038
2.000%	09/01/41		1,455	1,217,720
2.000%	12/01/41		471	394,514
2.000%	12/01/41		2,349	1,966,237
2.000%	01/01/42		192	160,655
2.000%	02/01/42		957	800,198
2.000%	10/01/50		996	811,569
2.000%	10/01/50		1,994	1,624,419

A46

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	11/01/50	1,114	$908,647
2.000%	12/01/50	948	772,039
2.000%	12/01/50	1,348	1,098,327
2.000%	12/01/50	3,713	3,024,405
2.000%	01/01/51	1,786	1,453,837
2.000%	01/01/51	3,817	3,108,270
2.000%	02/01/51	114	92,881
2.000%	02/01/51	134	110,011
2.000%	02/01/51	751	611,947
2.000%	03/01/51	45	37,158
2.000%	03/01/51	62	50,417
2.000%	03/01/51	143	116,747
2.000%	03/01/51	274	223,516
2.000%	03/01/51	295	241,522
2.000%	03/01/51	306	249,801
2.000%	03/01/51	325	264,820
2.000%	03/01/51	347	282,887
2.000%	03/01/51	399	325,503
2.000%	03/01/51	437	355,939
2.000%	03/01/51	1,836	1,494,928
2.000%	03/01/51	4,327	3,522,552
2.000%	04/01/51	147	120,315
2.000%	04/01/51	267	218,353
2.000%	04/01/51	345	282,190
2.000%	04/01/51	409	332,680
2.000%	04/01/51	829	674,429
2.000%	04/01/51	1,473	1,198,924
2.000%	04/01/51	1,513	1,231,294
2.000%	04/01/51	2,596	2,112,157
2.000%	04/01/51	3,378	2,747,803
2.000%	05/01/51	1,865	1,522,048
2.000%	08/01/51	660	536,887
2.000%	09/01/51	184	150,095
2.000%	09/01/51	188	152,611
2.000%	10/01/51	2,124	1,725,488
2.000%	11/01/51	381	309,803
2.000%	11/01/51	461	374,852
2.000%	11/01/51	676	549,568
2.000%	02/01/52	97	78,624
2.000%	03/01/52	1,557	1,263,673
2.000%	03/01/52	7,838	6,358,862
2.000%	04/01/52	3,187	2,593,609
2.000%	04/01/52	53,296	43,242,836
2.500%	11/01/27	825	792,532
2.500%	02/01/30	94	86,892
2.500%	04/01/30	90	84,022
2.500%	05/01/30	166	153,824
2.500%	07/01/30	13	11,754
2.500%	07/01/30	14	13,063
2.500%	07/01/30	47	43,376
2.500%	07/01/30	51	47,037
2.500%	08/01/30	150	139,417
2.500%	08/01/30	176	163,112
2.500%	09/01/30	137	127,009
2.500%	09/01/30	413	384,101
2.500%	04/01/31	350	325,186
2.500%	04/01/41	188	161,979
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	04/01/42	98	$83,729
2.500%	06/01/50	1,191	1,006,312
2.500%	07/01/50	4,493	3,796,601
2.500%	09/01/50	7,698	6,505,206
2.500%	11/01/50	182	154,441
2.500%	11/01/50	278	235,769
2.500%	12/01/50	158	133,809
2.500%	12/01/50	1,877	1,597,143
2.500%	01/01/51	62	52,229
2.500%	01/01/51	71	60,106
2.500%	01/01/51	166	140,554
2.500%	03/01/51	314	268,593
2.500%	03/01/51	6,267	5,295,493
2.500%	04/01/51	14,290	12,065,941
2.500%	05/01/51	172	147,370
2.500%	05/01/51	537	453,127
2.500%	05/01/51	723	612,272
2.500%	05/01/51	817	691,384
2.500%	07/01/51	98	80,010
2.500%	07/01/51	178	151,143
2.500%	07/01/51	367	310,666
2.500%	07/01/51	620	522,772
2.500%	07/01/51	1,348	1,143,515
2.500%	08/01/51	90	76,248
2.500%	08/01/51	273	230,842
2.500%	08/01/51	370	312,867
2.500%	08/01/51	370	313,159
2.500%	08/01/51	647	544,862
2.500%	08/01/51	1,288	1,089,857
2.500%	09/01/51	534	451,586
2.500%	09/01/51	940	792,037
2.500%	10/01/51	1,117	941,539
2.500%	11/01/51	4,402	3,725,559
2.500%	12/01/51	982	826,508
2.500%	01/01/52	92	77,795
2.500%	01/01/52	388	327,502
2.500%	01/01/52	463	395,329
2.500%	01/01/52	1,147	969,893
2.500%	02/01/52	98	83,060
2.500%	02/01/52	672	568,211
2.500%	03/01/52	195	164,791
2.500%	03/01/52	648	545,762
2.500%	04/01/52	810	682,239
2.500%	04/01/52	995	838,266
2.500%	05/01/52	5,974	5,017,989
2.500%	06/01/52	499	419,316
3.000%	01/01/30	60	57,168
3.000%	01/01/30	75	70,960
3.000%	02/01/30	373	354,655
3.000%	06/01/30	246	233,011
3.000%	07/01/30	35	33,179
3.000%	07/01/30	204	192,255
3.000%	08/01/30	37	35,286
3.000%	08/01/30	54	51,399
3.000%	09/01/32	31	29,346
3.000%	10/01/32	5	5,111
3.000%	10/01/32	19	17,878

A47

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	11/01/32	8	$7,174
3.000%	12/01/32	6	5,225
3.000%	09/01/37	44	39,978
3.000%	04/01/38	38	34,384
3.000%	06/01/38	707	651,188
3.000%	09/01/46	835	743,100
3.000%	12/01/46	24	21,760
3.000%	12/01/46	76	67,443
3.000%	12/01/46	118	105,235
3.000%	12/01/46	217	192,839
3.000%	01/01/47	584	519,702
3.000%	01/01/47	855	760,059
3.000%	02/01/47	1,683	1,498,646
3.000%	09/01/48	48	42,668
3.000%	09/01/49	1,410	1,254,646
3.000%	11/01/49	306	271,420
3.000%	03/01/50	75	66,348
3.000%	05/01/50	128	113,197
3.000%	07/01/50	797	699,178
3.000%	08/01/50	470	411,914
3.000%	08/01/50	1,419	1,247,169
3.000%	08/01/50	1,839	1,626,757
3.000%	02/01/51	89	78,399
3.000%	09/01/51	2,051	1,799,891
3.000%	10/01/51	383	336,043
3.000%	10/01/51	2,629	2,305,913
3.000%	01/01/52	188	163,824
3.000%	01/01/52	1,012	888,967
3.000%	03/01/52	980	856,287
3.000%	04/01/52	297	259,674
3.000%	05/01/52	1,520	1,326,968
3.000%	06/01/52	181	157,873
3.000%	06/01/52	500	436,035
3.000%	07/01/52	500	436,450
3.000%	09/01/52	500	435,836
3.000%	10/01/52	7,000	6,102,119
3.500%	02/01/31	53	50,438
3.500%	04/01/31	21	20,151
3.500%	04/01/31	333	317,503
3.500%	04/01/32	871	829,220
3.500%	01/01/34	308	288,831
3.500%	05/01/35	1,147	1,082,467
3.500%	01/01/38	96	89,817
3.500%	04/01/42	106	97,517
3.500%	05/01/42	13	11,891
3.500%	08/01/42	53	49,071
3.500%	08/01/42	100	91,502
3.500%	08/01/42	286	262,558
3.500%	09/01/42	77	71,255
3.500%	10/01/42	21	19,158
3.500%	11/01/42	19	17,827
3.500%	02/01/43	1,050	962,983
3.500%	06/01/43	79	72,200
3.500%	06/01/44	71	65,663
3.500%	01/01/45	7,371	6,777,321
3.500%	09/01/45	41	37,836
3.500%	11/01/45	176	162,060
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	03/01/46	1,128	$1,036,258
3.500%	06/01/46	26	23,479
3.500%	09/01/46	88	80,710
3.500%	03/01/47	335	308,929
3.500%	05/01/47	165	150,470
3.500%	10/01/47	293	271,884
3.500%	11/01/47	186	169,920
3.500%	12/01/47	379	351,520
3.500%	01/01/48	62	57,713
3.500%	01/01/48	83	76,355
3.500%	01/01/48	386	353,334
3.500%	02/01/48	434	396,420
3.500%	03/01/48	392	358,820
3.500%	01/01/50	458	418,491
3.500%	05/01/50	736	667,335
3.500%	05/01/52	96	87,223
4.000%	02/01/34	271	263,361
4.000%	02/01/34	324	314,778
4.000%	03/01/34	290	282,502
4.000%	11/01/36	7	6,739
4.000%	06/01/37	89	84,947
4.000%	08/01/40	49	46,378
4.000%	09/01/40	103	98,745
4.000%	09/01/40	289	275,661
4.000%	09/01/40	396	377,632
4.000%	11/01/40	295	281,427
4.000%	12/01/40	221	210,433
4.000%	04/01/41	3	3,283
4.000%	03/01/42	326	309,061
4.000%	10/01/42	646	612,397
4.000%	12/01/42	51	47,767
4.000%	04/01/43	331	313,735
4.000%	05/01/43	54	51,019
4.000%	06/01/43	32	30,351
4.000%	06/01/43	32	30,910
4.000%	06/01/43	34	32,729
4.000%	06/01/43	37	35,306
4.000%	07/01/43	153	145,167
4.000%	07/01/43	172	164,188
4.000%	08/01/43	163	155,808
4.000%	03/01/44	273	259,357
4.000%	04/01/44	105	99,633
4.000%	07/01/44	39	37,486
4.000%	07/01/44	79	74,912
4.000%	01/01/45	133	126,758
4.000%	01/01/45	3,090	2,945,890
4.000%	02/01/45	14	13,449
4.000%	02/01/45	32	29,966
4.000%	09/01/45	225	214,147
4.000%	09/01/45	3,058	2,914,842
4.000%	12/01/45	52	48,572
4.000%	12/01/45	63	59,582
4.000%	07/01/47	594	563,300
4.000%	04/01/48	1,338	1,269,982
4.000%	06/01/48	254	241,459
4.000%	07/01/48	426	402,169
4.000%	11/01/48	66	62,410

A48

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	04/01/49	1,306	$1,232,009
4.000%	05/01/49	60	56,673
4.000%	07/01/49	1,619	1,529,260
4.000%	06/01/50	1,544	1,447,869
4.000%	06/01/52	697	648,316
4.500%	09/01/23	12	11,250
4.500%	08/01/24	8	7,187
4.500%	08/01/39	110	108,070
4.500%	12/01/39	45	43,788
4.500%	07/01/40	16	15,477
4.500%	12/01/40	129	126,794
4.500%	05/01/41	92	89,676
4.500%	05/01/41	103	101,487
4.500%	07/01/41	233	228,269
4.500%	03/01/42	216	212,124
4.500%	05/01/42	188	184,804
4.500%	11/01/43	135	131,886
4.500%	12/01/43	243	238,201
4.500%	12/01/43	440	427,028
4.500%	03/01/44	358	348,820
4.500%	04/01/44	23	22,264
4.500%	04/01/44	25	23,898
4.500%	04/01/44	50	48,298
4.500%	04/01/44	102	98,733
4.500%	04/01/44	133	129,304
4.500%	04/01/44	184	179,330
4.500%	04/01/44	298	291,799
4.500%	04/01/44	356	348,783
4.500%	04/01/44	1,059	1,035,652
4.500%	06/01/44	163	160,222
4.500%	04/01/47	553	537,814
4.500%	05/01/47	197	191,549
4.500%	07/01/47	216	210,102
4.500%	07/01/47	782	759,316
4.500%	08/01/47	51	49,097
4.500%	10/01/47	218	209,246
4.500%	12/01/47	130	125,496
4.500%	02/01/48	79	77,074
4.500%	06/01/48	73	70,940
4.500%	07/01/48	699	680,271
4.500%	08/01/48	561	547,152
4.500%	08/01/48	958	929,742
4.500%	08/01/48	1,012	987,406
4.500%	09/01/48	25	24,615
4.500%	09/01/48	620	600,188
4.500%	03/01/49	1,775	1,745,505
4.500%	04/01/49	314	304,957
4.500%	09/01/50	555	537,064
5.000%	07/01/25	21	20,886
5.000%	06/01/26	35	35,537
5.000%	05/01/36	14	13,954
5.000%	03/01/38	101	101,318
5.000%	06/01/41	42	41,617
5.000%	11/01/41	643	649,145
5.000%	09/01/48	156	154,221
5.000%	10/01/48	88	86,758
5.000%	12/01/48	891	882,061
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	10/01/49	5,518	$5,462,552
5.000%	03/01/50	3,397	3,349,441
5.000%	07/01/50	183	179,654
5.000%	06/01/52	80	77,730
5.000%	07/01/52	1,185	1,160,058
5.500%	02/01/35	26	26,458
5.500%	10/01/36	9	8,987
5.500%	12/01/36	3	3,442
5.500%	12/01/36	5	5,357
5.500%	12/01/36	11	11,516
5.500%	03/01/37	4	3,645
5.500%	04/01/37	5	5,293
5.500%	01/01/38	1	738
5.500%	01/01/38	5	4,724
5.500%	02/01/38	1	768
5.500%	02/01/38	616	637,169
5.500%	04/01/38	394	407,131
5.500%	07/01/38	154	159,660
5.500%	08/01/38	99	102,066
5.500%	08/01/38	152	156,589
5.500%	12/01/38	78	80,885
5.500%	12/01/38	181	187,370
5.500%	01/01/39	187	193,717
6.000%	01/01/27	58	58,866
6.000%	12/01/28	1	815
6.000%	01/01/32	—(r)	478
6.000%	11/01/32	1	1,321
6.000%	03/01/33	3	3,464
6.000%	11/01/33	2	1,708
6.000%	02/01/34	88	92,242
6.000%	12/01/34	2	2,040
6.000%	01/01/36	15	16,135
6.000%	03/01/36	1	751
6.000%	04/01/36	12	13,102
6.000%	08/01/36	8	7,923
6.000%	11/01/36	7	7,053
6.000%	12/01/36	367	387,087
6.000%	04/01/37	—(r)	502
6.000%	05/01/37	5	5,441
6.000%	07/01/37	1	854
6.000%	08/01/37	15	15,937
6.000%	09/01/37	1	842
6.000%	09/01/37	3	3,205
6.000%	10/01/37	—(r)	447
6.000%	10/01/37	3	2,961
6.000%	10/01/37	6	6,301
6.000%	10/01/37	13	13,990
6.000%	11/01/37	100	105,160
6.000%	11/01/37	827	871,228
6.000%	12/01/37	1	1,371
6.000%	01/01/38	3	2,787
6.000%	01/01/38	5	4,688
6.000%	01/01/38	7	7,479
6.000%	01/01/38	7	7,526
6.000%	01/01/38	9	9,275
6.000%	01/01/38	15	15,493
6.000%	04/01/38	2	2,426

A49

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	04/01/38	15	$15,109
6.000%	06/01/38	1	563
6.000%	07/01/38	23	23,918
6.000%	08/01/38	2	2,421
6.000%	08/01/38	3	3,054
6.000%	08/01/38	134	141,454
6.000%	09/01/38	1	566
6.000%	09/01/38	6	6,444
6.000%	10/01/38	6	6,401
6.000%	11/01/38	2	1,899
6.000%	01/01/39	300	317,040
6.000%	10/01/39	7	6,923
6.000%	03/01/40	8	8,376
6.000%	04/01/40	205	210,109
6.000%	05/01/40	1	861
6.500%	09/01/39	64	65,914
6.500%	09/01/39	187	199,426
6.750%	03/15/31	830	982,018
7.000%	03/01/39	61	65,574
Federal Home Loan Mortgage Corp., MTN
3.163%(s)	12/14/29	441	326,448
Federal National Mortgage Assoc.
1.500%	TBA	6,742	5,780,475
1.500%	TBA	11,825	9,065,525
1.500%	12/01/35	43	37,086
1.500%	02/01/42	486	387,209
1.500%	11/01/50	2,964	2,281,013
1.500%	01/01/51	298	229,940
1.500%	01/01/51	4,376	3,370,441
1.500%	02/01/51	5,285	4,060,306
1.500%	03/01/51	1,244	956,458
2.000%	TBA	925	815,048
2.000%	TBA	5,000	4,047,266
2.000%	10/01/31	54	48,300
2.000%	11/01/31	17	14,887
2.000%	11/01/31	91	80,925
2.000%	11/01/31	214	192,029
2.000%	11/01/31	253	226,435
2.000%	12/01/31	74	66,416
2.000%	03/01/32	388	347,529
2.000%	12/01/40	414	346,765
2.000%	12/01/40	4,986	4,178,492
2.000%	01/01/41	3,304	2,741,831
2.000%	05/01/41	448	375,350
2.000%	06/01/41	529	443,253
2.000%	07/01/41	1,025	858,444
2.000%	08/01/41	1,106	926,297
2.000%	09/01/41	191	160,384
2.000%	10/01/41	1,100	920,913
2.000%	02/01/42	191	159,835
2.000%	02/01/42	292	243,525
2.000%	05/01/42	389	325,459
2.000%	08/01/50	170	138,291
2.000%	09/01/50	160	130,403
2.000%	09/01/50	240	195,915
2.000%	09/01/50	1,078	878,566
2.000%	10/01/50	2,233	1,820,696
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	11/01/50	202	$164,265
2.000%	11/01/50	395	322,041
2.000%	11/01/50	777	632,610
2.000%	11/01/50	2,262	1,842,692
2.000%	11/01/50	10,243	8,349,804
2.000%	12/01/50	1,067	869,481
2.000%	12/01/50	1,107	903,021
2.000%	12/01/50	2,125	1,730,660
2.000%	12/01/50	3,214	2,615,449
2.000%	12/01/50	4,522	3,683,484
2.000%	01/01/51	66	53,633
2.000%	01/01/51	331	270,666
2.000%	01/01/51	690	562,231
2.000%	01/01/51	1,027	838,993
2.000%	01/01/51	3,375	2,748,862
2.000%	01/01/51	3,642	2,965,812
2.000%	02/01/51	62	50,915
2.000%	02/01/51	134	109,758
2.000%	02/01/51	137	111,709
2.000%	02/01/51	152	124,257
2.000%	02/01/51	157	127,888
2.000%	02/01/51	201	163,523
2.000%	02/01/51	214	174,745
2.000%	02/01/51	231	189,657
2.000%	02/01/51	297	242,117
2.000%	02/01/51	501	408,672
2.000%	02/01/51	809	659,714
2.000%	02/01/51	846	691,430
2.000%	02/01/51	1,581	1,287,804
2.000%	03/01/51	48	38,802
2.000%	03/01/51	89	72,807
2.000%	03/01/51	96	78,576
2.000%	03/01/51	98	79,465
2.000%	03/01/51	99	80,871
2.000%	03/01/51	101	82,074
2.000%	03/01/51	193	157,800
2.000%	03/01/51	196	160,744
2.000%	03/01/51	200	162,792
2.000%	03/01/51	218	177,928
2.000%	03/01/51	273	222,838
2.000%	03/01/51	278	227,029
2.000%	03/01/51	381	310,386
2.000%	03/01/51	382	311,494
2.000%	03/01/51	900	732,342
2.000%	03/01/51	1,528	1,244,464
2.000%	03/01/51	2,123	1,728,109
2.000%	03/01/51	2,133	1,736,753
2.000%	03/01/51	3,018	2,457,135
2.000%	03/01/51	3,184	2,591,281
2.000%	04/01/51	141	115,424
2.000%	04/01/51	143	116,709
2.000%	04/01/51	145	118,385
2.000%	04/01/51	186	151,209
2.000%	04/01/51	263	214,516
2.000%	04/01/51	308	251,641
2.000%	04/01/51	813	661,507
2.000%	04/01/51	895	727,814

A50

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.000%	04/01/51	952	$774,403
2.000%	04/01/51	1,346	1,096,882
2.000%	04/01/51	2,635	2,144,377
2.000%	04/01/51	3,278	2,668,265
2.000%	04/01/51	8,603	7,000,658
2.000%	05/01/51	2,005	1,631,677
2.000%	05/01/51	11,350	9,239,318
2.000%	07/01/51	513	417,364
2.000%	01/01/52	6,639	5,389,164
2.000%	02/01/52	64	52,038
2.000%	02/01/52	289	234,938
2.000%	02/01/52	289	235,352
2.000%	02/01/52	384	312,347
2.000%	02/01/52	409	332,138
2.000%	02/01/52	581	470,581
2.000%	02/01/52	1,543	1,252,425
2.000%	02/01/52	2,169	1,761,062
2.000%	02/01/52	2,315	1,880,173
2.000%	03/01/52	1,167	951,216
2.000%	03/01/52	7,089	5,757,088
2.000%	03/01/52	7,185	5,837,084
2.000%	04/01/52	5,861	4,757,323
2.149%(cc)	02/01/32	698	576,179
2.250%	04/01/33	875	712,288
2.500%	TBA	79,140	66,383,312
2.500%	09/01/27	13	12,466
2.500%	09/01/27	18	17,206
2.500%	02/01/28	6	5,348
2.500%	04/01/28	12	11,688
2.500%	08/01/28	33	31,222
2.500%	02/01/30	12	11,063
2.500%	03/01/30	31	28,840
2.500%	04/01/30	59	54,277
2.500%	05/01/30	109	101,522
2.500%	07/01/30	18	16,343
2.500%	07/01/30	66	61,236
2.500%	07/01/30	83	77,369
2.500%	08/01/30	36	34,189
2.500%	08/01/30	81	74,882
2.500%	08/01/30	107	99,479
2.500%	08/01/30	169	157,185
2.500%	09/01/30	106	97,923
2.500%	09/01/30	135	125,538
2.500%	11/01/30	10	9,598
2.500%	11/01/30	107	99,729
2.500%	11/01/30	111	103,268
2.500%	11/01/30	119	110,603
2.500%	11/01/30	135	125,319
2.500%	03/01/31	20	19,098
2.500%	06/01/31	167	155,339
2.500%	07/01/31	89	82,778
2.500%	08/01/31	14	13,259
2.500%	10/01/31	128	119,051
2.500%	10/01/31	207	191,830
2.500%	10/01/31	280	259,955
2.500%	10/01/31	343	318,593
2.500%	11/01/31	16	14,561
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	11/01/31	18	$16,681
2.500%	11/01/31	36	32,965
2.500%	11/01/31	53	49,205
2.500%	11/01/31	80	74,291
2.500%	11/01/31	111	103,377
2.500%	11/01/31	193	178,945
2.500%	11/01/31	253	234,908
2.500%	11/01/31	2,845	2,633,759
2.500%	02/01/32	27	25,201
2.500%	03/01/32	84	77,839
2.500%	03/01/32	183	169,685
2.500%	03/01/32	201	186,544
2.500%	04/01/32	12	11,321
2.500%	08/01/32	501	465,090
2.500%	02/01/33	910	844,272
2.500%	12/01/35	817	742,051
2.500%	12/01/35	913	829,815
2.500%	03/01/38	150	131,336
2.500%	06/01/40	3,210	2,770,960
2.500%	03/01/41	245	211,203
2.500%	04/01/41	290	250,698
2.500%	04/01/41	861	745,199
2.500%	04/01/41	1,064	914,841
2.500%	11/01/41	187	160,773
2.500%	04/01/42	292	249,787
2.500%	06/01/50	1,143	966,228
2.500%	07/01/50	405	342,765
2.500%	08/01/50	266	225,417
2.500%	09/01/50	179	151,353
2.500%	10/01/50	45	37,971
2.500%	10/01/50	188	154,594
2.500%	10/01/50	1,191	1,007,232
2.500%	10/01/50	2,857	2,427,258
2.500%	11/01/50	322	272,950
2.500%	11/01/50	1,863	1,574,180
2.500%	12/01/50	321	273,504
2.500%	01/01/51	78	65,993
2.500%	02/01/51	76	64,141
2.500%	02/01/51	122	103,144
2.500%	02/01/51	12,823	10,853,630
2.500%	03/01/51	499	422,014
2.500%	03/01/51	2,100	1,775,110
2.500%	04/01/51	88	74,291
2.500%	04/01/51	304	259,562
2.500%	04/01/51(k)	20,641	17,431,215
2.500%	05/01/51	194	159,732
2.500%	05/01/51	1,985	1,675,474
2.500%	05/01/51	2,747	2,324,998
2.500%	05/01/51	3,278	2,777,912
2.500%	05/01/51	3,594	3,039,011
2.500%	05/01/51	4,767	4,053,099
2.500%	05/01/51	7,386	6,235,687
2.500%	06/01/51	87	73,410
2.500%	06/01/51	174	148,874
2.500%	06/01/51	252	212,989
2.500%	06/01/51	536	453,775
2.500%	06/01/51	782	662,079

A51

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	06/01/51	3,892	$3,291,402
2.500%	07/01/51	95	80,584
2.500%	07/01/51	349	295,318
2.500%	07/01/51	453	383,330
2.500%	07/01/51	537	454,091
2.500%	07/01/51	723	617,734
2.500%	08/01/51	277	233,995
2.500%	08/01/51	278	235,367
2.500%	08/01/51	548	463,479
2.500%	08/01/51	3,837	3,245,209
2.500%	09/01/51	94	79,355
2.500%	09/01/51	181	154,612
2.500%	09/01/51	266	227,157
2.500%	09/01/51	366	309,041
2.500%	09/01/51	742	628,282
2.500%	09/01/51	994	839,148
2.500%	10/01/51	275	232,729
2.500%	10/01/51	954	803,582
2.500%	10/01/51	1,178	996,499
2.500%	10/01/51	2,920	2,460,074
2.500%	11/01/51	276	233,688
2.500%	11/01/51	1,099	929,076
2.500%	12/01/51	95	80,137
2.500%	12/01/51	186	158,101
2.500%	12/01/51	755	638,666
2.500%	01/01/52	98	80,140
2.500%	01/01/52	190	162,467
2.500%	01/01/52	284	239,927
2.500%	01/01/52	285	240,835
2.500%	01/01/52	381	322,121
2.500%	01/01/52	955	806,618
2.500%	01/01/52	1,797	1,518,078
2.500%	02/01/52	287	241,926
2.500%	02/01/52	289	244,425
2.500%	02/01/52	291	245,851
2.500%	02/01/52	486	410,117
2.500%	02/01/52	995	837,300
2.500%	02/01/52	1,051	888,115
2.500%	03/01/52	690	582,206
2.500%	03/01/52	1,139	963,558
2.500%	04/01/52	97	81,481
2.500%	04/01/52	498	418,556
2.500%	04/01/52	998	839,403
2.500%	04/01/52	998	839,721
2.500%	04/01/52	2,495	2,100,482
2.500%	05/01/52	995	838,291
2.500%	05/01/52	996	837,824
2.500%	05/01/52	998	839,468
2.500%	05/01/52	1,497	1,259,198
2.500%	05/01/52	1,654	1,397,020
2.500%	07/01/52	998	839,941
2.500%	08/01/52	996	838,728
2.500%	08/01/52	5,474	4,609,954
2.500%	01/01/57	2,305	1,936,039
2.500%	07/01/61	1,200	986,296
2.500%	09/01/61	292	245,164
2.930%	06/01/30	249	225,786
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	TBA	33,000	$28,704,640
3.000%	TBA(tt)	54,254	47,211,576
3.000%	07/01/27	6	5,917
3.000%	04/01/28	38	36,690
3.000%	05/01/28	44	42,782
3.000%	10/01/28	6	6,092
3.000%	10/01/28	68	65,461
3.000%	11/01/28	8	7,251
3.000%	10/01/29	101	96,274
3.000%	02/01/30	335	317,873
3.000%	03/01/30	162	153,740
3.000%	04/01/30	132	124,871
3.000%	04/01/30	1,583	1,495,289
3.000%	05/01/30	87	82,137
3.000%	05/01/30	140	132,513
3.000%	07/01/30	25	23,670
3.000%	07/01/30	35	33,295
3.000%	07/01/30	107	101,044
3.000%	08/01/30	14	12,942
3.000%	08/01/30	34	32,006
3.000%	08/01/30	36	34,037
3.000%	08/01/30	131	124,126
3.000%	08/01/30	142	134,297
3.000%	08/01/30	158	149,449
3.000%	08/01/30	195	184,508
3.000%	08/01/30	375	351,371
3.000%	08/01/30	702	662,088
3.000%	09/01/30	21	19,469
3.000%	09/01/30	73	68,408
3.000%	09/01/30	118	111,624
3.000%	09/01/30	587	554,583
3.000%	11/01/30	6	5,441
3.000%	12/01/30	10	9,614
3.000%	04/01/31	8	7,998
3.000%	09/01/31	110	104,041
3.000%	12/01/31	39	37,190
3.000%	02/01/32	112	105,726
3.000%	09/01/32	43	39,735
3.000%	11/01/32	244	226,533
3.000%	01/01/33	55	51,686
3.000%	01/01/33	329	305,901
3.000%	01/01/33	464	435,751
3.000%	11/01/33	393	365,744
3.000%	07/01/35	70	64,113
3.000%	08/01/35	69	64,636
3.000%	08/01/35	72	67,011
3.000%	12/01/35	20	18,700
3.000%	02/01/36	548	501,327
3.000%	04/01/36	418	382,038
3.000%	07/01/36	1,375	1,267,009
3.000%	08/01/36	777	715,893
3.000%	10/01/36	29	26,281
3.000%	11/01/36	94	86,794
3.000%	11/01/36	182	167,853
3.000%	12/01/36	175	160,920
3.000%	12/01/36	236	215,842
3.000%	12/01/36	262	241,518

A52

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	12/01/37	59	$53,590
3.000%	06/01/38	740	682,024
3.000%	03/01/40	633	578,878
3.000%	09/01/42	1,171	1,050,498
3.000%	12/01/42	21	18,649
3.000%	12/01/42	41	36,088
3.000%	01/01/43	8	6,661
3.000%	01/01/43	22	19,862
3.000%	01/01/43	40	35,551
3.000%	01/01/43	63	55,496
3.000%	01/01/43	75	67,561
3.000%	01/01/43	224	198,903
3.000%	01/01/43	232	205,564
3.000%	02/01/43	32	28,825
3.000%	06/01/43	98	87,980
3.000%	07/01/43	238	213,363
3.000%	10/01/43	226	202,210
3.000%	11/01/43	670	598,828
3.000%	11/01/44	3,353	3,004,655
3.000%	01/01/45	185	166,158
3.000%	02/01/45	220	196,250
3.000%	03/01/45	580	517,255
3.000%	04/01/45	70	62,379
3.000%	04/01/45	149	133,173
3.000%	05/01/45	1,386	1,236,391
3.000%	07/01/45	830	739,610
3.000%	05/01/46	79	70,437
3.000%	06/01/46	17	15,195
3.000%	06/01/46	54	48,512
3.000%	06/01/46	215	191,000
3.000%	08/01/46	58	51,640
3.000%	09/01/46	285	253,504
3.000%	10/01/46	134	118,663
3.000%	11/01/46	728	647,483
3.000%	01/01/47	86	76,205
3.000%	01/01/47	98	86,502
3.000%	01/01/47	217	192,603
3.000%	02/01/47	82	72,551
3.000%	02/01/47	176	156,017
3.000%	03/01/47	258	227,168
3.000%	03/01/47	277	246,231
3.000%	03/01/47	348	308,517
3.000%	11/01/47	30	26,525
3.000%	12/01/47	675	605,381
3.000%	11/01/48	283	252,916
3.000%	08/01/49	37	32,979
3.000%	12/01/49	152	134,793
3.000%	01/01/50	488	427,812
3.000%	02/01/50	235	209,084
3.000%	02/01/50	467	410,123
3.000%	02/01/50	500	437,943
3.000%	02/01/50	776	683,710
3.000%	02/01/50	12,262	10,878,521
3.000%	04/01/50	2,400	2,108,514
3.000%	07/01/50	488	428,062
3.000%	08/01/50	731	644,137
3.000%	11/01/50	84	74,426
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	04/01/51	627	$549,220
3.000%	05/01/51	1,661	1,465,352
3.000%	08/01/51	88	77,253
3.000%	08/01/51	335	295,772
3.000%	08/01/51	731	641,195
3.000%	08/01/51	1,704	1,491,225
3.000%	08/01/51	1,884	1,649,726
3.000%	09/01/51	2,784	2,437,702
3.000%	10/01/51	349	306,843
3.000%	10/01/51	467	408,534
3.000%	10/01/51	2,749	2,412,096
3.000%	11/01/51	88	77,014
3.000%	11/01/51	381	333,370
3.000%	11/01/51	792	695,273
3.000%	11/01/51	1,290	1,136,560
3.000%	11/01/51	3,702	3,243,206
3.000%	12/01/51	93	81,745
3.000%	12/01/51	765	669,229
3.000%	12/01/51	1,533	1,342,373
3.000%	01/01/52	185	163,847
3.000%	01/01/52	189	165,668
3.000%	02/01/52	97	85,369
3.000%	02/01/52	987	860,262
3.000%	03/01/52	193	171,321
3.000%	03/01/52	674	596,006
3.000%	03/01/52	1,937	1,692,253
3.000%	04/01/52	293	255,732
3.000%	04/01/52	982	857,052
3.000%	04/01/52	993	870,127
3.000%	05/01/52	500	436,242
3.000%	05/01/52	1,276	1,112,065
3.000%	06/01/52	50	43,613
3.000%	06/01/52	397	346,698
3.000%	06/01/52	500	436,079
3.000%	07/01/52	6,819	5,947,592
3.000%	09/01/52	1,000	871,764
3.000%	10/01/52	950	828,764
3.200%	02/01/29	91	84,276
3.250%	05/01/29	157	146,234
3.400%	09/01/32	1,115	1,011,253
3.450%	03/01/29	154	145,386
3.500%	TBA	11,500	10,341,541
3.500%	TBA	18,030	17,038,350
3.500%	TBA(tt)	21,363	19,225,031
3.500%	11/01/27	18	16,871
3.500%	11/01/28	118	111,858
3.500%	12/01/28	66	62,484
3.500%	12/01/28	97	92,129
3.500%	12/01/28	504	480,358
3.500%	12/01/28	746	710,860
3.500%	02/01/29	168	160,361
3.500%	02/01/29	477	453,960
3.500%	03/01/29	142	135,001
3.500%	08/01/30	110	104,895
3.500%	04/01/34	24	23,103
3.500%	04/01/34	157	149,098
3.500%	12/01/34	228	214,076

A53

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	01/01/35	144	$135,528
3.500%	02/01/37	206	192,539
3.500%	03/01/37	123	115,342
3.500%	12/01/37	173	161,472
3.500%	08/01/39	191	178,357
3.500%	02/01/40	204	188,357
3.500%	02/01/40	576	538,149
3.500%	10/01/41	1,081	997,102
3.500%	01/01/42	59	53,986
3.500%	04/01/42	26	24,286
3.500%	04/01/42	60	55,218
3.500%	04/01/42	98	89,812
3.500%	05/01/42	11	10,377
3.500%	05/01/42	139	127,267
3.500%	06/01/42	10	9,579
3.500%	06/01/42	13	11,996
3.500%	07/01/42	28	25,891
3.500%	07/01/42	226	207,268
3.500%	09/01/42	257	236,553
3.500%	09/01/42	374	343,110
3.500%	09/01/42	1,937	1,779,065
3.500%	12/01/42	144	132,077
3.500%	01/01/43	1,281	1,177,454
3.500%	03/01/43	952	878,151
3.500%	04/01/43	902	828,847
3.500%	04/01/43	936	867,860
3.500%	06/01/43	923	856,120
3.500%	06/01/43	1,021	946,232
3.500%	07/01/43	1,314	1,218,123
3.500%	08/01/44	628	577,202
3.500%	02/01/45	171	156,714
3.500%	02/01/45	541	496,943
3.500%	04/01/45	252	231,881
3.500%	01/01/46	209	192,093
3.500%	01/01/46	258	236,568
3.500%	03/01/46	188	171,564
3.500%	07/01/46	98	88,842
3.500%	12/01/46	416	380,391
3.500%	02/01/47	244	223,051
3.500%	03/01/47	59	54,212
3.500%	04/01/47	1,321	1,206,957
3.500%	05/01/47	325	297,504
3.500%	07/01/47	32	29,200
3.500%	10/01/47	723	663,757
3.500%	11/01/47	406	370,493
3.500%	12/01/47	407	371,145
3.500%	01/01/48	244	223,374
3.500%	01/01/48	519	476,068
3.500%	02/01/48	188	171,816
3.500%	04/01/48	88	81,263
3.500%	04/01/48	1,232	1,127,356
3.500%	08/01/48	894	821,639
3.500%	12/01/48	200	183,364
3.500%	06/01/49	1,429	1,313,214
3.500%	06/01/49	1,480	1,353,508
3.500%	07/01/49	181	164,528
3.500%	07/01/50	499	456,329
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	08/01/50	173	$157,121
3.500%	08/01/50	180	164,481
3.500%	08/01/50	889	812,871
3.500%	08/01/50	941	859,862
3.500%	01/01/51	605	551,636
3.500%	06/01/51	882	796,889
3.500%	01/01/52	473	430,015
3.500%	04/01/52	97	88,101
3.500%	04/01/52	2,952	2,687,965
3.500%	05/01/52	1,658	1,503,999
3.520%	06/01/32	100	92,231
3.520%	11/01/32	1,715	1,572,364
3.560%	07/01/32	100	92,475
3.650%	07/01/32	725	671,783
3.740%	09/01/32	200	187,024
3.840%	07/01/32	100	94,630
3.840%	08/01/32	200	188,622
3.880%	07/01/32	100	95,024
3.890%	09/01/32	1,651	1,562,790
4.000%	05/01/29	1	1,336
4.000%	10/01/30	8	7,318
4.000%	10/01/31	143	136,601
4.000%	04/01/33	240	233,629
4.000%	06/01/33	195	189,189
4.000%	09/01/33	84	81,663
4.000%	09/01/33	1,458	1,415,211
4.000%	10/01/33	238	230,761
4.000%	11/01/33	1,514	1,469,679
4.000%	02/01/34	104	100,707
4.000%	03/01/34	54	52,076
4.000%	03/01/34	56	54,634
4.000%	01/01/36	219	208,886
4.000%	07/01/37	32	30,981
4.000%	09/01/37	40	38,272
4.000%	03/01/38	28	26,394
4.000%	09/01/40	205	195,226
4.000%	10/01/40	502	475,805
4.000%	12/01/41	139	131,509
4.000%	01/01/42	636	605,948
4.000%	04/01/42	50	47,242
4.000%	04/01/42	58	55,148
4.000%	05/01/42	88	84,057
4.000%	05/01/42	295	279,690
4.000%	07/01/42	564	537,370
4.000%	10/01/42	308	291,501
4.000%	11/01/42	562	531,751
4.000%	12/01/42	44	42,184
4.000%	12/01/42	243	231,301
4.000%	04/01/43	59	55,656
4.000%	06/01/43	22	20,669
4.000%	06/01/43	24	22,962
4.000%	06/01/43	25	23,852
4.000%	06/01/43	34	31,878
4.000%	06/01/43	42	40,430
4.000%	06/01/43	44	42,292
4.000%	06/01/43	46	43,623
4.000%	06/01/43	56	53,721

A54

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/43	56	$54,080
4.000%	06/01/43	61	58,129
4.000%	06/01/43	66	62,442
4.000%	06/01/43	67	64,073
4.000%	06/01/43	143	135,847
4.000%	06/01/43	146	139,066
4.000%	07/01/43	39	37,334
4.000%	07/01/43	152	144,272
4.000%	07/01/43	220	209,643
4.000%	07/01/43	225	213,629
4.000%	01/01/44	328	310,520
4.000%	01/01/45	366	348,602
4.000%	02/01/45	1,139	1,082,006
4.000%	03/01/45	50	47,055
4.000%	12/01/45	766	726,763
4.000%	02/01/47	153	145,227
4.000%	04/01/47	344	325,588
4.000%	07/01/47	125	118,660
4.000%	07/01/47	623	591,896
4.000%	08/01/47	264	250,160
4.000%	09/01/47	193	182,310
4.000%	10/01/47	738	698,707
4.000%	11/01/47	180	170,235
4.000%	12/01/47	45	42,308
4.000%	05/01/48	296	279,219
4.000%	06/01/48	65	61,092
4.000%	06/01/48	533	500,940
4.000%	06/01/48	3,773	3,571,127
4.000%	07/01/48	2,460	2,319,698
4.000%	08/01/48	45	42,170
4.000%	08/01/48	71	66,922
4.000%	08/01/48	206	194,163
4.000%	09/01/48	118	111,168
4.000%	09/01/48	176	166,219
4.000%	09/01/48	6,384	6,018,484
4.000%	11/01/48	67	63,605
4.000%	11/01/48	165	156,385
4.000%	12/01/48	18	16,957
4.000%	12/01/48	871	822,771
4.000%	12/01/48	3,484	3,285,586
4.000%	01/01/49	282	267,518
4.000%	03/01/49	319	301,552
4.000%	03/01/49	6,781	6,409,152
4.000%	04/01/49	241	227,601
4.000%	04/01/49	4,145	3,919,528
4.000%	02/01/50	28	26,299
4.000%	04/01/50	2,884	2,714,199
4.000%	01/01/51	72	67,138
4.000%	01/01/51	113	106,427
4.000%	01/01/51	120	113,394
4.000%	04/01/52	99	92,439
4.000%	05/01/52	1,002	930,870
4.000%	06/01/52	196	182,528
4.000%	06/01/52	197	184,071
4.000%	06/01/52	1,675	1,558,078
4.000%	07/01/52	1,283	1,194,174
4.000%	02/01/56	1,590	1,492,745
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.000%	06/01/57	44	$41,324
4.060%	07/01/32	100	96,350
4.500%	TBA	26,495	25,238,558
4.500%	04/01/24	4	3,719
4.500%	08/01/24	—(r)	424
4.500%	09/01/24	—(r)	308
4.500%	12/01/24	3	2,590
4.500%	02/01/25	1	861
4.500%	03/01/25	4	3,939
4.500%	04/01/25	—(r)	461
4.500%	04/01/25	—(r)	478
4.500%	04/01/25	1	973
4.500%	04/01/25	3	2,723
4.500%	04/01/25	6	6,085
4.500%	05/01/25	—(r)	452
4.500%	05/01/25	1	807
4.500%	07/01/25	8	8,124
4.500%	09/01/25	1	1,098
4.500%	04/01/31	10	9,771
4.500%	05/01/31	34	32,692
4.500%	06/01/31	12	11,768
4.500%	11/01/31	16	15,401
4.500%	12/01/31	31	30,064
4.500%	12/01/31	132	127,767
4.500%	11/01/35	11	10,499
4.500%	04/01/39	2	2,363
4.500%	04/01/39	4	3,587
4.500%	05/01/39	231	226,646
4.500%	06/01/39	8	7,605
4.500%	06/01/39	16	15,181
4.500%	08/01/39	33	31,867
4.500%	12/01/39	4	3,846
4.500%	06/01/40	31	30,839
4.500%	07/01/40	68	66,782
4.500%	08/01/40	19	18,924
4.500%	08/01/40	21	20,125
4.500%	12/01/40	361	353,317
4.500%	01/01/41	31	29,941
4.500%	02/01/41	27	26,575
4.500%	03/01/41	10	9,484
4.500%	04/01/41	1	948
4.500%	05/01/41	3	2,709
4.500%	05/01/41	3	3,185
4.500%	07/01/41	6	6,111
4.500%	07/01/41	30	29,681
4.500%	08/01/41	81	79,481
4.500%	09/01/41	28	27,146
4.500%	09/01/41	86	83,691
4.500%	10/01/41	6	6,296
4.500%	10/01/41	24	23,561
4.500%	10/01/41	45	43,359
4.500%	10/01/41	97	93,581
4.500%	10/01/41	174	170,472
4.500%	12/01/41	61	59,596
4.500%	01/01/42	6	6,012
4.500%	06/01/42	13	12,376
4.500%	09/01/42	22	21,567

A55

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	09/01/42	203	$198,724
4.500%	11/01/42	35	33,576
4.500%	09/01/43	18	17,508
4.500%	09/01/43	35	34,560
4.500%	09/01/43	199	193,428
4.500%	10/01/43	19	18,830
4.500%	10/01/43	40	39,243
4.500%	10/01/43	110	107,377
4.500%	10/01/43	157	152,582
4.500%	10/01/43	274	268,918
4.500%	11/01/43	61	59,538
4.500%	11/01/43	103	100,351
4.500%	11/01/43	773	752,127
4.500%	12/01/43	64	62,951
4.500%	12/01/43	138	133,812
4.500%	01/01/44	58	56,424
4.500%	01/01/44	69	67,510
4.500%	01/01/44	86	83,881
4.500%	01/01/44	115	112,064
4.500%	01/01/44	132	129,018
4.500%	02/01/44	22	21,058
4.500%	02/01/44	27	26,279
4.500%	02/01/44	52	50,351
4.500%	02/01/44	192	186,803
4.500%	02/01/44	365	355,054
4.500%	03/01/44	32	31,555
4.500%	03/01/44	81	77,936
4.500%	03/01/44	366	357,913
4.500%	04/01/44	8	7,527
4.500%	04/01/44	17	16,380
4.500%	04/01/44	46	44,419
4.500%	04/01/44	88	84,435
4.500%	04/01/44	168	164,435
4.500%	04/01/44	284	278,470
4.500%	05/01/44	32	31,131
4.500%	05/01/44	79	75,846
4.500%	05/01/44	184	180,532
4.500%	01/01/45	55	53,773
4.500%	01/01/45	313	306,158
4.500%	05/01/45	243	236,165
4.500%	07/01/45	325	318,063
4.500%	09/01/45	86	84,730
4.500%	11/01/45	9	8,634
4.500%	11/01/45	78	76,531
4.500%	11/01/45	442	433,361
4.500%	12/01/45	156	152,644
4.500%	07/01/46	1,034	1,013,385
4.500%	08/01/46	181	176,409
4.500%	01/01/47	31	29,785
4.500%	03/01/47	187	181,862
4.500%	05/01/47	561	544,598
4.500%	07/01/47	74	71,545
4.500%	09/01/47	18	17,285
4.500%	10/01/47	18	17,571
4.500%	10/01/47	88	85,040
4.500%	11/01/47	12	11,483
4.500%	11/01/47	41	39,378
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	11/01/47	273	$264,082
4.500%	11/01/47	367	356,262
4.500%	11/01/47	617	602,717
4.500%	12/01/47	22	21,609
4.500%	12/01/47	73	71,174
4.500%	01/01/48	615	596,955
4.500%	02/01/48	37	35,727
4.500%	03/01/48	23	21,987
4.500%	03/01/48	30	29,546
4.500%	04/01/48	161	157,754
4.500%	05/01/48	30	29,167
4.500%	05/01/48	757	741,930
4.500%	05/01/48	1,988	1,939,032
4.500%	06/01/48	42	40,323
4.500%	06/01/48	100	97,886
4.500%	07/01/48	19	18,387
4.500%	07/01/48	60	58,645
4.500%	07/01/48	80	78,170
4.500%	07/01/48	81	79,922
4.500%	08/01/48	486	474,265
4.500%	11/01/48	315	307,951
4.500%	11/01/48	395	382,914
4.500%	02/01/49	975	952,603
4.500%	10/01/49	68	65,111
4.500%	03/01/50	386	372,862
4.500%	06/01/52	295	281,462
4.500%	08/01/52	490	468,562
4.500%	09/01/57	144	139,456
4.500%	08/01/58	51	49,577
5.000%	TBA	3,000	2,917,984
5.000%	TBA	28,310	27,575,853
5.000%	07/01/33	47	46,388
5.000%	09/01/33	55	55,386
5.000%	08/01/35	1	706
5.000%	10/01/35	161	161,469
5.000%	03/01/36	3	3,013
5.000%	12/01/36	1	814
5.000%	01/01/39	7	7,447
5.000%	12/01/39	3	3,374
5.000%	01/01/40	2	2,056
5.000%	05/01/40	3	2,925
5.000%	05/01/40	10	10,002
5.000%	07/01/40	12	12,028
5.000%	11/01/40	225	226,819
5.000%	01/01/41	10	9,441
5.000%	01/01/41	40	39,516
5.000%	04/01/41	3	3,210
5.000%	05/01/41	2	1,636
5.000%	05/01/41	38	38,000
5.000%	05/01/41	72	72,090
5.000%	05/01/41	73	73,064
5.000%	05/01/41	115	116,224
5.000%	06/01/41	53	53,058
5.000%	07/01/41	693	698,403
5.000%	01/01/42	7	7,331
5.000%	12/01/43	1,286	1,295,952
5.000%	09/01/48	239	236,407

A56

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.000%	01/01/49	280	$276,094
5.000%	01/01/49	341	336,398
5.000%	08/01/49	292	290,040
5.000%	12/01/49	1,794	1,767,799
5.500%	04/01/24	1	787
5.500%	06/01/24	—(r)	304
5.500%	07/01/28	4	4,131
5.500%	11/01/28	12	11,969
5.500%	04/01/30	4	3,987
5.500%	12/01/30	—(r)	386
5.500%	11/01/32	—(r)	446
5.500%	12/01/32	1	1,334
5.500%	01/01/33	24	24,277
5.500%	01/01/33	35	34,767
5.500%	04/01/33	14	13,925
5.500%	06/01/33	1	746
5.500%	07/01/33	8	8,168
5.500%	09/01/33	1	1,278
5.500%	09/01/33	7	7,277
5.500%	10/01/33	16	16,711
5.500%	11/01/33	1	1,110
5.500%	11/01/33	1	1,366
5.500%	11/01/33	7	7,434
5.500%	11/01/33	7	7,520
5.500%	12/01/33	2	1,636
5.500%	12/01/33	8	8,301
5.500%	01/01/34	1	531
5.500%	02/01/34	1	587
5.500%	02/01/34	13	13,828
5.500%	03/01/34	2	1,937
5.500%	03/01/34	11	11,276
5.500%	04/01/34	1	1,040
5.500%	09/01/34	6	6,402
5.500%	12/01/34	1	611
5.500%	12/01/34	2	2,040
5.500%	12/01/34	6	6,073
5.500%	02/01/35	—(r)	207
5.500%	03/01/35	14	14,112
5.500%	04/01/35	1	647
5.500%	05/01/35	2	1,996
5.500%	05/01/35	4	4,546
5.500%	10/01/35	6	6,479
5.500%	11/01/35	—(r)	144
5.500%	12/01/35	7	6,804
5.500%	12/01/35	8	8,327
5.500%	01/01/36	1	634
5.500%	03/01/36	4	3,757
5.500%	07/01/36	3	2,990
5.500%	09/01/36	189	195,034
5.500%	11/01/36	3	2,780
5.500%	01/01/37	13	13,665
5.500%	02/01/37	10	9,836
5.500%	03/01/37	6	6,286
5.500%	04/01/37	2	2,321
5.500%	04/01/37	5	5,099
5.500%	05/01/37	84	87,051
5.500%	06/01/37	3	3,387
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
5.500%	08/01/37	1	$754
5.500%	08/01/37	1	1,152
5.500%	08/01/37	6	5,751
5.500%	08/01/37	9	9,424
5.500%	03/01/38	7	7,646
5.500%	03/01/38	10	10,318
5.500%	06/01/38	118	118,025
5.500%	08/01/38	116	119,382
5.500%	12/01/38	4	4,269
5.500%	09/01/39	6	5,894
5.500%	12/01/39	73	75,023
5.500%	05/01/40	13	13,706
5.500%	06/01/40	12	12,023
5.500%	01/01/49	514	511,923
5.500%	09/01/49	523	521,631
5.500%	04/01/50	481	479,598
5.500%	09/01/56	1,447	1,493,875
6.000%	11/01/28	1	571
6.000%	02/01/29	—(r)	455
6.000%	03/01/32	1	578
6.000%	04/01/33	36	37,627
6.000%	05/01/33	—(r)	256
6.000%	01/01/34	11	12,034
6.000%	02/01/34	10	9,833
6.000%	11/01/35	4	4,407
6.000%	11/01/35	59	62,043
6.000%	12/01/35	2	1,947
6.000%	04/01/36	3	3,120
6.000%	07/01/36	2	1,594
6.000%	08/01/36	—(r)	29
6.000%	08/01/36	2	1,633
6.000%	08/01/36	11	11,211
6.000%	09/01/36	—(r)	140
6.000%	09/01/36	—(r)	408
6.000%	09/01/36	1	604
6.000%	09/01/36	1	908
6.000%	09/01/36	9	8,813
6.000%	10/01/36	1	1,006
6.000%	10/01/36	4	4,545
6.000%	10/01/36	9	9,655
6.000%	11/01/36	—(r)	196
6.000%	11/01/36	1	927
6.000%	11/01/36	1	1,211
6.000%	11/01/36	2	2,017
6.000%	11/01/36	8	8,512
6.000%	11/01/36	8	8,724
6.000%	12/01/36	—(r)	144
6.000%	12/01/36	—(r)	232
6.000%	12/01/36	1	762
6.000%	12/01/36	3	3,546
6.000%	12/01/36	4	4,634
6.000%	12/01/36	10	9,790
6.000%	01/01/37	—(r)	396
6.000%	01/01/37	1	577
6.000%	01/01/37	4	4,228
6.000%	01/01/37	10	10,559
6.000%	01/01/37	13	13,110

A57

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.000%	01/01/37	809	$849,801
6.000%	02/01/37	9	9,419
6.000%	02/01/37	164	172,495
6.000%	03/01/37	9	9,979
6.000%	03/01/37	16	16,692
6.000%	03/01/37	74	74,967
6.000%	05/01/37	2	1,661
6.000%	05/01/37	9	9,940
6.000%	05/01/37	10	10,199
6.000%	06/01/37	1	778
6.000%	08/01/37	1	1,173
6.000%	08/01/37	4	4,384
6.000%	08/01/37	6	6,607
6.000%	08/01/37	12	12,410
6.000%	08/01/37	15	15,278
6.000%	08/01/37	131	137,318
6.000%	09/01/37	15	14,979
6.000%	10/01/37	—(r)	226
6.000%	07/01/41	328	344,540
6.500%	10/01/36	396	416,918
6.500%	05/01/40	1,091	1,157,532
6.625%	11/15/30	2,307	2,700,468
7.000%	04/01/37	70	75,332
7.000%	02/01/39	175	190,506
7.000%	02/01/39	241	259,861
Freddie Mac Coupon Strips
3.220%(s)	07/15/32	180	113,837
Government National Mortgage Assoc.
2.000%	TBA	4,750	3,954,746
2.000%	10/20/50	3,109	2,609,725
2.000%	10/20/51	1,256	1,051,178
2.500%	TBA	39,820	34,210,202
2.500%	05/20/51(k)	4,831	4,170,491
2.500%	09/20/51	1,907	1,644,868
2.500%	10/20/51	554	477,474
2.500%	11/20/51	466	401,786
3.000%	TBA	40,895	36,136,164
3.000%	02/20/42	21	18,461
3.000%	09/15/42	455	410,693
3.000%	09/15/42	523	468,371
3.000%	10/15/42	549	492,804
3.000%	10/15/42	1,447	1,297,547
3.000%	11/15/42	2	1,374
3.000%	11/15/42	710	637,404
3.000%	12/20/44	22	19,835
3.000%	02/15/45	224	200,934
3.000%	01/20/46	78	69,853
3.000%	11/20/46	256	228,829
3.000%	02/20/47	117	104,429
3.000%	04/20/47	38	34,502
3.000%	01/20/50	1,440	1,283,248
3.000%	02/20/50	128	113,827
3.000%	03/20/50	49	43,272
3.000%	09/20/50	373	332,199
3.000%	01/20/51	11,695	10,442,803
3.000%	02/20/51	117	104,357
3.000%	04/20/51	2,908	2,584,227
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	08/20/51	12,169	$10,812,404
3.000%	09/20/51	3,457	3,071,291
3.000%	10/20/51	972	861,382
3.000%	01/20/52	858	760,771
3.000%	03/20/52	99	86,243
3.000%	04/20/52	99	86,590
3.000%	04/20/52	591	515,701
3.000%	04/20/52	885	775,280
3.500%	TBA	25,309	23,018,338
3.500%	09/15/41	25	23,155
3.500%	11/15/41	2	1,910
3.500%	11/15/41	16	14,771
3.500%	01/15/42	6	5,254
3.500%	01/15/42	97	90,423
3.500%	02/15/42	16	15,287
3.500%	03/15/42	6	5,594
3.500%	03/15/42	57	52,794
3.500%	05/15/42	18	16,947
3.500%	06/15/42	11	10,438
3.500%	07/15/42	10	9,100
3.500%	07/15/42	11	10,058
3.500%	07/15/42	24	21,807
3.500%	07/15/42	27	24,880
3.500%	08/15/42	11	10,641
3.500%	01/15/43	12	11,562
3.500%	02/15/43	20	18,450
3.500%	04/15/43	26	24,187
3.500%	04/15/43	129	119,810
3.500%	04/20/43	255	236,813
3.500%	05/15/43	6	5,399
3.500%	05/15/43	8	7,272
3.500%	05/15/43	8	7,918
3.500%	05/15/43	37	34,686
3.500%	05/20/43	673	625,953
3.500%	07/15/43	60	55,814
3.500%	10/15/43	33	30,666
3.500%	11/15/43	6	5,893
3.500%	12/15/43	87	80,721
3.500%	01/15/44	26	24,479
3.500%	02/20/44	914	846,791
3.500%	06/20/44	93	86,337
3.500%	03/20/45	106	98,006
3.500%	04/20/45	46	42,905
3.500%	05/20/45	88	81,112
3.500%	07/20/45	34	31,674
3.500%	08/20/45	46	42,594
3.500%	10/20/45	74	68,188
3.500%	11/20/45	32	29,355
3.500%	12/20/45	382	351,744
3.500%	01/20/46	82	75,969
3.500%	01/20/46	181	167,456
3.500%	03/20/46	937	866,154
3.500%	04/20/46	478	442,082
3.500%	05/20/46	382	353,404
3.500%	06/20/46	380	351,617
3.500%	07/20/46	557	514,400
3.500%	09/20/46	18	16,064

A58

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.500%	09/20/46	353	$326,494
3.500%	10/20/46	67	61,173
3.500%	10/20/46	79	72,124
3.500%	10/20/46	97	88,777
3.500%	10/20/46	141	129,608
3.500%	05/20/47	153	141,648
3.500%	09/20/47	1,477	1,367,982
3.500%	03/20/48	38	35,141
3.500%	04/20/48	15	14,091
3.500%	06/15/48	268	250,212
3.500%	08/20/48	732	674,353
3.500%	09/20/48	1,222	1,124,601
3.500%	02/20/49	1,397	1,286,765
3.500%	05/15/50	309	285,955
3.500%	03/20/52	394	356,083
4.000%	TBA	6,610	6,172,346
4.000%	04/20/39	15	14,710
4.000%	07/20/39	128	122,521
4.000%	01/20/40	81	77,599
4.000%	10/20/40	202	193,114
4.000%	12/20/40	809	772,907
4.000%	01/20/41	30	28,140
4.000%	02/20/41	89	85,138
4.000%	03/15/41	111	106,477
4.000%	12/20/46	320	303,678
4.000%	05/20/47	123	116,713
4.000%	06/20/47	958	909,094
4.000%	07/20/47	226	214,795
4.000%	09/20/47	1,353	1,287,648
4.000%	11/20/47	352	334,025
4.000%	12/20/47	319	303,129
4.000%	01/20/48	967	917,556
4.000%	10/20/49	148	140,681
4.000%	11/20/49	1,048	971,788
4.000%	01/20/50	134	129,404
4.000%	02/20/50	118	113,709
4.000%	05/20/50	51	47,920
4.500%	TBA	26,780	25,632,435
4.500%	12/20/39	13	13,079
4.500%	01/20/40	168	165,944
4.500%	02/20/40	13	13,094
4.500%	05/20/40	488	482,078
4.500%	07/20/40	5	5,331
4.500%	09/20/40	6	5,700
4.500%	09/20/40	8	7,315
4.500%	10/20/40	10	9,833
4.500%	12/20/40	218	215,568
4.500%	01/20/41	36	35,686
4.500%	07/20/41	43	41,391
4.500%	07/20/41	232	228,994
4.500%	02/20/42	257	254,336
4.500%	11/20/46	56	55,634
4.500%	03/15/47	72	70,881
4.500%	04/15/47	59	57,424
4.500%	04/15/47	99	97,919
4.500%	05/15/47	74	73,110
4.500%	08/20/47	364	353,957
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	04/20/48	552	$537,122
4.500%	05/20/48	22	21,153
4.500%	06/20/48	327	317,728
4.500%	07/20/48	150	146,155
4.500%	08/20/48	387	375,477
4.500%	09/20/48	114	110,972
4.500%	10/20/48	375	364,210
4.500%	12/20/48	175	170,305
4.500%	01/20/49	122	118,079
4.500%	03/20/49	433	418,762
4.500%	04/20/49	55	53,705
4.500%	05/20/49	75	72,536
4.500%	02/20/50	228	220,905
4.500%	03/20/50	153	148,503
4.500%	08/20/50	234	227,535
4.500%	11/20/50	497	481,967
4.500%	12/20/50	226	219,593
5.000%	04/15/38	30	29,473
5.000%	08/15/38	67	68,042
5.000%	10/15/38	5	5,503
5.000%	10/15/38	217	219,885
5.000%	12/15/38	91	91,958
5.000%	01/15/39	27	27,292
5.000%	02/15/39	60	60,416
5.000%	02/15/39	64	64,282
5.000%	02/15/39	84	85,207
5.000%	02/15/39	185	186,819
5.000%	03/15/39	277	279,189
5.000%	04/15/39	74	74,827
5.000%	04/15/39	80	81,169
5.000%	05/15/39	72	72,510
5.000%	05/15/39	238	237,124
5.000%	11/15/39	115	115,978
5.000%	04/15/40	1,067	1,079,452
5.000%	05/15/40	63	63,620
5.000%	07/20/40	18	17,679
5.000%	07/20/40	28	27,917
5.000%	09/15/40	281	283,675
5.000%	09/20/40	93	94,114
5.000%	11/20/40	82	82,807
5.000%	10/20/47	22	22,345
5.500%	06/15/36	18	18,647
6.000%	08/20/40	25	26,824
6.000%	01/20/41	10	10,161
6.000%	04/20/41	2	1,652
6.000%	06/20/41	32	34,631
6.000%	07/20/41	32	34,130
6.000%	12/20/41	12	13,243
6.000%	02/20/42	14	14,833
6.500%	10/20/37	148	157,409
Government National Mortgage Assoc., 1 Month LIBOR + 1.652% (Cap 11.904%, Floor 1.652%)
3.283%(c)	11/20/60	603	608,705
Government National Mortgage Assoc., 1 Month LIBOR + 1.735% (Cap 12.050%, Floor 1.735%)
3.368%(c)	07/20/60	992	1,001,010

A59

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
Government National Mortgage Assoc., 1 Month LIBOR + 1.813% (Cap 12.097%, Floor 1.813%)
3.446%(c)	09/20/60	1,160	$1,171,344
Government National Mortgage Assoc., 1 Month LIBOR + 2.400% (Cap 12.646%, Floor 2.400%)
4.033%(c)	04/20/60	1,079	1,099,530
Resolution Funding Corp. Principal Strips, Bonds
3.479%(s)	04/15/30	55	39,733
Tennessee Valley Authority, Sr. Unsec’d. Notes
4.875%	01/15/48	1,031	1,046,054
5.250%	09/15/39	760	810,521
Tennessee Valley Authority Generic Strips, Bonds
2.705%(s)	09/15/30	492	337,310
2.897%(s)	03/15/33	123	75,675

Total U.S. Government Agency Obligations (cost $1,289,305,094)			1,178,915,956
U.S. Treasury Obligations — 11.9%
U.S. Treasury Bonds
1.250%	05/15/50	12,661	7,080,269
1.750%	08/15/41	20,144	13,770,107
1.875%	11/15/51	34,685	22,919,198
2.000%	11/15/41(k)	110,305	78,937,016
2.000%	02/15/50	8	5,494
2.000%	08/15/51	10,020	6,840,216
2.250%	05/15/41	1,280	967,400
2.500%	02/15/45	17,682	13,474,236
2.750%	11/15/47	11,102	8,874,341
3.000%	02/15/48(a)	11,887	9,999,939
3.250%	05/15/42	35,525	31,522,887
4.250%	11/15/40	1,142	1,178,401
4.625%	02/15/40	1,142	1,241,211
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	02/15/52	8,509	5,390,509
0.750%	07/15/28	39,210	36,858,093
U.S. Treasury Notes
0.375%	04/30/25(a)	74,659	67,618,890
0.375%	01/31/26	5	4,404
1.625%	01/31/27(h)(k)	12,215	10,952,465
2.125%	03/31/24	35,600	34,463,859
2.375%	05/15/27	17,400	16,126,266
2.750%	08/15/32(h)	29,785	27,248,621
2.875%	05/15/32	31,585	29,221,060
U.S. Treasury Strips Coupon
1.497%(s)	08/15/41(k)	4,494	2,037,924
2.380%(s)	02/15/42	40,000	17,618,750
2.384%(s)	02/15/43	15,060	6,329,318

Total U.S. Treasury Obligations (cost $536,195,151)			450,680,874

Shares
Exchange-Traded Funds — 3.1%
iShares Core U.S. Aggregate Bond ETF	612,748	59,032,142
	Shares	Value
Exchange-Traded Funds (continued)
Vanguard Total Bond Market ETF	828,950	$59,129,004

Total Exchange-Traded Funds (cost $134,061,757)		118,161,146

Total Long-Term Investments (cost $4,649,908,685)		4,084,682,128
Short-Term Investments — 7.1%
Affiliated Mutual Fund — 5.3%
PGIM Institutional Money Market Fund (cost $199,307,740; includes $198,637,427 of cash collateral for securities on loan)(b)(we)	199,459,236	199,319,615

Interest Rate	Maturity Date	Principal Amount (000)#
Corporate Bond — 0.0%
Electric
Pacific Gas & Electric Co.,
First Mortgage, SOFR Index + 1.150%
3.803%(c)	11/14/22	315	314,507
(cost $315,000)

	Shares
Unaffiliated Fund — 1.8%
Dreyfus Government Cash Management (Institutional Shares)	67,381,053	67,381,053
(cost $67,381,053)
Options Purchased*~ — 0.0%
(cost $367,725)		62,822

Total Short-Term Investments (cost $267,371,518)		267,077,997

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—115.4% (cost $4,917,280,203)		4,351,760,125
Options Written*~ — (0.1)%
(premiums received $3,824,047)		(2,768,727)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—115.3% (cost $4,913,456,156)		4,348,991,398

Liabilities in excess of other assets(z) — (15.3)%		(578,214,564)

Net Assets — 100.0%		$3,770,776,834

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CNH	Chinese Renminbi
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee

A60

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
NSA	Non-Seasonally Adjusted
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $7,026,160 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $195,050,564; cash collateral of $198,637,427 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 75,617,000 is 2.0% of net assets.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A61

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/13/22	(80,017)		$(64,770,011)
Federal National Mortgage Assoc.	4.000%	TBA	10/13/22	(4,758)		(4,414,718)
Federal National Mortgage Assoc.	4.000%	TBA	11/14/22	(1,500)		(1,390,430)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $72,591,124)						$(70,575,159)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.50		49		49	$1,531
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$111.75		16		16	1,500
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.50		12		12	10,688
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$126.00		9		9	20,250
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$130.00		36		36	25,312
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$131.00		6		6	3,094
Japanese Yen Currency	Call	10/07/22	71.00		4		5	350
Total Exchange Traded (cost $152,145)								$62,725

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs CAD	Put	Morgan Stanley Capital Services LLC	10/07/22	1.27		—		2,115	$—
Currency Option USD vs CAD	Put	Citibank, N.A.	10/11/22	1.27		—		3,084	3
Currency Option USD vs CAD	Put	Citibank, N.A.	10/11/22	1.27		—		1,031	1
Currency Option USD vs CAD	Put	Citibank, N.A.	10/11/22	1.27		—		1,031	1
Currency Option USD vs CAD	Put	Goldman Sachs Bank USA	10/14/22	1.27		—		3,107	7
Currency Option USD vs JPY	Put	Goldman Sachs Bank USA	10/05/22	131.55		—		5,473	29
Currency Option USD vs JPY	Put	Citibank, N.A.	10/06/22	131.39		—		1,629	26
Currency Option USD vs JPY	Put	Goldman Sachs Bank USA	10/06/22	131.50		—		1,820	30
Total OTC Traded (cost $215,580)									$97
Total Options Purchased (cost $367,725)									$62,822
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
90 Day Euro Dollar Futures	Call	12/19/22	$96.50		179		448	$(11,187)
90 Day Euro Dollar Futures	Call	12/19/22	$97.00		1,085		2,713	(47,469)
90 Day Euro Dollar Futures	Call	12/19/22	$99.00		11		28	(69)
5 Year U.S. Treasury Notes Futures	Call	10/07/22	$107.75		17		17	(6,109)
5 Year U.S. Treasury Notes Futures	Call	10/07/22	$108.00		40		40	(10,625)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$108.50		18		18	(5,766)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$109.00		73		73	(14,828)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$109.25		195		195	(30,469)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$109.50		18		18	(2,250)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$110.00		52		52	(4,063)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$110.25		128		128	(8,000)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$110.50		61		61	(3,336)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.00		62		62	(2,422)
5 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.00		47		47	(1,102)
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$109.00		71		71	(33,836)
A62

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$109.25		186		186	$(75,562)
5 Year U.S. Treasury Notes Futures	Call	11/25/22	$110.00		116		116	(29,906)
10 Year Euro-Bund Futures	Call	10/21/22	137.00		11	EUR	11	(31,803)
10 Year Euro-Bund Futures	Call	10/21/22	138.00		7	EUR	7	(16,190)
10 Year Euro-Bund Futures	Call	10/21/22	145.00		24	EUR	24	(8,468)
10 Year Euro-Bund Futures	Call	11/25/22	138.00		11	EUR	11	(37,624)
10 Year Euro-Bund Futures	Call	11/25/22	140.00		7	EUR	7	(17,357)
10 Year U.S. Treasury Notes Futures	Call	10/07/22	$112.00		56		56	(42,000)
10 Year U.S. Treasury Notes Futures	Call	10/07/22	$112.50		11		11	(5,672)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.00		17		17	(29,484)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$111.50		24		24	(34,125)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$112.75		29		29	(22,656)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$113.00		105		105	(72,187)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$114.00		57		57	(23,156)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$114.50		18		18	(5,344)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$115.00		54		54	(12,656)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$115.50		18		18	(3,094)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$116.00		213		213	(29,953)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$116.50		111		111	(12,141)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$117.50		31		31	(1,938)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$118.00		34		34	(1,594)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$119.00		55		55	(2,578)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$120.00		56		56	(1,750)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$121.00		50		50	(1,563)
10 Year U.S. Treasury Notes Futures	Call	10/21/22	$122.00		29		29	(453)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$113.00		29		29	(35,797)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$114.00		28		28	(24,062)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$115.00		28		28	(16,625)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$117.00		5		5	(1,406)
10 Year U.S. Treasury Notes Futures	Call	11/25/22	$118.00		5		5	(1,016)
20 Year U.S. Treasury Bonds Futures	Call	10/07/22	$127.50		11		11	(8,766)
20 Year U.S. Treasury Bonds Futures	Call	10/07/22	$128.00		5		5	(3,203)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$128.00		18		18	(23,625)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$132.00		81		81	(30,375)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$133.00		6		6	(1,594)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$134.00		9		9	(1,828)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$135.00		12		12	(1,688)
20 Year U.S. Treasury Bonds Futures	Call	10/21/22	$144.00		19		19	(594)
20 Year U.S. Treasury Bonds Futures	Call	11/25/22	$130.00		14		14	(22,969)
Australian Dollar Currency	Call	10/07/22	64.50		9		9	(4,140)
Japanese Yen Currency	Call	11/04/22	71.00		8		10	(5,800)
5 Year U.S. Treasury Notes Futures	Put	10/07/22	$107.00		17		17	(4,648)
5 Year U.S. Treasury Notes Futures	Put	10/21/22	$107.00		28		28	(14,000)
5 Year U.S. Treasury Notes Futures	Put	10/21/22	$108.00		30		30	(29,531)
10 Year Euro-Bund Futures	Put	10/21/22	140.00		24	EUR	24	(69,388)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$111.00		18		18	(12,094)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$111.50		44		44	(37,812)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$112.00		11		11	(11,859)
10 Year U.S. Treasury Notes Futures	Put	10/21/22	$114.00		24		24	(56,250)
20 Year U.S. Treasury Bonds Futures	Put	10/07/22	$125.00		3		3	(2,250)
20 Year U.S. Treasury Bonds Futures	Put	10/21/22	$129.00		12		12	(42,750)
Total Exchange Traded (premiums received $2,493,733)								$(1,164,855)

A63

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs GBP	Put	JPMorgan Chase Bank, N.A.	10/24/22	1.20	—	4,938		$(7,031)
Currency Option USD vs GBP	Put	Citibank, N.A.	10/27/22	1.21	—	4,718		(6,520)
Currency Option USD vs GBP	Put	Goldman Sachs Bank USA	12/22/22	1.08	—	2,000		(112,767)
Currency Option USD vs GBP	Put	JPMorgan Chase Bank, N.A.	12/22/22	1.08	—	2,034		(125,212)
Currency Option USD vs GBP	Put	Morgan Stanley Capital Services LLC	12/22/22	1.12	—	4,050		(136,493)
Total OTC Traded (premiums received $327,044)								$(388,023)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	97,880		$(24,333)
CDX.NA.IG.39.V1, 12/20/27	Call	Bank of America, N.A.	10/19/22	1.05%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	97,880		(183,373)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.85%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	97,880		(658,797)
CDX.NA.IG.39.V1, 12/20/27	Put	Bank of America, N.A.	10/19/22	1.05%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	97,880		(349,346)
Total OTC Swaptions (premiums received $1,003,270)									$(1,215,849)
Total Options Written (premiums received $3,824,047)									$(2,768,727)
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
823	90 Day Euro Dollar	Dec. 2022	$196,100,325	$(3,751,141)
144	90 Day Euro Dollar	Mar. 2023	34,306,200	80,852
191	90 Day Euro Dollar	Jun. 2023	45,522,463	(586,437)
83	90 Day Euro Dollar	Sep. 2023	19,799,650	(753,049)
12	90 Day Euro Dollar	Dec. 2023	2,865,300	(40,675)
222	90 Day Euro EURIBOR	Dec. 2022	53,171,657	(839,723)
13	3 Month CME SOFR	Jun. 2023	3,107,488	(29,652)
352	3 Month CME SOFR	Dec. 2024	84,757,200	(542,982)
431	2 Year U.S. Treasury Notes	Dec. 2022	172,528,126	(1,688,884)
55	5 Year Euro-Bobl	Dec. 2022	6,454,854	(152,619)
6,970	5 Year U.S. Treasury Notes	Dec. 2022	884,789,277	(26,965,397)
130	10 Year Australian Treasury Bonds	Dec. 2022	9,738,763	(268,355)
55	10 Year U.K. Gilt	Dec. 2022	5,919,948	(650,363)
798	10 Year U.S. Treasury Notes	Dec. 2022	89,425,875	(4,247,155)
290	10 Year U.S. Ultra Treasury Notes	Dec. 2022	34,360,470	(1,599,156)
659	20 Year U.S. Treasury Bonds	Dec. 2022	83,301,719	(5,628,661)
935	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	196,869,000	(14,984,029)
188	Australian Dollar Currency	Dec. 2022	12,061,140	(635,205)
13	British Pound Currency	Dec. 2022	908,456	(44,415)
26	Euro Currency	Dec. 2022	3,204,988	(111,586)
56	Euro-OAT	Dec. 2022	7,251,116	(336,164)
99	Japanese Yen Currency	Dec. 2022	8,617,331	(139,906)
895	Mexican Peso	Dec. 2022	21,931,975	(14,583)
				(63,929,285)
Short Positions:
279	30 Day Federal Funds	Oct. 2022	112,672,701	(69,849)
A64

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
834	3 Month CME SOFR	Dec. 2023	$199,680,450	$858,479
1,045	2 Year U.S. Treasury Notes	Dec. 2022	214,633,204	3,153,489
32	5 Year Euro-Bobl	Dec. 2022	3,755,552	97,928
37	10 Year Euro-Bund	Dec. 2022	10,586,716	341,838
12	10 Year Japanese Bonds	Dec. 2022	12,295,999	(757)
4,437	10 Year U.S. Treasury Notes	Dec. 2022	606,033,999	21,216,838
869	10 Year U.S. Ultra Treasury Notes	Dec. 2022	135,901,584	7,540,072
469	20 Year U.S. Treasury Bonds	Dec. 2022	120,717,968	9,121,902
32	30 Year Euro Buxl	Dec. 2022	4,598,865	430,440
55	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	7,535,000	32,965
25	Euro Schatz Index	Dec. 2022	2,625,676	23,399
				42,746,744
				$(21,182,541)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/18/22	Citibank, N.A.	AUD	17,711	$12,133,843	$11,331,408	$—	$(802,435)
British Pound,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	GBP	6,963	7,530,719	7,774,668	243,949	—
Expiring 10/18/22	Goldman Sachs International	GBP	5,889	7,098,799	6,577,667	—	(521,132)
Expiring 12/28/22	Goldman Sachs International	GBP	1,093	1,183,172	1,222,158	38,986	—
Expiring 12/28/22	JPMorgan Chase Bank, N.A.	GBP	1,098	1,180,570	1,227,750	47,180	—
Expiring 12/28/22	Morgan Stanley & Co. International PLC	GBP	1,764	1,955,380	1,972,524	17,144	—
Canadian Dollar,
Expiring 10/18/22	Citibank, N.A.	CAD	29,035	22,433,037	21,018,036	—	(1,415,001)
Expiring 10/18/22	Citibank, N.A.	CAD	11,740	9,042,768	8,498,532	—	(544,236)
Expiring 10/18/22	Citibank, N.A.	CAD	3,610	2,780,613	2,613,263	—	(167,350)
Chinese Renminbi,
Expiring 10/18/22	JPMorgan Chase Bank, N.A.	CNH	27,723	3,891,501	3,884,153	—	(7,348)
Expiring 10/18/22	Morgan Stanley & Co. International PLC	CNH	26,230	3,642,044	3,674,968	32,924	—
Euro,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	571	554,055	560,162	6,107	—
Expiring 10/04/22	The Toronto-Dominion Bank	EUR	38,688	37,301,485	37,926,735	625,250	—
Expiring 10/18/22	BNP Paribas S.A.	EUR	2,521	2,555,833	2,473,972	—	(81,861)
Indian Rupee,
Expiring 10/18/22	JPMorgan Chase Bank, N.A.	INR	5,329	66,780	65,211	—	(1,569)
Expiring 01/18/23	Morgan Stanley & Co. International PLC	INR	5,329	64,608	64,617	9	—
Indonesian Rupiah,
Expiring 10/18/22	JPMorgan Chase Bank, N.A.	IDR	129,492,350	8,536,081	8,453,595	—	(82,486)
Japanese Yen,
Expiring 10/18/22	BNP Paribas S.A.	JPY	2,270,100	16,779,793	15,711,138	—	(1,068,655)
South African Rand,
Expiring 10/18/22	Morgan Stanley & Co. International PLC	ZAR	15,477	923,965	853,697	—	(70,268)
				$139,655,046	$135,904,254	1,011,549	(4,762,341)

A65

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	GBP	6,963	$8,234,735	$7,774,668	$460,067	$—
Expiring 10/18/22	Goldman Sachs International	GBP	2,192	2,356,852	2,448,429	—	(91,577)
Expiring 11/02/22	JPMorgan Chase Bank, N.A.	GBP	6,963	7,534,939	7,779,282	—	(244,343)
Expiring 12/28/22	Goldman Sachs International	GBP	1,620	1,797,534	1,811,433	—	(13,899)
Expiring 12/28/22	Morgan Stanley & Co. International PLC	GBP	139	153,485	155,426	—	(1,941)
Canadian Dollar,
Expiring 10/11/22	Morgan Stanley & Co. International PLC	CAD	1,159	908,391	839,288	69,103	—
Expiring 10/12/22	Citibank, N.A.	CAD	1,693	1,326,115	1,225,817	100,298	—
Expiring 10/12/22	Citibank, N.A.	CAD	578	453,642	418,449	35,193	—
Expiring 10/12/22	Citibank, N.A.	CAD	539	422,707	390,397	32,310	—
Expiring 10/17/22	Goldman Sachs International	CAD	1,704	1,330,859	1,233,159	97,700	—
Expiring 10/18/22	Goldman Sachs International	CAD	7,425	5,586,125	5,374,862	211,263	—
Expiring 10/18/22	Morgan Stanley & Co. International PLC	CAD	1,780	1,347,728	1,288,534	59,194	—
Chinese Renminbi,
Expiring 10/18/22	Citibank, N.A.	CNH	23,310	3,482,691	3,265,860	216,831	—
Expiring 10/18/22	JPMorgan Chase Bank, N.A.	CNH	18,763	2,798,510	2,628,808	169,702	—
Expiring 10/18/22	JPMorgan Chase Bank, N.A.	CNH	11,880	1,776,449	1,664,454	111,995	—
Expiring 01/18/23	JPMorgan Chase Bank, N.A.	CNH	27,723	3,901,139	3,893,567	7,572	—
Expiring 01/18/23	Morgan Stanley & Co. International PLC	CNH	26,230	3,651,678	3,683,875	—	(32,197)
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	39,260	39,235,609	38,486,897	748,712	—
Expiring 11/02/22	The Toronto-Dominion Bank	EUR	38,688	37,379,248	38,002,802	—	(623,554)
Indian Rupee,
Expiring 10/18/22	Morgan Stanley & Co. International PLC	INR	5,329	65,267	65,211	56	—
Indonesian Rupiah,
Expiring 10/18/22	Citibank, N.A.	IDR	114,507,330	7,578,750	7,475,335	103,415	—
Expiring 10/18/22	Citibank, N.A.	IDR	91,718,200	6,084,530	5,987,602	96,928	—
Expiring 01/18/23	JPMorgan Chase Bank, N.A.	IDR	129,492,350	8,488,519	8,413,566	74,953	—
Japanese Yen,
Expiring 10/07/22	Goldman Sachs International	JPY	226,441	1,678,337	1,565,573	112,764	—
Expiring 10/11/22	Citibank, N.A.	JPY	64,418	477,726	445,537	32,189	—
Expiring 10/11/22	Goldman Sachs International	JPY	73,622	545,952	509,196	36,756	—
Mexican Peso,
Expiring 10/18/22	Morgan Stanley & Co. International PLC	MXN	252,990	12,078,778	12,520,317	—	(441,539)
Expiring 10/18/22	Morgan Stanley & Co. International PLC	MXN	162,050	7,745,806	8,019,753	—	(273,947)
				$168,422,101	$167,368,097	2,777,001	(1,722,997)
						$3,788,550	$(6,485,338)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/18/22	Buy	NOK	48,181	EUR	4,656	$—	$(143,155)	BNP Paribas S.A.
Credit default swap agreements outstanding at September 30, 2022:
A66

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Apache Corp.	06/20/26	1.000%(Q)	2,853	2.278%	$(106,219)	$(119,387)	$(13,168)
Apache Corp.	12/20/26	1.000%(Q)	3,241	2.426%	(80,716)	(168,516)	(87,800)
					$(186,935)	$(287,903)	$(100,968)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.39.V1	12/20/27	5.000%(Q)	16,576		$678,112		$654,959		$(23,153)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	114,020		(140,248)		356,522		496,770
					$537,864		$1,011,481		$473,617

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)		Value at Trade Date		Value at September 30, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.38.V1	06/20/27	1.000%(Q)	140,381		0.994%		$1,650,565		$78,307		$(1,572,258)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	42,160		1.075%		(31,405)		(131,827)		(100,422)
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	51,291		1.075%		(70,290)		(160,378)		(90,088)
							$1,548,870		$(213,898)		$(1,762,768)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A67

AST CORE FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
14,960	11/18/23	3.970%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$(54,430)	$413,487	$467,917
14,960	11/18/26	3.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	200,259	(181,882)	(382,141)
				$145,829	$231,605	$85,776
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	3,490	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	$152,757	$652,095	$499,338
GBP	825	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	36,002	235,567	199,565
JPY	1,200,700	05/09/46	0.641%(S)	1 Day TONAR(1)(S)	1,606	798,650	797,044
JPY	1,200,700	05/09/46	0.641%(T)	1 Day TONAR(2)(T)	(154,679)	(696,135)	(541,456)
MXN	251,640	07/20/29	7.440%(M)	28 Day Mexican Interbank Rate(2)(M)	121,229	(1,115,919)	(1,237,148)
	52,991	06/04/24	0.820%(S)	3 Month LIBOR(2)(Q)	—	(1,885,460)	(1,885,460)
	16,939	11/20/26	1.520%(A)	1 Day SOFR(1)(A)	(26,524)	998,118	1,024,642
	16,634	05/15/27	0.710%(A)	1 Day SOFR(1)(A)	32,976	2,248,336	2,215,360
	22,914	08/15/28	1.130%(A)	1 Day SOFR(1)(A)	140,253	3,165,293	3,025,040
	24,265	08/15/28	1.220%(A)	1 Day SOFR(1)(A)	(9,412)	3,235,887	3,245,299
	12,682	02/15/29	2.850%(A)	1 Day SOFR(1)(A)	50,443	588,783	538,340
	18,605	04/30/29	3.270%(A)	1 Day SOFR(1)(A)	(110,864)	456,612	567,476
	9,969	10/20/31	1.733%(A)	1 Day SOFR(1)(A)	54,939	619,043	564,104
	6,134	03/18/32	2.000%(A)	1 Day SOFR(1)(A)	49,720	745,539	695,819
	6,450	07/20/45	0.560%(A)	1 Day SOFR(1)(A)	265,960	2,779,684	2,513,724
	5,351	02/15/47	1.520%(A)	1 Day SOFR(1)(A)	(174,409)	1,490,861	1,665,270
	10,140	02/15/47	1.729%(A)	1 Day SOFR(1)(A)	—	2,466,218	2,466,218
	2,159	08/15/47	1.650%(A)	1 Day SOFR(1)(A)	217,084	565,253	348,169
	10,767	02/15/48	2.510%(A)	1 Day SOFR(1)(A)	70,660	1,247,710	1,177,050
	7,960	04/21/52	2.500%(A)	1 Day SOFR(1)(A)	7,418	829,393	821,975
					$725,159	$19,425,528	$18,700,369

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A68